UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22310

ETF Managers Trust (formerly known as FactorShares Trust)
 (Exact name of registrant as specified in charter)

30 Maple Street, Suite 2
Summit, NJ 07901
  (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(908) 897-0518
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2017

Date of reporting period: March 31, 2017

Item 1. Reports to Stockholders.

type

Semi-Annual Report
March 31, 2017

PureFundsTM ISE Junior Silver ETF
Ticker: SILJ

PureFundsTM ISE Cyber Security ETF
Ticker: HACK

PureFundsTM ISE Big Data ETF
Ticker: BIGD

PureFundsTM ISE Mobile Payments ETF
Ticker: IPAY

PureFundsTM Drone Economy Strategy ETF
Ticker: IFLY

PureFundsTM Video Game Tech ETF
Ticker: GAMR

PureFundsTM Solactive FinTech ETF
Ticker: FINQ

PureFundsTM ETFx HealthTech ETF
Ticker: IMED

Each Fund is a series of ETF Managers Trust.

PureFunds™ ETFs

TABLE OF CONTENTS March 31, 2017

Dear Shareholder,

The six months ended March 31, 2017 was a period of mostly positive performance for PureFunds. We continue to strive to deliver thematic technology ETFs that focus on major areas of technological advancement in business and life, namely, with the PureFunds Solactive FinTech ETFTM (Nasdaq Ticker: FINQ), PureFunds ETFx HealthTech ETFTM (Nasdaq Ticker: IMED), PureFunds ISE Cyber Security ETFTM (NYSE Arca Ticker: HACK), PureFunds ISE Junior Silver ETFTM (NYSE Arca Ticker: SILJ), PureFunds ISE Big Data ETFTM (NYSE Arca Ticker: BIGD), PureFunds Video Game Tech ETFTM (Nasdaq Ticker: GAMR), PureFunds Drone Economy Strategy ETFTM (Nasdaq Ticker: IFLY), and PureFunds ISE Mobile Payments ETFTM (NYSE Arca Ticker: IPAY). We are extremely proud of the many accomplishments PureFunds has achieved with its partners to date and strive to continue providing investors with access to in demand investment themes and strategies.

During the 6-month period from October 1, 2016 to March 31, 2017, the S&P 500 Information Technology Sector Index, a broad measure of US listed technology companies, returned 13.03%. During the same period, the S&P Global 1200 Information Technology Sector Index, a broad measure of global technology companies, returned 12.36%. It was a strong six months for the broad technology sector and the more targeted strategies followed by the tech oriented PureFunds ETFs underperformed the broader sector during the period. For all of the Funds, the primary difference between Fund returns and index returns were the expenses of the Funds, which are not part of the indexes that each of the Funds track.

The ISE Cyber Security Index (“Index”) rose 6.57% over the 6 month period. The Fund NAV return for HACK was 6.23%, in line with the performance of the Index. The best performing stocks during the period were Ahnlab Inc. (up 135.53%), Trend Micro (up 32.48%) and Check Point Software Technologies (up 32.28%). The worst performing stocks during the period were SecureWorks Corp (down 30.79%) Palo Alto Networks Inc. (down 29.28%), and Imperva Inc. (down 23.57%).

The ISE Junior Silver (Small Cap Miners/ Explorers) Index (“Index”) declined by -16.10% during the period. The Fund NAV return for SILJ was -16.37% in line with the performance of the index. The best performing stocks during the period were Sierra Metals Inc (up 85.49%), Great Panther Silver Ltd. (up 21.48%), and Trevali Mining Corp (up 19.35%). The worst performing stocks during the period were Santacruz Silver Mining Ltd. (down 41.31%), Mandalay Resources Corp (down 40.82%), and Endeavour Silver Corp (down 38.01%).

The ISE Big Data Index (“Index”) rose 1.53% during the six month period. The Fund NAV return for BIGD was 1.10% in line with the return of the Index. The best performing stocks during the period were Tubemogul Inc. (up 49.41%), Neustar Inc. (up 24.86%) and Hortonworks (up 17.49%). The worst performing stocks during the period were Isentia Group Ltd. (down - 60.21%), The Rubicon Project Inc. (down -28.86%), and Nielsen Holdings (down -21.78%).

The ISE Mobile Payments Index (“Index”) rose 12.56% during the six month period. The Fund NAV return for IPAY was 12.14% in line with the performance of the Index. The best performing stocks during the period were Moneygram International Inc. (up 136.76%), Square Inc. (up 48.20%) and Green Dot Corp (up 44.67%). The worst performing stocks during the period were CPI Card Group Inc (down 28.91%), Pax Global Technology Ltd. (down 13.16%), and Fleetcor Technologies Inc. (down 12.84%).

The Reality Shares Drone Index (“Index”) rose 5.04% during the six month period. The Fund NAV return for IFLY was 5.06%, in line with the performance of the Index. The best performing stocks were Invensense (up 70.22%), ASELSAN (up 48.80%), and Boeing (up 36.45%).The worst performing stocks during the period were GoPro (down 47.84%), Ambarella Inc. (down 25.68%), and Korea Aerospace Industries (down 24.94%).

The EEFund Video Game Tech Index rose 5.33% during the six month period. The Fund NAV return for GAMR was 5.19%, in line with the performance of the Index. The best performing stocks during the period were Advanced Micro Devices (up 110.56%), Nvidia Corp (up 59.41%), and Logitech International (up 41.90%). The worst performing stocks during the period were Dena Co Ltd (down 43.07%), Jakks Pacific Inc. (down 36.34%), and Capcom Co Ltd. (down 19.39%).

The Solactive FinTech Index rose 2.44% during the six month period. The Fund NAV return for FINQ was 2.14%, in line with the performance of the Index. The best performing stocks during the period were Pegasystems Inc. (up 48.92%), Square Inc. (up 48.20%), and Temenos Group (up 26.00%). The worst performing stocks during the period were Syntel Inc. (down 36.73%), Silverlake Axis Ltd. (down 21.07%), and On Deck Capital (down 11.58%).

The ETFx HealthTech Index rose 3.28% during the six month period. The Fund NAV return for IMED was 2.76%, in line with the performance of the Index. The best performing stocks during the period were Masimo Corp (up 57.54%), Quality Systems Inc. (up 34.01%), and Wright Medical Group NV (up 26.87%). The worst performing stocks during the period were NantHealth (down 61.29%), M3 Inc. (down 25.86%), and Edward Lifesciences Corp (down 21.97%).

The period ended on a strong note for technology in general and for most of the thematic strategies tracked by PureFunds.

On behalf of PureFunds and our industry leading partners, I would like to thank you for your continued interest in PureFunds and our unique suite of ETFs. We endeavor to provide our investors with new and innovative products and look forward to continuing this for years to come.

You can find further details about BIGD, FINQ, GAMR, HACK, IFLY, IMED, IPAY and SILJ by visiting www.purefunds.com, or by calling 1-877-756-PURE.

Sincerely,

Samuel Masucci III
Chairman of the Board

Samuel Masucci III is a registered representative of ETFMG Financial, LLC.

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF
Growth of $10,000 (Unaudited)

Average Annual Returns Period Ended March 31, 2017	6 Months Return	1 Year Return	3 Year Return	Since Inception (11/29/12)
PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF (NAV)	-16.37%	51.18%	6.82%	-8.90%
PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF (Market)	-16.18%	49.49%	6.43%	-8.92%
S&P 500 Index	10.12%	17.17%	10.37%	15.05%
ISE Junior Silver (Small Cap Miners/Explorers) Index	-16.10%	53.60%	8.76%	-7.53%

Total Fund Operating Expenses[1]	0.69%
1. The expense ratio is taken from the Fund’s most recent prospectus dated January 31, 2017.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on November 28, 2012, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions from the sale of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The unmanaged indices do not reflect fees and are not available for direct investment.

PureFundsTM ISE Junior Silver (Small Cap Miners/Explorers) ETF

Top Ten Holdings*

	Security	% of Total Investments†
1	Pan American Silver Corporation	13.24%
2	First Majestic Silver Corporation	11.59%
3	Coeur Mining, Inc.	11.56%
4	Silvercorp Metals, Inc.	5.95%
5	Trevali Mining Corporation	4.73%
6	Hochschild Mining PLC	4.46%
7	Silver Standard Resources, Inc.	4.44%
8	Fortuna Silver Mines, Inc.	4.37%
9	Excellon Resources, Inc.	4.23%
10	MAG Silver Corporation	4.18%

Top Ten Holdings = 68.75% of Total Investments†
* Current portfolio holdings may not be indicative of future fund holdings.
† Percentage of total investments less cash.

6
PureFunds™ ISE Cyber Security ETF
Growth of $10,000

Average Annual Returns	6 Months	1 Year	Since Inception
Period Ended March 31, 2017	Return	Return	(11/11/14)
PureFunds™ ISE Cyber Security ETF (NAV)	6.23%	24.55%	7.75%
PureFunds™ ISE Cyber Security ETF (Market)	6.34%	24.68%	7.78%
S&P 500 Index	10.12%	17.17%	8.66%
ISE Cyber Security Index	6.57%	25.34%	8.87%

Total Fund Operating Expenses[1]			0.60%
1. The expense ratio is taken from the Fund’s most recent prospectus dated May 1, 2017. Effective May 1, 2017, the Fund’s unitary fees went from 0.75% to 0.60%.

Performance data quoted represents past performance and does not guarantee future results may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on November 11, 2014, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions from the sale of Fund shares.  The chart assumes reinvestment of capital gains and dividends, if any.  The unmanaged indices do not reflect fees and are not available for direct investment.

PureFundsTM ISE Cyber Security ETF

Top Ten Holdings*
		% of Total
	Security	Investments†
1	Ahnlab, Inc.	3.92%
2	FireEye, Inc.	3.27%
3	Qualys, Inc.	3.17%
4	Symantec Corporation	3.14%
5	Gigamon, Inc.	3.05%
6	Check Point Software Technologies, Ltd.	3.03%
7	Fortinet, Inc.	3.00%
8	Trend Micro, Inc.	2.96%
9	Splunk, Inc.	2.95%
10	CyberArk Software Ltd.	2.94%

	Top Ten Holdings = 31.43% of Total Investments†
	* Current portfolio holdings may not be indicative of future Fund holdings.
	† Percentage of total investments less cash.

PureFunds™ ISE Big Data ETF
Growth of $10,000 (Unaudited)

Average Annual Returns	6 Months	1 Year	Since Inception
Period Ended March 31, 2017	Return	Return	(7/15/15)
PureFunds™ ISE Big Data ETF (NAV)	1.10%	16.60%	0.21%
PureFunds™ ISE Big Data ETF (Market)	0.65%	18.66%	-0.47%
S&P 500 Index	10.12%	17.17%	9.25%
ISE Big DataTM Index	1.53%	17.49%	1.03%

Total Fund Operating Expenses[1]			0.75%
1. The expense ratio is taken from the Fund’s most recent prospectus dated January 31, 2017.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on July 15, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions from the sale of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The unmanaged indices do not reflect fees and are not available for direct investment.

PureFundsTM ISE Big Data ETF

Top Ten Holdings*
		% of Total
	Security	Investments†
1	Varonis Systems, Inc.	3.04%
2	Verint Systems, Inc.	3.01%
3	Software AG	2.96%
4	SAP SE	2.92%
5	Blackbaud, Inc.	2.81%
6	New Relic, Inc.	2.76%
7	Inovalon Holdings, Inc.	2.75%
8	Oracle Corporation	2.74%
9	CoreLogic, Inc.	2.72%
10	Hewlett Packard Enterprise Co.	2.72%

	Top Ten Holdings = 28.43% of Total Investments†
	* Current Fund holdings may not be indicative of future Fund holdings.
	† Percentage of total investments less cash.

PureFunds™ ISE Mobile Payments ETF
Growth of $10,000 (Unaudited)

Cumulative Returns	6 Months	1 Year	Since Inception
Period Ended March 31, 2017	Return	Return	(7/15/15)
PureFunds™ ISE Mobile Payments ETF (NAV)	12.14%	17.27%	7.09%
PureFunds™ ISE Mobile Payments ETF (Market)	11.74%	17.38%	7.25%
S&P 500 Index	10.12%	17.17%	9.25%
ISE Mobile PaymentsTM Index	12.56%	17.77%	7.72%

Total Fund Operating Expenses[1]			0.75%
1. The expense ratio is taken from the Fund’s most recent prospectus dated January 31, 2017.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on July 15, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions from the sale of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The unmanaged indices do not reflect fees and are not available for direct investment.

PureFundsTM ISE Mobile Payments ETF

Top Ten Holdings*
		% of Total
	Security	Investments†
1	Visa, Inc.	4.62%
2	MasterCard, Inc.	4.51%
3	PayPal Holdings, Inc.	4.24%
4	American Express Co.	4.23%
5	Worldpay Group PLC	3.90%
6	Discover Financial Services	3.85%
7	Fidelity National Information Services, Inc.	3.73%
8	Fiserv, Inc.	3.71%
9	Global Payments, Inc.	3.47%
10	Vantiv, Inc.	3.22%

	Top Ten Holdings = 39.48% of Total Investments†
	* Current Fund holdings may not be indicative of future Fund holdings.
	† Percentage of total investments less cash.

PureFunds™ Drone Economy Strategy ETF
Growth of $10,000 (Unaudited)

Cumulative Returns	6 Months	1 Year	Since Inception
Period Ended March 31, 2017	Return	Return	(3/8/2016)
PureFunds™ Drone Economy Strategy ETF (NAV)	5.06%	7.57%	11.78%
PureFunds™ Drone Economy Strategy ETF (Market)	4.54%	7.18%	11.96%
S&P 500 Index	10.12%	17.17%	20.64%
Reality Shares Drone Index	5.04%	7.62%	12.04%

Total Fund Operating Expenses[1]			0.75%
1. The expense ratio is taken from the Fund’s most recent prospectus dated January 31, 2017.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on March 8, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions from the sale of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The unmanaged indices do not reflect fees and are not available for direct investment.

PureFundsTM Drone Economy Strategy ETF

Top Ten Holdings*
		% of Total
	Security	Investments†
1	Aerovironment, Inc.	8.55%
2	Parrot SA	8.26%
3	Boeing Co.	4.01%
4	Ambarella, Inc.	3.19%
5	GoPro, Inc.	2.98%
6	BAE Systems PLC	1.83%
7	Jabil Circuit, Inc.	1.81%
8	Thales SA	1.81%
9	Honeywell International, Inc.	1.77%
10	L3 Technologies, Inc.	1.74%

	Top Ten Holdings =35.95% of Total Investments†
	* Current Fund holdings may not be indicative of future Fund holdings.
	† Percentage of total investments less cash.

PureFunds™ Video Game Tech ETF
Growth of $10,000 (Unaudited)

Cumulative Returns	6 Months	1 Year	Since Inception
Period Ended March 31, 2017	Return	Return	(3/8/2016)
PureFunds™ Video Game Tech ETF (NAV)	5.19%	29.77%	35.81%
PureFunds™ Video Game Tech ETF (Market)	4.50%	29.62%	36.22%
S&P 500 Index	10.12%	17.17%	20.64%
EEFund Video Game Tech Index	5.33%	32.72%	37.06%

Total Fund Operating Expenses[1]			0.75%
1. The expense ratio is taken from the Fund’s most recent prospectus dated January 31, 2017.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on March 8, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions from the sale of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The unmanaged indices do not reflect fees and are not available for direct investment.

PureFundsTM Video Game Tech ETF

Top Ten Holdings*
		% of Total
	Security	Investments†
1	Activision Blizzard, Inc.	5.52%
2	NCSoft Corporation	5.23%
3	UBISOFT Entertainment	5.13%
4	Konami Holdings Corporation	4.96%
5	Changyou.com Ltd. - ADR	4.94%
6	Take-Two Interactive Software, Inc.	4.85%
7	Electronic Arts, Inc.	4.63%
8	Gree, Inc.	4.44%
9	Nexon Co. Ltd	4.43%
10	Zynga, Inc.	3.96%

	Top Ten Holdings = 48.09% of Total Investments†
	* Current Fund holdings may not be indicative of future Fund holdings.
	† Percentage of total investments less cash.

PureFunds™ Solactive FinTech ETF
Growth of $10,000

Cumulative Returns	6 Months	Since Inception
Period Ended March 31, 2017	Return	(8/31/2016)
PureFunds™ Solactive FinTech ETF (NAV)	2.14%	2.50%
PureFunds™ Solactive FinTech ETF (Market)	0.38%	1.34%
S&P 500 Index	10.12%	9.90%
Solactive FinTech Index	2.44%	2.95%

Total Fund Operating Expenses[1]		0.68%
1. The expense ratio is taken from the Fund’s most recent prospectus dated January 31, 2017.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on August 30, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions from the sale of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The unmanaged indices do not reflect fees and are not available for direct investment.

PureFundsTM Solactive FinTech ETF

Top Ten Holdings*
		% of Total
	Security	Investments†
1	Blackline, Inc.	1.69%
2	On Deck Capital, Inc.	1.65%
3	Xero Ltd.	1.64%
4	LendingClub Corporation	1.62%
5	SimCorp AS	1.61%
6	IRESS Ltd.	1.61%
7	IHS Markit Ltd.	1.61%
8	DST Systems, Inc.	1.61%
9	Square, Inc.	1.60%
10	Experian PLC	1.59%

	Top Ten Holdings = 16.23% of Total Investments†
	* Current Fund holdings may not be indicative of future Fund holdings.
	† Percentage of total investments less cash.

PureFunds™ ETFx HealthTech ETF
Growth of $10,000

Cumulative Returns	6 Months	Since Inception
Period Ended March 31, 2017	Return	(8/31/2016)
PureFunds™ HealthTech ETF (NAV)	2.76%	4.67%
PureFunds™ ETFx HealthTech ETF (Market)	1.97%	4.63%
S&P 500 Index	10.12%	9.90%
ETFx HealthTech TR Index	3.28%	5.27%

Total Fund Operating Expenses[1]		0.75%
1. The expense ratio is taken from the Fund’s most recent prospectus dated January 31, 2017.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on August 30, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions from the sale of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The unmanaged indices do not reflect fees and are not available for direct investment.

PureFundsTM ETFx HealthTech ETF

Top Ten Holdings*
		% of Total
	Security	Investments†
1	Evolent Health, Inc.	1.72%
2	Inovalon Holdings, Inc.	1.71%
3	Medidata Solutions, Inc.	1.68%
4	CompuGroup Medical SE	1.67%
5	athenahealth, Inc.	1.66%
6	Veeva Systems, Inc.	1.65%
7	Cerner Corporation	1.63%
8	Allscripts Healthcare Solutions, Inc.	1.63%
9	Alibaba Health Information Technology Ltd.	1.62%
10	Teladoc, Inc.	1.60%
	Top Ten Holdings =16.57% of Total Investments†
	* Current Fund holdings may not be indicative of future Fund holdings.
	† Percentage of total investments less cash.

PureFunds™ ETFs

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

FINQ, and IMED are new Funds with limited operating history.

Past performance is no indicative of future return. A Fund’s performance for very short time periods may not be indicative of future performance.

SILJ

The PureFunds® ISE Junior SilverTM (Small Cap Miners/Explorers) ETF (the “Fund” or the “Junior Silver ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE Junior Silver (Small Cap Miners/Explorers)TM Index (the “Index”).

Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual issuer volatility than a diversified fund. Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds and risks associated with such countries or geographic regions may negatively affect a Fund. Investments in small-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The PureFundsTM ISE Junior Silver ETF is subject to risks associated with the worldwide price of silver and the costs of extraction and production. Worldwide silver prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of economic conditions, tax treatment, government regulation and intervention, and world events in the regions in which the companies operation. Several foreign countries have begun a process of privatizing certain entities and industries. Privatized entities may lose money or be renationalized. The Fund invests in some economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. The Fund’s return may not match or achieve a high degree of correlation with the return of the ISE Junior Silver (Small Cap Miners/Explorers)™ Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the ISE Junior Silver (Small Cap Miners/Explorers)™ Index. IOPV or indicative optimized portfolio value is an estimated intraday fair value of one share of an ETF determined by the last trade price of the fund’s underlying securities.

The ISE Junior Silver (Small Cap Miners/Explorers) Index is designed to reflect the performance of small-capitalization companies involved in the silver industry, including companies that mine, explore and refine silver. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The Index generally is comprised of 20-30 securities. The Index was created and is maintained by ISE Indexes. An investment cannot be made directly in an index.

HACK

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE Cyber SecurityTM Index (the “Index”).

The fund is concentrated in technology-related companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Such companies may have limited product lines, markets, financial resources or personnel. The products of such companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, competition for the services of qualified personnel, and competition from foreign competitors with lower production costs. Technology companies are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Funds are non-diversified, meaning they may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund’s return may not match or achieve a high degree of correlation with the return of the ISE Cyber Security Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the ISE Cyber Security Index.

PureFunds™ ETFs

The ISE Cyber Security Index is designed to reflect the performance of companies involved in the cyber security industry, including companies that provide cyber security related hardware/software and services. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The Index was created and is maintained by ISE Indexes. An investment cannot be made directly in an index.

BIGD

The PureFundsTM ISE Big Data ETF (the “Fund” or the “Big Data ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE Big DataTM Index (the “Index”).

Big Data Companies face intense competition, both domestically and internationally, may have limited product lines, markets, financial resources or personnel, may have products that face rapid obsolescence, and are heavily dependent on the protection of patent and intellectual property rights. Big Data Companies are also subject to increasing regulatory constraints, particularly with respect to cybersecurity and privacy. Such factors may adversely affect the profitability and value of such companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund’s return may not match or achieve a high degree of correlation with the return of the ISE Big Data Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The ISE Big Data Index is designed to reflect the performance of companies involved in the big data and analytics industry, including companies that provide big data origination, aggregation, applications and solutions. The stocks are screened for liquidity and weighted according to a modified linear-based capitalization-weighted methodology. The Index was created and is maintained by ISE Indexes. An investment cannot be made directly in an index.

IPAY

The PureFundsTM ISE Mobile Payments ETF (the “Fund” or the “Mobile Payments ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE Mobile PaymentsTM Index (the “Index”).

Mobile Payment Companies face intense competition, both domestically and internationally, and are subject to increasing regulatory constraints, particularly with respect to fees, competition and anti-trust matters, cybersecurity and privacy. Mobile Payment Companies may be highly dependent on their ability to enter into agreements with merchants and other third parties to utilize a particular payment method, system, software or service, and such agreements may be subject to increased regulatory scrutiny. Additionally, certain Mobile Payment Companies have recently faced increased costs related to class-action litigation challenging such agreements. Such factors may adversely affect the profitability and value of such companies. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund’s return may not match or achieve a high degree of correlation with the return of the ISE Mobile Payments Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

PureFunds™ ETFs

The ISE Mobile Payments Index is designed to reflect the performance of companies involved in the mobile and electronic payments industry, including card networks, processors, infrastructure/software and solutions companies. The stocks are screened for liquidity and weighted according to a modified linear-based capitalization-weighted methodology. The Index was created and is maintained by ISE Indexes. An investment cannot be made directly in an index.

IFLY

The PureFundsTM Drone Economy Strategy ETF (the “Fund” or the “Drone Economy ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Reality Shares DroneTM Index (the “Index”).

Drone Economy Companies face intense competition, both domestically and internationally and are heavily dependent on the protection of patent and intellectual property rights. In addition, Drone Economy Companies may be dependent on the U.S. government and its agencies for a significant portion of their sales, and their success and growth may be affected by budgetary constraints, spending reductions, congressional appropriations, and administrative allocations of funds that affect the U.S. government and its agencies. Such factors may adversely affect the profitability and value of such companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund’s return may not match or achieve a high degree of correlation with the return of the Reality Shares Drone™ Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The Reality Shares Drone™ Index provides a benchmark for investors interested in tracking companies actively involved in drone technology and services. The Index uses Modified Equal Weight capitalization-weighted methodology. The index was created and is maintained by Reality Shares Index Committee. You cannot invest directly in an index.

GAMR

The PureFundsTM Video Game Tech ETF (the “Fund” or the “Video Game Tech ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the EEFund Video Game Tech Index (the “Index”).

Investing involves risk, including the possible loss of principal. The fund is new with limited operating history. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility. Video Game Tech Companies face intense competition, both domestically and internationally, may have limited product lines, markets, financial resources or personnel, may have products that face rapid obsolescence, and are heavily dependent on the protection of patent and intellectual property rights. Video Game Tech Companies are also subject to increasing regulatory constraints, particularly with respect to  cybersecurity and privacy. Such factors may adversely affect the profitability and value of such companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund’s return may not match or achieve a high degree of correlation with the return of the EEFund Video Game Tech Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

PureFunds™ ETFs

The EEFund Video Game Tech™ Index provides a benchmark for investors interested in tracking companies actively involved in the electronic gaming industry including the entertainment, education and simulation segments. The Index uses a market capitalization weighted allocation across the pure play and non-pure play sectors and a set weight for the conglomerate sector as well as an equal weighted allocation methodology for all components within each sector allocation. The index was created and is maintained by EEFund Management. You cannot invest directly in an index.

FINQ

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Solactive FinTech Index.

The Fund is new with limited operating history. The fund is concentrated in technology oriented companies, which face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Such companies may have limited product lines, markets, financial resources or personnel. The products of such companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, competition for the services of qualified personnel, and competition from foreign competitors with lower production costs. Technology oriented companies are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning they may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund’s return may not match or achieve a high degree of correlation with the return of the Solactive FinTech Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Solactive FinTech Index.

The Solactive FinTech Index is designed to reflect the performance of companies involved in the financial technology industry, including companies in the financial services industry with a focus on automation of processes, enhanced distribution of products and services or the creation of new products or services that did not previously exist. An investment cannot be made directly in an index.

IMED

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ETFx HealthTech Index.

PureFunds™ ETFs

The Fund is new with limited operating history. The Fund is concentrated in technology oriented companies, which face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Such companies may have limited product lines, markets, financial resources or personnel. The products of such companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, competition for the services of qualified personnel, and competition from foreign competitors with lower production costs. Technology oriented companies are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Health care companies are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, and an increased emphasis on the delivery of healthcare through outpatient services. Health care companies are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of the companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies, or other market developments. Many new products in the health care field require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning they may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund’s return may not match or achieve a high degree of correlation with the return of the ETFx HealthTech Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the ETFx HealthTech Index.

The ETFx HealthTech Index is designed to reflect the performance of companies involved in the healthcare technology industry, including companies that provide three technology-driven segments affecting the allocation, delivery and management of healthcare services and products through companies engaged in Healthcare Informatics, Medical Instruments and Medical Appliances. An investment cannot be made directly in an index.

S&P 500: The S&P 500 Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

PureFunds™ ETFs

PORTFOLIO ALLOCATIONS
As of March 31, 2017 (Unaudited)

	PureFundsTM ISE
	Junior Silver (Small	PureFundsTM ISE		PureFundsTM ISE
	Cap Miners/	Cyber Security	PureFundsTM ISE	Mobile Payments
	Explorers) ETF	ETF	Big Data ETF	ETF
As a percent of Net Assets:
Australia	—%	—%	1.0%	—%
Bermuda	—	—	—	—
Canada	82.9	—	3.0	—
Cayman Islands	—	—	—	—
Cyprus	—	—	—	0.5
Denmark	—	—	—	—
Finland	—	0.3	—	—
France	—	—	—	3.4
Germany	—	—	6.7	4.1
Hong Kong	—	—	—	0.1
Ireland	—	—	—	—
Israel	—	10.6	3.0	—
Italy	—	—	—	—
Jersey	—	—	—	—
Japan	—	4.8	—	—
Netherlands	—	1.5	—	—
New Zealand	—	—	—	—
Puerto Rico	—	—	—	1.2
Republic of Korea	—	5.0	—	—
Singapore	—	—	—	—
Spain	—	—	—	—
Sweden	—	0.6	0.3	—
Switzerland	—	—	—	—
Turkey	—	—	—	—
United Kingdom	4.6	5.2	—	6.2
United States	12.6	71.6	85.8	84.5
Short-Term and other Net Assets (Liabilities)	(0.1)	0.4	0.2	—
	100.0%	100.0%	100.0%	100.0%

PureFunds™ ETFs

PORTFOLIO ALLOCATIONS
As of March 31, 2017 (Unaudited) (Continued)

	PureFundsTM		PureFundsTM
	Drone Economy	PureFundsTM Video	Solactive FinTech	PureFundsTM ETFx
	Strategy ETF	Game Tech ETF	ETF	HealthTech ETF
As a percent of Net Assets:
Australia	—%	—%	3.2%	—%
Bermuda	—	—	3.2	—
Canada	—	—	3.1	—
Cayman Islands	3.9	7.5	—	—
Cyprus	—	—	—	—
Denmark	—	—	3.2	2.0
Finland	—	—	—	—
France	13.9	5.7	—	—
Germany	1.6	—	3.1	6.5
Hong Kong	—	1.0	—	2.4
Ireland	—	—	—	—
Israel	1.5	—	—	—
Italy	1.9	—	—	—
Jersey	—	—	3.2	—
Japan	7.2	34.1	—	9.5
Netherlands	2.0	—	—	3.9
New Zealand	—	—	3.3	2.0
Puerto Rico	—	—	—	—
Republic of Korea	1.6	8.1	—	—
Singapore	—	—	—	—
Spain	1.9	—	—	1.9
Sweden	3.2	—	—	4.0
Switzerland	—	1.7	3.2	8.0
Turkey	3.4	—	—	—
United Kingdom	5.5	—	3.1	4.0
United States	52.0	41.4	71.3	53.7
Short-Term and other Net Assets (Liabilities)	0.4	0.5	0.1	2.1
	100.0%	100.0%	100.0%	100.0%

PureFunds™ ETFs

PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF

Schedule of Investments
March 31, 2017 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 100.1%
Metals & Mining - 100.1%
Canada - 82.9%
Americas Silver Corp. (a)	616,407	$1,793,808
Alexco Resource Corporation (a)	1,017,784	1,557,209
Aurcana Corporation (a)	1,014,116	297,406
Bear Creek Mining Corporation (a) *	1,588,056	2,722,689
Endeavour Silver Corporation (a)	897,258	2,853,280
Excellon Resources, Inc. (a) *	2,437,658	2,932,852
First Majestic Silver Corporation (a)	989,932	8,038,248
Fortuna Silver Mines, Inc. (a)	581,780	3,027,347
Great Panther Silver Ltd. (a)	1,703,834	2,794,288
IMPACT Silver Corporation (a)	698,437	346,632
Kootenay Silver, Inc. (a)	1,334,327	301,010
MAG Silver Corporation (a)	221,162	2,895,387
Mandalay Resources Corporation (a)	4,518,131	2,004,510
Minco Silver Corporation (a)	478,844	460,894
Mirasol Resources Ltd. (a)	289,702	368,159
Pan American Silver Corporation (a)	524,560	9,182,808
Sabina Gold & Silver Corporation (a)	2,109,748	2,443,141
Santacruz Silver Mining Ltd. (a)	1,419,568	282,878
Sierra Metals, Inc. (a)	175,389	484,023
Silver Standard Resources, Inc. (a)	290,283	3,082,149
Silvercorp Metals, Inc. (a)	1,187,911	4,126,893
Trevali Mining Corporation (a)	3,305,893	3,281,407
Total Canada		55,277,018

United Kingdom - 4.6%
Hochschild Mining PLC	887,469	3,089,991

United States - 12.6%
Coeur Mining, Inc. (a)	991,793	8,013,687
Golden Minerals Co. (a)	591,200	373,343
Total United States		8,387,030
Total Metals & Mining		66,754,039
TOTAL COMMON STOCKS (Cost $77,216,962)		66,754,039

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 0.59% (b)	629,876	629,876
TOTAL SHORT-TERM INVESTMENTS (Cost $629,876)		629,876

Total Investments (Cost $77,846,838) - 101.0%		67,383,915
Liabilities in Excess of Other Assets - (1.0)%		(676,615)
TOTAL NET ASSETS - 100.0%		$66,707,300

The accompanying notes are an integral part of these financial statement.

PureFunds™ ETFs

PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF

Schedule of Investments
March 31, 2017 (Unaudited) (Continued)

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at March 31, 2017.
*	Illiquid Security - At March 31, 2017, the value of these securities amount to $5,655,541 or 8.5% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statement.

PureFunds™ ETFs

PureFundsTM ISE Cyber Security ETF

Schedule of Investments
March 31, 2017 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 99.6%
Finland - 0.3%
Software - 0.3%
F-Secure OYJ	953,934	$3,429,514

Israel - 10.6%
Communications Equipment - 2.9%
Radware Ltd. (a)	1,770,804	28,616,193
Software - 7.7%
Check Point Software Technologies, Ltd. (a)	368,419	37,821,894
CyberArk Software Ltd. (a) ^	720,445	36,649,037
Total Software		74,470,931
Total Israel		103,087,124

Japan - 4.8%
Software - 4.8%
FFRI, Inc.	216,300	9,578,361
Trend Micro, Inc.	828,623	36,842,575
Total Software		46,420,936

Netherlands - 1.5%
Software - 1.5%
Gemalto NV	252,536	14,111,498

Republic of Korea - 5.0%
Internet Software & Services - 5.0%
Ahnlab, Inc.	371,340	48,912,082

Sweden - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
Precise Biometrics AB (a)	17,309,367	6,046,249

United Kingdom - 5.2%
Aerospace & Defense - 1.6%
BAE Systems PLC	1,944,532	15,653,221
Internet Software & Services - 1.8%
Mimecast Ltd. (a)	774,621	17,343,764
Software - 1.8%
Sophos Group PLC	5,047,260	17,175,165
Total United Kingdom		50,172,150

United States - 71.6%
Aerospace & Defense - 2.0%
The KEYW Holding Corporation (a) ^	2,068,256	19,524,337
Communications Equipment - 11.8%
Cisco Systems, Inc.	1,066,120	36,034,856

The accompanying notes are an integral part of these financial statement.

PureFunds™ ETFs

PureFundsTM ISE Cyber Security ETF

Schedule of Investments
March 31, 2017 (Unaudited) (Continued)

	Shares	Market Value
F5 Networks, Inc. (a)	106,404	$15,170,018
Juniper Networks, Inc.	1,301,429	36,218,769
Palo Alto Networks, Inc. (a)	239,895	27,031,369
Total Communications Equipment		114,455,012
Internet Software & Services - 6.2%
Akamai Technologies, Inc. (a) ^	582,110	34,751,967
VeriSign, Inc. (a) ^	184,850	16,102,283
Zix Corporation (a) ^	1,843,151	8,865,556
Total Internet Software & Services		59,719,806
IT Services - 7.8%
Booz Allen Hamilton Holding Corporation	426,183	15,082,616
Leidos Holdings, Inc.	286,014	14,626,756
ManTech International Corporation	416,290	14,416,123
Science Applications International Corporation ^	418,996	31,173,302
Total IT Services		75,298,797
Software - 43.8%
A10 Networks, Inc. (a)	1,611,471	14,744,960
Barracuda Networks, Inc. (a)	1,540,156	35,593,005
FireEye, Inc. (a) ^	3,236,242	40,809,012
Fortinet, Inc. (a) ^	975,638	37,415,717
Gigamon, Inc. (a)	1,070,192	38,045,326
Imperva, Inc. (a) ^	888,782	36,484,501
Proofpoint, Inc. (a) ^	462,613	34,399,903
Qualys, Inc. (a) ^	1,042,634	39,515,829
Rapid7, Inc. (a) ^	932,188	13,964,176
SecureWorks Corporation (a)	429,153	4,076,953
Splunk, Inc. (a) ^	590,313	36,770,597
Symantec Corporation ^	1,275,467	39,131,328
Varonis Systems, Inc. (a)	556,370	17,692,566
VASCO Data Security International, Inc. (a) ^	1,448,611	19,556,248
Verint Systems, Inc. (a)	403,829	17,516,084
Total Software		425,716,205
Total United States		694,714,157

TOTAL COMMON STOCKS (Cost $952,561,583)		966,893,710

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
Invesco Advisers, Inc. STIT - Treasury Portfolio -
Institutional Class, 0.59% (b)	4,001,500	4,001,500
TOTAL SHORT-TERM INVESTMENTS (Cost $4,001,500)		4,001,500

The accompanying notes are an integral part of these financial statement.

PureFunds™ ETFs

PureFundsTM ISE Cyber Security ETF

Schedule of Investments
March 31, 2017 (Unaudited) (Continued)

	Shares	Market Value
INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 28.3%
Investment Companies - 28.3%
Mount Vernon Liquid Assets Portfolio, LLC, 1.17% (b) +	275,119,283	$275,119,283
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $275,119,283)		275,119,283

Total Investments (Cost $1,231,682,366) - 128.3%		1,246,014,493
Liabilities in Excess of Other Assets - (28.3)%		(275,474,245)
TOTAL NET ASSETS - 100.0%		$970,540,248

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at March 31, 2017.
+  Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $275,119,283 as of March 31, 2017.
^  All or a portion of this security is out on loan as of March 31, 2017.  Total value of securities out on loan is $267,499,200.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statement.

PureFunds™ ETFs

PureFundsTM ISE Big Data ETF

Schedule of Investments
March 31, 2017 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 99.8%
Australia - 1.0%
Internet Software & Services - 1.0%
iSentia Group Ltd.	20,972	$24,034

Canada - 3.0%
Capital Markets - 3.0%
Thomson Reuters Corporation	1,770	76,517

Germany - 6.7%
Software - 6.7%
SAP SE	851	83,504
Software AG	2,138	84,539
Total Software		168,043

Israel - 3.0%
Software - 3.0%
NICE-Systems Ltd. - ADR	1,097	74,574

Sweden - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Hexagon AB	200	8,035

United States - 85.8%
Capital Markets - 2.8%
FactSet Research Systems, Inc.	421	69,427
Health Care Technology - 6.2%
Inovalon Holdings, Inc. (a)	6,242	78,649
Medidata Solutions, Inc. (a)	1,338	77,189
Total Health Care Technology		155,838
Internet Software & Services - 6.0%
Hortonworks, Inc. (a)	7,534	73,909
New Relic, Inc. (a)	2,127	78,847
Total Internet Software & Services		152,756
IT Services - 18.0%
Acxiom Corporation (a)	2,624	74,705
Alliance Data Systems Corporation	308	76,692
Black Knight Financial Services, Inc. (a)	1,944	74,455
CoreLogic, Inc. (a)	1,910	77,776
International Business Machines Corporation ^	416	72,442
Teradata Corporation (a) ^	2,406	74,875
Total IT Services		450,945
Professional Services - 8.8%
Dun & Bradstreet Corporation	710	76,638
Nielsen Holdings PLC ^	1,687	69,690
Verisk Analytics, Inc. (a)	903	73,269

The accompanying notes are an integral part of these financial statement.

PureFunds™ ETFs

PureFundsTM ISE Big Data ETF

Schedule of Investments
March 31, 2017 (Unaudited) (Continued)

	Shares	Market Value
Total Professional Services		$219,597
Software - 40.9%
ANSYS, Inc. (a)	701	74,916
Blackbaud, Inc.	1,046	80,197
Fair Isaac Corporation	575	74,146
Guidewire Software, Inc. (a)	1,370	77,172
HubSpot, Inc. (a)	1,257	76,111
MicroStrategy, Inc. (a)	390	73,242
Oracle Corporation ^	1,757	78,380
PROS Holdings, Inc. (a)	2,861	69,208
Rubicon Project, Inc. (a)	7,341	43,238
Splunk, Inc. (a) ^	1,212	75,495
Tableau Software, Inc. (a)	1,419	70,311
Varonis Systems, Inc. (a)	2,733	86,910
Verint Systems, Inc. (a)	1,983	86,013
Workiva, Inc. (a)	3,852	60,284
Total Software		1,025,623
Technology Hardware, Storage & Peripherals - 3.1%
Hewlett Packard Enterprise Co.	3,281	77,760
Total United States		2,151,946

TOTAL COMMON STOCKS (Cost $2,428,144)		2,503,149

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 0.59% (b)	7,400	7,400
TOTAL SHORT-TERM INVESTMENTS (Cost $7,400)		7,400

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 13.9%
Investment Companies - 13.9%
Mount Vernon Liquid Assets Portfolio, LLC, 1.17% (b) +	347,708	347,708
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $347,708)		347,708

Total Investments (Cost $2,783,252) - 114.0%		2,858,257
Liabilities in Excess of Other Assets - (14.0)%		(349,043)
TOTAL NET ASSETS - 100.0%		$2,509,214

The accompanying notes are an integral part of these financial statement.

PureFunds™ ETFs

PureFundsTM ISE Big Data ETF

Schedule of Investments
March 31, 2017 (Unaudited) (Continued)

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at March 31, 2017.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $347,708 as of March 31, 2017.
 ^ All or a portion of this security is out on loan as of March 31, 2017. Total value of securities out on loan is $339,792.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statement.

PureFunds™ ETFs

PureFundsTM ISE Mobile Payments ETF

Schedule of Investments
March 31, 2017 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 100.0%
Cyprus - 0.5%
IT Services - 0.5%
QIWI PLC - ADR ^	23,537	$403,660

France - 3.4%
Electronic Equipment, Instruments & Components - 3.4%
Ingenico Group SA	31,274	2,951,309

Germany - 4.1%
IT Services - 4.1%
Wirecard AG ^	64,533	3,573,004

Hong Kong - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
PAX Global Technologies Ltd.	153,535	97,991

Puerto Rico - 1.2%
IT Services - 1.2%
EVERTEC, Inc.	68,240	1,085,016

United Kingdom - 6.2%
Commercial Services & Supplies - 1.1%
PayPoint PLC	78,208	1,004,363
IT Services - 5.1%
Worldpay Group PLC	1,210,433	4,479,884
Total United Kingdom		5,484,247

United States - 84.5%
Consumer Finance - 12.5%
American Express Co.	61,549	4,869,142
Discover Financial Services	64,649	4,421,345
Green Dot Corporation (a)	50,437	1,682,578
Total Consumer Finance		10,973,065
Electronic Equipment, Instruments & Components - 2.0%
VeriFone Systems, Inc. (a) ^	96,343	1,804,504
Internet Software & Services - 1.5%
Q2 Holdings, Inc. (a)	37,117	1,293,527
IT Services - 62.8%
Blackhawk Network Holdings, Inc. (a)	45,062	1,829,517
Euronet Worldwide, Inc. (a)	28,025	2,396,698
Fidelity National Information Services, Inc.	53,907	4,292,075
First Data Corporation (a)	193,849	3,004,660
Fiserv, Inc. (a) ^	37,006	4,267,162
FleetCor Technologies, Inc. (a)	24,154	3,657,640
Global Payments, Inc. ^	49,468	3,991,078

The accompanying notes are an integral part of these financial statement.

PureFunds™ ETFs

PureFundsTM ISE Mobile Payments ETF

Schedule of Investments
March 31, 2017 (Unaudited) (Continued)

	Shares	Market Value
MasterCard, Inc.	46,098	$5,184,642
MoneyGram International, Inc. (a)	40,208	675,896
Net 1 UEPS Technologies, Inc. (a)	49,404	604,211
PayPal Holdings, Inc. (a) ^	113,412	4,878,984
Square, Inc. (a)	123,292	2,130,486
Total System Services, Inc.	66,329	3,545,948
Vantiv, Inc. (a) ^	57,785	3,705,174
Visa, Inc. ^	59,770	5,311,760
Western Union Co. ^	176,663	3,595,092
WEX, Inc. (a)	22,150	2,292,524
Total IT Services		55,363,547
Software - 2.3%
ACI Worldwide, Inc. (a) ^	93,363	1,997,035
Technology Hardware, Storage & Peripherals - 3.4%
CPI Card Group, Inc.	41,018	172,276
NCR Corporation (a)	61,928	2,828,871
Total Technology Hardware, Storage & Peripherals		3,001,147
Total United States		74,432,825

TOTAL COMMON STOCKS (Cost $81,775,604) SHORT-TERM INVESTMENTS - 0.0%		88,028,052
Money Market Funds - 0.0%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 0.59% (b)	29,225	29,225
TOTAL SHORT-TERM INVESTMENTS (Cost $29,225)		29,225

INVESTMENTS PURCHASED WITH SECURITIES
LENDING COLLATERAL - 30.5%
Investment Companies - 30.5%
Mount Vernon Liquid Assets Portfolio, LLC, 1.17% (b) +	26,825,845	26,825,845
TOTAL INVESTMENTS PURCHASED WITH SECURITIES
LENDING COLLATERAL (Cost $26,825,845)		26,825,845

Total Investments (Cost $108,630,674) - 130.5%		114,883,122
Liabilities in Excess of Other Assets - (30.5)%		(26,782,163)
TOTAL NET ASSETS - 100.0%		$88,100,959

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at March 31, 2017.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $26,825,845 as of March 31, 2017.

^ All or a portion of this security is out on loan as of March 31, 2017. Total value of securities out on loan is $26,047,739.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statement.

PureFunds™ ETFs

PureFundsTM Drone Economy Strategy ETF

Schedule of Investments
March 31, 2017 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 99.6%
Cayman Islands - 3.9%
Semiconductors & Semiconductor Equipment - 3.9%
Ambarella, Inc. (a)	7,728	$422,799

France - 13.9%
Aerospace & Defense - 4.1%
Dassault Aviation SA	176	223,788
Thales SA	2,472	239,083
Total Aerospace & Defense		462,871
Communications Equipment - 9.8%
Parrot SA (a)	115,273	1,094,465
Total France		1,557,336

Germany - 1.6%
Industrial Conglomerates - 1.6%
Rheinmetall AG	2,112	177,160

Israel - 1.5%
Aerospace & Defense - 1.5%
Elbit Systems Ltd.	1,417	162,178

Italy - 1.9%
Aerospace & Defense - 1.9%
Leonardo-finmeccanica Spa	15,224	215,843

Japan - 7.2%
Automobiles - 2.7%
Fuji Heavy Industries Ltd.	4,000	146,699
Yamaha Motor Co. Ltd.	6,400	154,122
Total Automobiles		300,821
Electronic Equipment, Instruments & Components - 1.5%
Hitachi Ltd.	32,000	173,179
Household Durables - 1.6%
Sony Corporation - ADR	5,352	180,523
Technology Hardware, Storage & Peripherals - 1.4%
NEC Corp.	64,000	154,064
Total Japan		808,587

Netherlands - 2.0%
Aerospace & Defense - 2.0%
Airbus SE	2,968	225,850

Republic of Korea - 1.6%
Aerospace & Defense - 1.6%
Korea Aerospace Industries Ltd	3,472	178,831

The accompanying notes are an integral part of these financial statement.

PureFunds™ ETFs

PureFundsTM Drone Economy Strategy ETF

Schedule of Investments
March 31, 2017 (Unaudited) (Continued)

	Shares	Market Value
Spain - 1.9%
IT Services - 1.9%
Indra Sistemas SA (a)	17,048	$217,697

Sweden - 3.2%
Aerospace & Defense - 1.4%
Saab AB	3,640	153,673
Electronic Equipment, Instruments & Components - 1.8%
Hexagon AB	4,984	200,235
Total Sweden		353,908

Turkey - 3.4%
Aerospace & Defense - 1.8%
Aselsan Elektronik Sanayi Ve Ticaret AS	43,904	205,238
Household Durables - 1.6%
Vestel Elektronik Sanayi ve Ticaret AS (a)	93,632	179,048
Total Turkey		384,286

United Kingdom - 5.5%
Aerospace & Defense - 5.5%
BAE Systems PLC	30,136	242,591
Cobham PLC	55,553	92,571
Meggitt PLC	22,376	124,839
QinetiQ Group PLC	45,152	157,833
Total Aerospace & Defense		617,834

United States - 52.0%
Aerospace & Defense - 34.1%
Aerovironment, Inc. (a) ^	40,377	1,131,768
Boeing Co. ^	3,000	530,581
General Dynamics Corp.	1,081	202,363
Kratos Defense & Security Solutions, Inc. (a)	28,544	222,072
L3 Technologies, Inc.	1,392	230,084
Lockheed Martin Corp.	721	192,940
Northrop Grumman Corp.	785	186,704
Orbital ATK, Inc.	1,672	163,856
Raytheon Co.	1,184	180,560
Rockwell Collins, Inc.	1,424	138,356
Teledyne Technologies, Inc. (a)	872	110,273
Textron, Inc.	4,368	207,873
TransDigm Group, Inc.	528	116,244
United Technologies Corp.	1,696	190,308
Total Aerospace & Defense		3,803,982
Electronic Equipment, Instruments & Components - 6.3%
FLIR Systems, Inc.	3,208	116,386
InvenSense, Inc. (a)	14,760	186,419

The accompanying notes are an integral part of these financial statement

PureFunds™ ETFs

PureFundsTM Drone Economy Strategy ETF

Schedule of Investments
March 31, 2017 (Unaudited) (Continued)

	Shares	Market Value
Jabil Circuit, Inc. ^	8,304	$240,152
Trimble, Inc. (a)	5,032	161,074
Total Electronic Equipment, Instruments & Components		704,031
Household Durables - 3.5%
GoPro, Inc. (a) ^	45,345	394,502
Industrial Conglomerates - 2.1%
Honeywell International, Inc.	1,872	233,757
Semiconductors & Semiconductor Equipment - 6.0%
Intel Corporation	4,584	165,345
IXYS Corp.	12,376	180,071
NVIDIA Corporation	1,784	194,331
QUALCOMM, Inc.	2,368	135,780
Total Semiconductors & Semiconductor Equipment		675,527
Total United States		5,811,799

TOTAL COMMON STOCKS (Cost $10,451,152)		11,134,108
SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 0.59% (b)	38,018	38,018
TOTAL SHORT-TERM INVESTMENTS (Cost $38,018)		38,018

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 18.4%
Investment Companies - 18.4%
Mount Vernon Liquid Assets Portfolio, LLC, 1.17% (b) +	2,051,849	2,051,849
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $2,051,849)		2,051,849

Total Investments (Cost $12,541,019) - 118.3%		13,223,975
Other Assets in Excess of Liabilities - (18.3)%		(2,039,570)
TOTAL NET ASSETS - 100.0%		$11,184,405

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at March 31, 2017.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $2,051,849 as of March 31, 2017.

^ All or a portion of this security is out on loan as of March 31, 2017. Total value of securities out on loan is $2,005,701.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statement.

PureFunds™ ETFs

PureFundsTM Video Game Tech ETF

Schedule of Investments
March 31, 2017 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 99.5%
Cayman Islands - 7.5%
Internet Software & Services - 2.0%
NetEase, Inc. - ADR	331	$94,004
SINA Corporation (a)	1,026	73,995
Total Internet Software & Services		167,999
Software - 5.5%
Changyou.com Ltd. - ADR (a)	16,735	469,249
Total Cayman Islands		637,248

France - 5.7%
Software - 5.7%
Ubisoft Entertainment SA (a)	11,407	487,309

Hong Kong - 1.0%
Internet Software & Services - 1.0%
Tencent Hldgs Ltd	3,000	86,007

Japan - 34.1%
Household Durables - 1.5%
Sony Corporation - ADR	3,827	129,085
Internet Software & Services - 5.7%
DeNa Co. Ltd.	3,000	60,873
Gree, Inc.	67,000	421,872
Total Internet Software & Services		482,745
Leisure Products - 1.8%
Bandai Namco Holdings, Inc.	3,000	89,733
Sega Sammy Holdings, Inc.	5,000	67,008
Total Leisure Products		156,741
Software - 25.1%
Capcom Co. Ltd.	18,000	351,011
GungHo Online Entertainment, Inc.	34,800	77,521
Koei Tecmo Holdings Co. Ltd.	4,500	85,408
Konami Holdings Corporation	11,112	471,609
Nexon Co Ltd	26,500	421,077
Nintendo Co. Ltd.	1,500	348,087
Square Enix Holdings Co. Ltd.	13,200	373,484
Total Software		2,128,197
Total Japan		2,896,768

Republic of Korea - 8.1%
Software - 8.1%
NCSoft Corp.	1,820	496,378
Neowiz Games Corporation (a)	18,465	194,838
Total Software		691,216

The accompanying notes are an integral part of these financial statement.

PureFunds™ ETFs

PureFundsTM Video Game Tech ETF

Schedule of Investments
March 31, 2017 (Unaudited) (Continued)

	Shares	Market Value
Switzerland - 1.7%
Technology Hardware, Storage & Peripherals - 1.7%
Logitech International SA	4,713	$150,204

United States - 41.4%
Household Durables - 0.8%
Vuzix Corporation (a) ^	10,281	63,742
Leisure Products - 2.5%
Hasbro, Inc. ^	861	85,945
JAKKS Pacific, Inc. (a)	10,070	55,385
Mattel, Inc.	2,510	64,281
Total Leisure Products		205,611
Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices, Inc. (a) ^	10,880	158,304
Intel Corporation	3,146	113,476
NVIDIA Corporation	1,225	133,439
Total Semiconductors & Semiconductor Equipment		405,219
Software - 27.0%
Activision Blizzard, Inc.	10,512	524,127
Electronic Arts, Inc. (a) ^	4,911	439,633
Glu Mobile, Inc. (a)	165,266	375,154
Microsoft Corporation	1,815	119,536
Take-Two Interactive Software, Inc. (a)	7,769	460,469
Zynga, Inc. (a)	131,992	376,177
Total Software		2,295,096
Specialty Retail - 3.9%
GameStop Corporation ^	14,862	335,138
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	987	141,792
Immersion Corporation (a)	6,591	57,079
Total Technology Hardware, Storage & Peripherals		198,871
Total United States		3,503,677

TOTAL COMMON STOCKS (Cost $7,191,574)		8,452,429
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 0.59% (b)	15,121	15,121
TOTAL SHORT-TERM INVESTMENTS (Cost $15,121)		15,121

INVESTMENTS PURCHASED WITH SECURITIES
LENDING COLLATERAL - 11.8%
Investment Companies - 11.8%
Mount Vernon Liquid Assets Portfolio, LLC, 1.17% (b) +	1,002,072	1,002,072
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $1,002,072)		1,002,072

The accompanying notes are an integral part of these financial statement.

PureFunds™ ETFs
PureFundsTM Video Game Tech ETF

Schedule of Investments
March 31, 2017 (Unaudited) (Continued)

Total Investments (Cost $8,208,767) - 111.5%	$9,469,622
Liabilities in Excess of Other Assets - (11.5)%	(977,596)
TOTAL NET ASSETS - 100.0%	$8,492,026

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at March 31, 2017.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $1,002,072 as of March 31, 2017.

^ All or a portion of this security is out on loan as of March 31, 2017. Total value of securities out on loan is $980,627.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statement.

PureFunds™ ETFs

PureFundsTM Solactive FinTech ETF

Schedule of Investments
March 31, 2017 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 99.9%
Australia - 3.2%
Capital Markets - 3.2%
IRESS Ltd.	4,547	$40,679

Bermuda - 3.2%
Professional Services - 3.2%
IHS Markit Ltd. (a)	967	40,566

Canada - 3.1%
IT Services - 3.1%
DH Corporation (a)	2,098	39,819

Denmark - 3.2%
Software - 3.2%
SimCorp AS	676	40,714

Germany - 3.1%
IT Services - 3.1%
GFT Technologies SE	2,074	39,538

Jersey - 3.2%
Professional Services - 3.2%
Experian PLC	1,972	40,223

New Zealand - 3.3%
Software - 3.3%
Xero Ltd. (a)	2,981	41,355

Switzerland - 3.2%
Software - 3.2%
Temenos Group AG	504	40,052

United Kingdom - 3.1%
Software - 3.1%
Fidessa Group PLC	1,259	39,309

United States - 71.3%
Consumer Finance - 3.2%
LendingClub Corporation (a)	7,442	40,857
Diversified Financial Services - 3.3%
On Deck Capital, Inc. (a)	8,258	41,620
Internet Software & Services - 11.8%
CoStar Group, Inc. (a)	181	37,507
Envestnet, Inc. (a)	1,109	35,821
Q2 Holdings, Inc. (a)	1,114	38,823

The accompanying notes are an integral part of these financial statement.

PureFunds™ ETFs

PureFundsTM Solactive FinTech ETF

Schedule of Investments
March 31, 2017 (Unaudited) (Continued)

	Shares	Market Value
Zillow Group, Inc. (a)	1,090	$36,700
Total Internet Software & Services		148,851
IT Services - 21.9%
Black Knight Financial Services, Inc. (a)	1,021	39,104
Broadridge Financial Solutions, Inc.	569	38,664
CoreLogic, Inc. (a)	983	40,028
DST Systems, Inc.	331	40,547
PayPal Holdings, Inc. (a)	930	40,009
Square, Inc. (a)	2,334	40,332
Syntel, Inc.	2,217	37,312
Total IT Services		275,996
Professional Services - 6.4%
Equifax, Inc.	293	40,065
Verisk Analytics, Inc. (a)	494	40,083
Total Professional Services		80,148
Software - 24.7%
Blackline, Inc. (a)	1,432	42,617
Bottomline Technologies, Inc. (a)	1,616	38,218
Ellie Mae, Inc. (a)	401	40,208
Fair Isaac Corporation	302	38,943
Guidewire Software, Inc. (a)	683	38,473
Intuit, Inc.	315	36,537
Pegasystems, Inc.	886	38,850
SS&C Technologies Holdings, Inc.	1,087	38,479
Total Software		312,325
Total United States		899,797

TOTAL COMMON STOCKS (Cost $1,244,113)		1,262,052
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 0.59% (b)	2,786	2,786
TOTAL SHORT-TERM INVESTMENTS (Cost $2,786)		2,786

Total Investments (Cost $1,246,899) - 100.1%		1,264,838
Liabilities in Excess of Other Assets - (0.1)%		(659)
TOTAL NET ASSETS - 100.0%		$1,264,181

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) The rate quoted is the annualized seven-day yield at March 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statement.

PureFunds™ ETFs

PureFundsTM ETFx HealthTech ETF

Schedule of Investments
March 31, 2017 (Unaudited)

	Shares	Market Value

COMMON STOCKS - 95.9%
Denmark - 2.0%
Health Care Equipment & Supplies - 2.0%
William Demant Holding AS (a)	1,220	$25,490

Germany - 4.5%
Health Care Equipment & Supplies - 2.0%
Carl Zeiss Meditec AG	595	25,377
Health Care Technology - 2.5%
CompuGroup Medical SE	738	32,846
Total Germany		58,223

Hong Kong - 2.4%
Health Care Technology - 2.4%
Alibaba Health Information Technology Ltd. (a)	70,600	31,796

Japan - 9.5%
Health Care Equipment & Supplies - 9.5%
Asahi Intecc Co Ltd.	600	24,980
CYBERDYNE, Inc.	1,700	24,401
Nihon Kohden Corporation	1,100	24,593
Sysmex Corporation	400	24,252
Terumo Corporation	700	24,302
Total Health Care Equipment & Supplies		122,528

Netherlands - 3.9%
Health Care Equipment & Supplies - 2.0%
Wright Medical Group NV (a) ^	845	26,296
Life Sciences Tools & Services - 1.9%
QIAGEN NV	863	25,001
Total Netherlands		51,297

New Zealand - 2.0%
Health Care Equipment & Supplies - 2.0%
Fisher & Paykel Healthcare Corporation Ltd.	3,749	25,492

Spain - 1.9%
Biotechnology - 1.9%
Grifols SA	1,030	25,262

Sweden - 4.0%
Health Care Equipment & Supplies - 4.0%
Elekta AB	2,612	25,550
Getinge AB	1,450	25,438
Total Health Care Equipment & Supplies		50,988

The accompanying notes are an integral part of these financial statement.

PureFunds™ ETFs

PureFundsTM ETFx HealthTech ETF

Schedule of Investments
March 31, 2017 (Unaudited) (Continued)

	Shares	Market Value
Switzerland - 8.0%
Health Care Equipment & Supplies - 6.0%
Sonova Holding AG	188	$26,070
Straumann Holding AG	56	25,983
Ypsomed Holding AG	134	25,485
Total Health Care Equipment & Supplies		77,538
Life Sciences Tools & Services - 2.0%
Tecan Group AG	164	26,213
Total Switzerland		103,751

United Kingdom - 4.0%
Health Care Equipment & Supplies - 2.0%
ConvaTec Group PLC (a)	7,731	27,024
Life Sciences Tools & Services - 2.0%
ICON PLC (a)	318	25,351
Total United Kingdom		52,375

United States - 53.7%
Health Care Equipment & Supplies - 25.5%
ABIOMED, Inc. (a) ^	200	25,040
Becton Dickinson and Co.	137	25,131
CONMED Corporation	602	26,735
Edwards Lifesciences Corporation (a)	269	25,305
ICU Medical, Inc. (a)	162	24,737
Intuitive Surgical, Inc. (a) ^	34	26,060
Merit Medical Systems, Inc. (a)	879	25,403
Neogen Corp. (a)	385	25,237
Nevro Corp. (a)	271	25,393
NuVasive, Inc. (a)	335	25,018
ResMed, Inc.	360	25,909
Varex Imaging Corp. (a)	818	27,484
Varian Medical Systems, Inc. (a)	281	25,608
Total Health Care Equipment & Supplies		333,060
Health Care Providers & Services - 2.4%
Teladoc, Inc. (a) ^	1,258	31,450
Health Care Technology - 17.8%
Allscripts Healthcare Solutions, Inc. (a) ^	2,516	31,903
athenahealth, Inc. (a)	289	32,567
Cerner Corporation (a)	544	32,014
Evolent Health, Inc. (a)	1,514	33,762
Inovalon Holdings, Inc. (a)	2,660	33,516
Medidata Solutions, Inc. (a)	572	32,999
Veeva Systems, Inc. (a)	631	32,358
Total Health Care Technology		229,119
Life Sciences Tools & Services - 8.0%
Cambrex Corp. (a)	496	27,304

The accompanying notes are an integral part of these financial statement.

PureFunds™ ETFs

PureFundsTM ETFx HealthTech ETF

Schedule of Investments
March 31, 2017 (Unaudited) (Continued)

	Shares	Market Value
INC Research Holdings, Inc. (a)	576	$26,410
VWR Corp. (a)	908	25,606
Waters Corporation (a)	161	25,166
Total Life Sciences Tools & Services		104,486
Total United States		698,115

PREFERRED STOCKS - 2.0%
Germany - 2.0%
Health Care Equipment & Supplies - 2.0%
Sartorius AG	301	26,411
TOTAL COMMON STOCKS (Cost $1,234,251)		1,271,728
SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 0.59% (b)	4,549	4,549
TOTAL SHORT-TERM INVESTMENTS (Cost $4,549)		4,549

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 10.0%
LENDING COLLATERAL - 10.0%
Investment Companies - 10.0%
Mount Vernon Liquid Assets Portfolio, LLC, 1.17% (b) +	130,633	130,633
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $130,633)		130,633

Total Investments (Cost $1,369,433) - 108.2%		1,406,910
Liabilities in Excess of Other Assets - (8.2)%		(107,054)
TOTAL NET ASSETS - 100.0%		$1,299,856

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at March 31, 2017.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $130,633 as of March 31, 2017.

^ All or a portion of this security is out on loan as of March 31, 2017. Total value of securities out on loan is $127,376.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statement.

PureFunds™ ETFs

STATEMENTS OF ASSETS AND LIABILITIES
As of March 31, 2017 (Unaudited)

	PureFundsTM ISE Junior Silver (Small Cap Miners/ Explorers) ETF	PureFundsTM ISE Cyber Security ETF	PureFundsT M ISE Big Data ETF
ASSETS
Investments in securities, at fair value*	$67,383,915	$1,246,014,493	$2,858,257
Cash	—	—	—
Foreign currency	359	—	—
Dividends and interest receivable	24	205,408	288
Securities lending income receivable	—	45,012	129
Receivable for investments sold	1,965,378	—	—
Total Assets	69,349,676	1,246,264,913	2,858,674

LIABILITIES
Collateral received for securities loaned (Note 7)	$—	$275,119,283	$347,708
Payable for investments purchased	2,603,686	—	—
Payable for fund shares redeemed	—	—	—
Management fees payable	38,690	605,382	1,752
Total Liabilities	2,642,376	275,724,665	349,460
Net Assets	$66,707,300	$970,540,248	$2,509,214

NET ASSETS CONSIST OF:
Paid-in Capital	$85,321,972	$1,077,398,338	$2,496,104
Undistributed (accumulated) net investment income (loss)	(536,417)	(204,755)	(2,285)
Accumulated net realized gain (loss) on investments	(7,615,266)	(121,000,611)	(59,610)
Net unrealized appreciation (depreciation) on:
Investments in securities	(10,462,923)	14,332,127	75,005
Foreign currency and translation of other assets and liabilities in foreign currency	(66)	15,149	—
Net Assets	$66,707,300	$970,540,248	$2,509,214

*Identified Cost:

Investments in unaffiliated securities	$77,846,838	$1,231,682,366	$2,783,252
Foreign currency	—	—	—

Shares Outstanding^	5,150,000	32,900,000	100,000

Net Asset Value, Offering and Redemption Price per Share	$12.95	$29.50	$25.09

^	No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFs

STATEMENTS OF ASSETS AND LIABILITIES
 As of March 31, 2017 (Unaudited) (Continued)

PureFundsTM ISE Mobile Payments ETF	PureFundsTM Drone Economy Strategy ETF	PureFundsTM Video Game Tech ETF	PureFundsTM Solative FinTech ETF	PureFundsTM ETFx HealthTech ETF
$114,883,122	$13,223,975	$9,469,622	$1,264,838	$1,406,910
13	—	—	—	—
866	—	—	—	—
18,259	11,491	27,708	1,464	1,696
5,285	7,415	2,122	45	135
71,655	—	—	1,259,656	553,637
114,979,200	13,242,881	9,499,452	2,526,003	1,962,378

$26,825,845	$2,051,849	$1,002,072	$—	$130,633
1,208	—	—	—	531,080
—	—	—	1,260,345	—
51,188	6,627	5,354	1,477	809
26,878,241	2,058,476	1,007,426	1,261,822	662,522
$88,100,959	$11,184,405	$8,492,026	$1,264,181	$1,299,856

$81,334,051	$10,334,201	$7,166,406	$1,239,370	$1,331,370
21,368	36,678	(10,194)	310	(1,713)
493,135	130,474	74,599	6,571	(66,990)

6,252,448	682,956	1,260,855	17,939	37,477

(43)	96	360	(9)	(288)
$88,100,959	$11,184,405	$8,492,026	$1,264,181	$1,299,856

$108,630,674	$12,541,019	$8,208,767	$1,246,899	$1,369,433
872	—	—	2,786	—

3,150,000	400,000	250,000	50,000	50,000

$27.97	$27.96	$33.97	$25.28	$26.00

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFs

STATEMENTS OF OPERATIONS
For the six months ended March 31, 2017 (Unaudited)

	PureFundsTM ISE Junior Silver (Small Cap Miners/ Explorers) ETF	PureFundsTM ISE Cyber Security ETF	PureFundsTM ISE Big Data ETF
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholdings tax of $10,806, $142,477, $170, $0, $1,427, $3,327, $484, $264)	$61,081	$3,117,142	$5,683

Interest	28	1,100	3
Securities lending income	—	312,995	932
Total Investment Income	61,109	3,431,237	6,618

Expenses:
Management fees	218,420	3,082,360	7,829
Total Expenses	218,420	3,082,360	7,829
Net Investment Income (Loss)	(157,311)	348,877	(1,211)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(4,722,041)	(14,853,491)	10,363
In-Kind redemptions	2,098,187	10,357,886	—
Foreign currency and foreign currency translation	(13,298)	(156,424)	(157)
Net Realized Gain (Loss) on Investments and In-Kind redemptions	(2,637,152)	(4,652,029)	10,206
Net Change in Unrealized Appreciation of:
Investments	(12,264,718)	56,348,367	58,869
Foreign currency and foreign currency translation	2,941	5,885	—
Net change in Unrealized Appreciation of Investments	(12,261,777)	56,354,252	58,869
Net Realized and Unrealized Gain (Loss) on Investments	(14,898,929)	51,702,223	69,075
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(15,056,240)	$52,051,100	$67,864

The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFs

STATEMENTS OF OPERATIONS
For the six months ended March 31, 2017 (Unaudited) (Continued)

PureFundsTM ISE Mobile Payments ETF	PureFundsTM Drone Economy Strategy ETF	PureFundsTM Video Game Tech ETF	PureFundsTM Solactive FinTech ETF	PureFundsTM ETFx HealthTech ETF

$196,678	$41,930	$54,221	$36,085	$4,745
92	14	3	2	2
26,923	29,665	3,991	148	273
223,693	71,609	58,215	36,235	5,020

180,090	31,185	29,501	8,205	6,733
180,090	31,185	29,501	8,205	6,733
43,603	40,424	28,714	28,030	(1,713)

(464,453)	144,655	76,662	(84,046)	12,647
1,113,385	—	—	93,394	(79,057)
(4,305)	(2,740)	(2,038)	(1,499)	(528)
644,627	141,915	74,624	7,849	(66,938)

6,067,780	385,904	314,650	11,710	(1,439)
(26)	160	409	(10)	53
6,067,754	386,064	315,059	11,700	(1,386)
6,712,381	527,979	389,683	19,549	(68,324)

$6,755,984	$568,403	$418,397	$47,579	$(70,037)

The accompanying notes are an integral part of these financial statements.

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
OPERATIONS
Net investment loss	$(157,311)	$(134,867)
Net realized gain (loss) on investments and In-Kind Redemptions	(2,637,152)	7,115,839
Net change in unrealized appreciation (depreciation) of investments	(12,261,777)	4,713,347
Net increase (decrease) in net assets resulting from operations	(15,056,240)	11,694,319
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(258,169)	(87,131)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)	4,956,675	62,026,105
Net increase (decrease) in net assets	$(10,357,734)	$73,633,293
NET ASSETS
Beginning of Period	77,065,034	3,431,741
End of Period	$66,707,300	$77,065,034
Accumulated net investment loss	$(536,417)	$(120,937)

(a) Summary of share transactions is as follows:
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016
	Shares	Amount	Shares	Amount
Shares Sold	1,250,000	$18,454,695	5,400,000	$79,061,830
Shares Redeemed	(1,050,000)	(13,498,020)	(1,100,000)	(17,035,725)
	200,000	$4,956,675	4,300,000	$62,026,105
Beginning Shares	4,950,000		650,000
Ending Shares	5,150,000		4,950,000

The accompanying notes are an integral part of these financial statements.

PureFunds™ ISE Cyber Security ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
OPERATIONS
Net investment income (loss)	$348,877	$10,006,317
Net realized gain (loss) on investments and In-Kind Redemptions	(4,652,029)	(123,324,117)
Net change in unrealized appreciation (depreciation) of investments	56,354,252	170,473,814
Net increase in net assets resulting from operations	52,051,100	57,156,014

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(3,740,625)	(5,498,499)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)	118,432,850	(306,990,660)
Transaction fees (See Note 1)	2,999	2,025
Net increase (decrease) in net assets from capital share transactions	118,435,849	(306,988,635)
Total increase (decrease) in net assets	$166,746,324	$(255,331,120)

NET ASSETS
Beginning of Period	803,793,924	1,059,125,044
End of Period	$970,540,248	$803,793,924
Undistributed net investment income (accumulated loss)	$(204,755)	$3,186,993

(a) Summary of share transactions is as follows:
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016
	Shares	Amount	Shares	Amount
Shares Sold	5,900,000	$166,905,295	2,200,000	$57,823,125
Transaction Fees	—	2,999	—	2,025
Shares Redeemed	(1,800,000)	(48,472,445)	(15,300,000)	(364,813,785)
	4,100,000	$118,435,849	(13,100,000)	$(306,988,635)
Beginning Shares	28,800,000		41,900,000
Ending Shares	32,900,000		28,800,000

 The accompanying notes are an integral part of these financial statements.

PureFunds™ ISE Big Data ETF

STATEMENTs OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
OPERATIONS
Net investment loss	$(1,211)	$(1,536)
Net realized gain (loss) on investments and In-Kind Redemptions	10,206	(204,988)
Net change in unrealized appreciation of investments	58,869	268,077
Net increase in net assets resulting from operations	67,864	61,553

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	—
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)	1,200,425	(1,048,315)
Net increase (decrease) in net assets	$1,268,289	$(986,762)

NET ASSETS
Beginning of Period	1,240,925	2,227,687
End of Period	$2,509,214	$1,240,925
Accumulated net investment loss	$(2,285)	$(1,074)

(a) Summary of share transactions is as follows:
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016
	Shares	Amount	Shares	Amount
Shares Sold	50,000	$1,200,425	—	$—
Transaction Fees	—	—	—	—
Shares Redeemed	—	—	(50,000)	(1,048,315)
	50,000	$1,200,425	(50,000)	$(1,048,315)
Beginning Shares	50,000		100,000
Ending Shares	100,000		50,000

The accompanying notes are an integral part of these financial statements.

PureFunds™ ISE Mobile Payments ETF

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
OPERATIONS
Net investment income	$43,603	$50,012
Net realized gain on investments and In-Kind Redemptions	644,627	13,529
Net change in unrealized appreciation of investments	6,067,754	385,037
Net increase in net assets resulting from operations	6,755,984	448,578

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(31,641)	(40,000)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)	72,642,165	3,618,915
Transaction fees (See Note 1)	21	—
Net increase in net assets from capital share transactions	72,642,186	3,618,915
Total increase in net assets	$79,366,529	$4,027,493

NET ASSETS
Beginning of Period	8,734,430	4,706,937
End of Period	$88,100,959	$8,734,430
Undistributed net investment income	$21,368	$9,406

(a) Summary of share transactions is as follows:
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016
	Shares	Amount	Shares	Amount
Shares Sold	2,950,000	$76,874,490	200,000	$4,842,235
Transaction Fees	—	21	—	—
Shares Redeemed	(150,000)	(4,232,325)	(5,000)	(1,223,320)
	2,800,000	$72,642,186	150,000	$3,618,915
Beginning Shares	350,000		200,000
Ending Shares	3,150,000		350,000

The accompanying notes are an integral part of these financial statements.

PureFunds™ Drone Economy Strategy ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2017 (Unaudited)	Period Ended September 30, 2016*
OPERATIONS
Net investment income (loss)	$40,424	$14,519
Net realized gain (loss) on investments and In-Kind Redemptions	141,915	14,147
Net change in unrealized appreciation (depreciation) of investments	386,064	296,988
Net increase in net assets resulting from operations	568,403	325,654

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(11,055)	(4,000)
From net realized gain	(28,851)	—
Total Distributions to Shareholders	(39,906)	(4,000)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)	3,969,360	6,364,770
Transaction Fees (Note 1)	71	53
Net increase in net assets from capital share transactions	3,969,431	6,364,823
Total increase in net assets	$4,497,928	$6,686,477

NET ASSETS
Beginning of Period	6,686,477	—
End of Period	$11,184,405	$6,686,477
Undistributed net investment income	$36,678	$7,309

(a) Summary of share transactions is as follows:
	Six Months Ended March 31, 2017 (Unaudited)		Period Ended September 30, 2016*
	Shares	Amount	Shares	Amount
Shares Sold	150,000	$3,969,360	250,000	$6,364,770
Transaction Fees	—	71	—	53
Shares Redeemed	—	—	—	—
	150,000	$3,969,431	250,000	$6,364,823
Beginning Shares	250,000		—
Ending Shares	400,000		250,000

*Fund commenced operations on March 8, 2016. The information presented is for the period from March 8, 2016 to September 30, 2016.

The accompanying notes are an integral part of these financial statements.

PureFunds™ Video Game Tech ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2017 (Unaudited)	Period Ended September 30, 2016*
OPERATIONS
Net investment income (loss)	$28,714	$9,076
Net realized gain (loss) on investments and In-Kind Redemptions	74,624	94,118
Net change in unrealized appreciation (depreciation) of investments	315,059	946,156
Net increase in net assets resulting from operations	418,397	1,049,350

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(45,780)	—
From net realized gain	(96,540)	—
Total Distributions to Shareholders	(142,320)	—
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)	1,634,950	5,531,370
Transaction Fees (Note 1)	86	193
Net increase in net assets from capital share transactions	1,635,036	5,531,563
Net increase in net assets	$1,911,113	$6,580,913

NET ASSETS
Beginning of Period	6,580,913	—
End of Period	$8,492,026	$6,580,913
Undistributed net investment income (loss)	$(10,194)	$6,872

(a) Summary of share transactions is as follows:
	Six Months Ended March 31, 2017 (Unaudited)		Period Ended September 30, 2016*
	Shares	Amount	Shares	Amount
Shares Sold	50,000	$1,634,950	200,000	$5,531,370
Transaction Fees	—	86	—	193
Shares Redeemed	—	—	—	—
	50,000	$1,635,036	200,000	$5,531,563
Beginning Shares	200,000		—
Ending Shares	250,000		200,000

*Fund commenced operations on March 8, 2016. The information presented is for the period from March 8, 2016 to September 30, 2016.

The accompanying notes are an integral part of these financial statements.

PureFunds™ Solactive FinTech ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2017 (Unaudited)	Period Ended September 30, 2016*
OPERATIONS
Net investment income	$28,030	$585
Net realized gain on investments and In-Kind Redemptions	7,849	1,940
Net change in unrealized appreciation of investments	11,700	6,230
Net increase in net assets resulting from operations	47,579	8,755

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(27,720)	—
From net realized gain	(3,803)	—
Total Distributions to Shareholders	(31,523)	—
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)	(1,260,630)	2,500,000
Net increase (decrease) in net assets	$(1,244,574)	$2,508,755

NET ASSETS
Beginning of Period	2,508,755	—
End of Period	$1,264,181	$2,508,755
Undistributed net investment income	$310	$—

(a) Summary of share transactions is as follows:
	Six Months Ended March 31, 2017 (Unaudited)		Period Ended September 30, 2016*
	Shares	Amount	Shares	Amount
Shares Sold	50,000	$1,271,870	100,000	$2,500,000
Transaction Fees	—	—	—	—
Shares Redeemed	(100,000)	(2,532,500)	—	—
	(50,000)	$(1,260,630)	100,000	$2,500,000
Beginning Shares	100,000		—
Ending Shares	50,000		100,000

* Fund commenced operations on August 30, 2016. The information presented is for the period from August 30, 2016 to September 30, 2016.

The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFx HealthTech ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2017 (Unaudited)	Period Ended September 30, 2016*
OPERATIONS
Net investment income (loss)	$(1,713)	$583
Net realized gain (loss) on investments and In-Kind Redemptions	(66,938)	6,867
Net change in unrealized appreciation (depreciation) of investments	(1,386)	38,575
Net increase (decrease) in net assets resulting from operations	(70,037)	46,025

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(593)	—
From net realized gain	(6,909)	—
Total Distributions to Shareholders	(7,502)	—
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)	(1,168,630)	2,500,000
Net increase (decrease) in net assets	$(1,246,169)	$2,546,025

NET ASSETS
Beginning of Period	2,546,025	—
End of Period	$1,299,856	$2,546,025
Undistributed net investment income (loss)	$(1,713)	$593

(a) Summary of share transactions is as follows:
	Six Months Ended March 31, 2017 (Unaudited)		Period Ended September 30, 2016*
	Shares	Amount	Shares	Amount
Shares Sold	—	$—	100,000	$2,500,000
Transaction Fees	—	—	—	—
Shares Redeemed	(50,000)	(1,168,630)	—	—
	(50,000)	$(1,168,630)	100,000	$2,500,000
Beginning Shares	100,000		—
Ending Shares	50,000		100,000

*Fund commenced operations on August 30, 2016. The information presented is for the period from August 30, 2016 to September 30, 2016.

The accompanying notes are an integral part of these financial statements.

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF

FINANCIAL HIGHLIGHTS
 For a capital share outstanding throughout the period

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Period Ended September 30, 2013[1]

Net Asset Value, Beginning of Period	$15.57	$5.28	$10.00	$11.71	$20.00
Income (Loss) from Investment Operations:
Net investment income loss[2]	(0.03)	(0.06)	(0.03)	(0.06)	(0.02)
Net realized and unrealized gain (loss) on investments	(2.53)	10.47	(4.69)	(1.64)	(8.27)
Total from investment operations	(2.56)	10.41	(4.72)	(1.70)	(8.29)
Less Distributions:
Distributions from net investment income	(0.06)	(0.12)	—	(0.01)	—
Total distributions	(0.06)	(0.12)	—	(0.01)	—
Net asset value, end of period	$12.95	$15.57	$5.28	$10.00	$11.71
Total Return	-16.37%	201.99%	-47.20%	-14.52%	-41.45%	[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$66,707	$77,065	$3,432	$6,997	$1,757

Expenses to Average Net Assets	0.69%	0.69%	0.69%	0.69%	0.69%	[4]
Net Investment Income (Loss) to Average Net Assets	-0.50%	-0.45%	-0.39%	-0.52%	-0.21%	[4]
Portfolio Turnover Rate	1%	33%	55%	44%	69%	[3]

1Commencement of operations on November 29, 2012.
2Calculated based on average shares outstanding during the period.
3Not annualized.
4Annualized.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ISE Cyber Security ETF

FINANCIAL HIGHLIGHTS
 For a capital share outstanding throughout the period

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Period Ended September 30,[1] 2015

Net Asset Value, Beginning of Period	$27.91	$25.28	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.01	0.30	(0.05)
Net realized and unrealized gain (loss) on investments	1.71	2.52	0.33
Total from investment operations	1.72	2.82	0.28
Less Distributions:
Distributions from net investment income	(0.13)	(0.19)	—
Total distributions	(0.13)	(0.19)	—
Net asset value, end of period	$29.50	$27.91	$25.28
Total Return	6.23%	11.23%	1.11%	[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$970,540	$803,794	$1,059,125

Expenses to Average Net Assets	0.75%	0.75%	0.75%	[4]
Net Investment Income (Loss) to Average Net Assets	0.09%	1.21%	-0.19%	[4]
Portfolio Turnover Rate	26%	34%	31%	[3]

1Commencement of operations on November 11, 2014.
2Calculated based on average shares outstanding during the period.
3Not annualized.
4Annualized.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ISE Big Data ETF

FINANCIAL HIGHLIGHTS
 For a capital share outstanding throughout the period

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Period Ended September 30,[1] 2015

Net Asset Value, Beginning of Period	$24.82	$22.28	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	(0.01)	(0.02)	—	[5]
Net realized and unrealized gain (loss) on investments	0.28	2.56	(2.72)
Total from investment operations	0.27	2.54	(2.72)
Less Distributions:
Distributions from net investment income	—	—	—
Total distributions	—	—	—
Net asset value, end of period	$25.09	$24.82	$22.28
Total Return	1.10%	11.41%	-10.89%	[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$2,509	$1,241	$2,228

Expenses to Average Net Assets	0.75%	0.75%	0.75%	[4]
Net Investment Loss to Average Net Assets	-0.12%	-0.10%	-0.08%	[4]
Portfolio Turnover Rate	14%	50%	25%	[3]

1Commencement of operations on July 15, 2015.
2Calculated based on average shares outstanding during the period.
3Not annualized.
4Annualized.
5Amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ISE Mobile Payments ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Period Ended September 30,[1] 2015

Net Asset Value, Beginning of Period	$24.96	$23.53	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.02	0.15	(0.01)
Net realized and unrealized gain (loss) on investments	3.01	1.39	(1.46)
Total from investment operations	3.03	1.54	(1.47)
Less Distributions:
Distributions from net investment income	(0.02)	(0.11)	—
Total distributions	(0.02)	(0.11)	—
Net asset value, end of period	$27.97	$24.96	$23.53
Total Return	12.14%	6.51%	-5.86%	[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$88,101	$8,734	$4,707

Expenses to Average Net Assets	0.75%	0.75%	0.75%	[4]
Net Investment Income (Loss) to Average Net Assets	0.18%	0.63%	-0.23%	[4]
Portfolio Turnover Rate	13%	32%	8%	[3]

1Commencement of operations on July 15, 2015.
2Calculated based on average shares outstanding during the period.
3Not annualized.
4Annualized.

The accompanying notes are an integral part of these financial statements.

PureFundsTM Drone Economy Strategy ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six Months Ended March 31, 2017 (Unaudited)		Period Ended September 30,[1] 2016
Net Asset Value, Beginning of Period	$26.75		$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.13		0.11
Net realized and unrealized gain (loss) on investments	1.22		1.68
Total from investment operations	1.35		1.79
Less Distributions:
Distributions from net investment income	(0.04)		(0.04)
Distributions from net realized gain	(0.10)		—
Total distributions	(0.14)		(0.04)
Net asset value, end of period	$27.96		$26.75
Total Return	5.06%	[3]	7.15%	[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$11,184		$6,686

Expenses to Average Net Assets	0.75%	[4]	0.75%	[4]
Net Investment Income (Loss) to Average Net Assets	0.97%	[4]	0.68%	[4]
Portfolio Turnover Rate	15%	[3]	13%	[3]

1Commencement of operations on March 8, 2016.
2Calculated based on average shares outstanding during the period.
3Not annualized.
4Annualized.

The accompanying notes are an integral part of these financial statements.

PureFundsTM Video Game Tech ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six Months Ended March 31, 2017 (Unaudited)		Period Ended September 30,[1] 2016

Net Asset Value, Beginning of Period	$32.90		$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.12		0.08
Net realized and unrealized gain (loss) on investments	1.52		7.82
Total from investment operations	1.64		7.90
Less Distributions:
Distributions from net investment income	(0.18)		—
Distributions from net realized gain	(0.39)		—
Total distributions	(0.57)		—
Net asset value, end of period	$33.97		$32.90
Total Return	5.19%	[3]	31.62%	[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$8,492		$6,581

Expenses to Average Net Assets	0.75%	[4]	0.74%	[4]
Net Investment Income (Loss) to Average Net Assets	0.73%	[4]	0.44%	[4]
Portfolio Turnover Rate	15%	[3]	10%	[3]

1Commencement of operations on March 8, 2016.
2Calculated based on average shares outstanding during the period.
3Not annualized.
4Annualized.

The accompanying notes are an integral part of these financial statements.

PureFundsTM Solactive FinTech ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six Months Ended March 31, 2017 (Unaudited)		Period Ended September 30,[1] 2016
Net Asset Value, Beginning of Period	$25.09		$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.28		0.01
Net realized and unrealized gain (loss) on investments	0.23		0.08
Total from investment operations	0.51		0.09
Less Distributions:
Distributions from net investment income	(0.28)		—
Distributions from net realized gain	(0.04)		—
Total distributions	(0.32)		—
Net asset value, end of period	$25.28		$25.09
Total Return	2.14%	[3]	0.36%	[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$1,264		$2,509

Expenses to Average Net Assets	0.68%	[4]	0.68%	[4]
Net Investment Income (Loss) to Average Net Assets	2.31%	[4]	0.27%	[4]
Portfolio Turnover Rate	12%	[3]	6%	[3]

1Commencement of operations on August 30, 2016.
2Calculated based on average shares outstanding during the period.
3Not annualized.
4Annualized.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ETFx HealthTech ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six Months Ended March 31, 2017 (Unaudited)		Period Ended September 30,[1] 2016

Net Asset Value, Beginning of Period	$25.46		$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	(0.02)		0.01
Net realized and unrealized gain (loss) on investments	0.71		0.45
Total from investment operations	0.69		0.46
Less Distributions:
Distributions from net investment income	(0.01)		—
Distributions from net realized gain	(0.14)		—
Total distributions	(0.15)		—
Net asset value, end of period	$26.00		$25.46
Total Return	2.76%	[3]	1.86%	[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$1,300		$2,546

Expenses to Average Net Assets	0.75%	[4]	0.75%	[4]
Net Investment Income (Loss) to Average Net Assets	-0.19%	[4]	0.28%	[4]
Portfolio Turnover Rate	36%	[3]	12%	[3]

1Commencement of operations on August 30, 2016.
2Calculated based on average shares outstanding during the period.
3Not annualized.
4Annualized.

The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

NOTE 1 – ORGANIZATION

PureFunds™ ISE Junior Silver “Silver” (Small Cap Miners/Explorers) ETF, PureFunds™ ISE Cyber Security “Cyber Security” ETF, PureFunds™ ISE Big Data “Big Data” ETF, PureFunds™ ISE Mobile Payments “Mobile” ETF, PureFunds™ ISE Drone Economy Strategy “Drone” ETF, PureFunds™ ISE Video Game Tech “Video Game” ETF, PureFunds™ Solactive FinTech “FinTech” ETF and PureFunds™ ETFX HealthTech “HealthTech” ETF (each a “Fund”, or collectively the “Funds”) are series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The following table is a summary of the Commencement Date and Strategy of the Funds:
Fund Name	Commencement Date	Strategy
Silver	11/29/2012	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE Junior Silver (Small Cap Miners/Explorers)™ Index.
Cyber Security	11/11/2014	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield of the ISE Cyber Security™ Index.
Big Data	7/15/2015	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE Big Data™ Index.
Mobile	7/15/2015	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE Mobile Payments™ Index.
Drone	3/8/2016	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Reality Shares Drone™ Index.
Video Game	3/8/2016	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the EEFund Video Game Tech™ Index.
FinTech	8/30/2016	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Solactive FinTech Index.
HealthTech	8/30/2016	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ETFx HealthTech Index.

The Funds each currently offer one class of shares, which have no front end sales load, no deferred sales charges, and no redemption fees. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Transaction Fees” in the Statements of Changes in net assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2017, the Funds did not hold any fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents a summary of the Funds’ assets measured at fair value:
PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$66,754,039	$—	$—	$66,754,039
Short Term Investments	629,876	—	—	629,876
Total Investments in Securities	$67,383,916	$—	$—	$67,383,915

PureFunds™ ISE Cyber Security ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$966,893,710	$—	$—	$966,893,710
Short Term Investments	4,001,500	—	—	4,001,500
Investments Purchased with Securities
Lending Collateral*	—	—	—	275,119,283
Total Investments in Securities	$970,895,210	$—	$—	$1,246,014,493

PureFunds™ ISE Big Data ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,503,149	$—	$—	$2,503,149
Short Term Investments	7,400	—	—	7,400
Investments Purchased with Securities
Lending Collateral*	—	—	—	347,708
Total Investments in Securities	$2,510,549	$—	$—	$2,858,257

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

PureFunds™ ISE Mobile Payments ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$88,028,052	$—	$—	$88,028,052
Short Term Investments	29,225	—	—	29,225
Investments Purchased with Securities
Lending Collateral*	—	—	—	26,825,845
Total Investments in Securities	$88,057,277	$—	$—	$114,883,122
PureFunds™ Drone Economy Strategy ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$11,134,108	$—	$—	$11,134,108
Short Term Investments	38,018	—	—	38,018
Investments Purchased with Securities
Lending Collateral*	—	—	—	2,051,849
Total Investments in Securities	$11,172,126	$—	$—	$13,223,975

PureFunds™ Video Game Tech ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$8,452,429	$—	$—	$8,452,429
Short Term Investments	15,121	—	—	15,121
Investments Purchased with Securities
Lending Collateral*	—	—	—	1,002,072
Total Investments in Securities	$8,467,550	$—	$—	$9,469,622

PureFunds™ Solactive FinTech ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,262,052	$—	$—	$1,262,052
Short Term Investments	2,786	—	—	2,786
Total Investments in Securities	$1,264,838	$—	$—	$1,264,838

PureFunds™ ETX HealthTech ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,271,728	$—	$—	$1,271,728
Short Term Investments	4,549	—	—	4,549
Investments Purchased with Securities
Lending Collateral*	—	—	—	130,633
Total Investments in Securities	$1,276,277	$—	$—	$1,406,910

^ See Schedule of Investments for classifications by country and industry.

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Below are the transfers into or out of Levels 1 and 2 during the period ended March 31, 2017:

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF
Transfers into Level 1	$665,565
Transfers out of Level 1	—
Net Transfers in and/(out) of Level 1	$665,565

Transfers into Level 2	$—
Transfers out of Level 2	(665,565)
Net Transfers in and/(out) of Level 2	$(665,565)

The transfers from Level 1 to Level 2 are due to an increase in trading activity on March 31, 2017. Transfers between levels are recognized at the end of the reporting period.

Each of PureFunds™ ISE Cyber Security ETF, PureFunds™ ISE Big Data ETF, PureFunds™ ISE Mobile Payments ETF, PureFunds™ Drone Economy Strategy ETF, PureFunds™ Video Game Tech ETF, PureFunds™ Solactive FinTech ETF and PureFunds™ ETX HealthTech ETF did not have any transfers between Levels 1 and 2 during the six months ended March 31, 2017.

The Funds did not have any transfers into or out of Level 3 during the six months ended March 31, 2017.

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

B.
Federal Income Taxes. The Funds have each elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Each Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2017 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

D.
Foreign Currency Translations and Transactions. The Funds may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income are generally declared and paid by each of the Funds on a quarterly basis. Distributions to shareholders from realized gains on securities for each Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

G.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. For Authorized Participants, the offering and redemption price per share for the Funds are equal to the Funds’ respective net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement. the Advisor has overall responsibility for the general management and administration of the Funds and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Funds to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary fee at the following annual rates:

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF	0.69%
PureFunds™ ISE Cyber Security ETF	0.75%
PureFunds™ ISE Big Data ETF	0.75%
PureFunds™ ISE Mobile Payments ETF	0.75%
PureFunds™ Drone Economy Strategy ETF	0.75%
PureFunds™ Video Game Tech ETF	0.75%
PureFunds™ Solactive FinTech ETF	0.68%
PureFunds™ ETX HealthTech ETF	0.75%

The Advisor has an agreement with, and is dependent on, a third party to pay the Funds’ expenses in excess of the annual expense rates of each Funds’ average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Funds, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an Agreement with PureShares, LLC (the “Sponsor”), under which the Sponsor agrees to sublicense the use of the Underlying Index to the Advisor. The Sponsor also provides marketing support for the Funds, including distributing marketing materials related to the Funds. PureShares, LLC is a privately held business focused on bringing exchange-traded investment products to investors in the U.S. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds. Additionally, the Sponsor is not involved in the maintenance of the Underlying Index of each Fund and does not otherwise act in the capacity of an index provider.

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

U.S. Bancorp Fund Services, LLC (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Funds. The Advisor compensates the Administrator for these services under an administration agreement between the two parties.

The Advisor pays each independent Trustee a quarterly fee for service to the Funds. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 4 – DISTRIBUTION PLAN

The Funds have each adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to each Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. During the six months ended March 31, 2017, the Funds did not incur any 12b-1 expenses.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the six months ended March 31, 2017:

	Purchases	Sales
PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF	$10,258,882	$8,700,771
PureFunds™ ISE Cyber Security ETF	281,729,625	212,940,484
PureFunds™ ISE Big Data ETF	333,178	335,813
PureFunds™ ISE Mobile Payments ETF	6,524,678	6,291,952
PureFunds™ Drone Economy Strategy ETF	1,343,352	1,284,816
PureFunds™ Video Game Tech ETF	1,154,761	1,198,891
PureFunds™ Solactive FinTech ETF	278,809	1,447,536
PureFunds™ ETX HealthTech ETF	621,231	656,385

 PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

The costs of purchases and sales of in-kind transactions associated with creations and redemptions during the six months ended March 31, 2017:

	Purchases	Sales
	In-Kind	In-Kind

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF	$18,477,852	$13,489,680
PureFunds™ ISE Cyber Security ETF	145,734,989	47,105,811
PureFunds™ ISE Big Data ETF	1,198,033	—
PureFunds™ ISE Mobile Payments ETF	76,401,046	4,015,552
PureFunds™ Drone Economy Strategy ETF	3,871,458	—
PureFunds™ Video Game Tech ETF	1,544,093	—
PureFunds™ Solactive FinTech ETF	1,267,504	1,361,043
PureFunds™ ETX HealthTech ETF	—	1,167,806

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the Funds’ determination of taxable gains and are not distributed to shareholders.

During the six months ended March 31, 2017, the Funds paid broker commissions to Penserra Securities, LLC, an affiliated broker to the sub-advisor Penserra Capital Management, LLC, in the amount of $34,718.

There were no purchases or sales of U.S. Government obligations during the six months ended March 31, 2017.

NOTE 6 – SECURITIES LENDING

The Funds, except for Pure FundsTM ISE Junior Silver (Small Cap Miners/Explorers) ETF, may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. During the six months ended March 31, 2017, Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

As of the period ended March 31, 2017, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received

	Values of	Fund
	Securities on	Collateral
Fund	Loan	Received*
PureFunds™ ISE Cyber Security ETF	$267,499,200	$275,119,283
PureFunds™ ISE Big Data ETF	399,792	347,708
PureFunds™ ISE Mobile Payments ETF	26,047,739	26,825,845
PureFunds™ Drone Economy Strategy ETF	2,005,701	2,051,849
PureFunds™ Video Game Tech ETF	980,627	1,002,072
PureFunds™ ETX HealthTech ETF	127,376	130,633

* The cash collateral received was invested in the Mount Vernon Prime Portfolio as shown on the Schedule of Investments, a money market fund with an overnight and continuous maturity.

Net interest income earned on collateral investments and recognized by the Funds during the six months ended March 31, 2017, were as follows:

Fees and Interest Income Earned

Interest
income earned
net of
Fund	applicable fees
PureFunds™ ISE Cyber Security ETF	$312,995
PureFunds™ ISE Big Data ETF	932
PureFunds™ ISE Mobile Payments ETF	26,923
PureFunds™ Drone Economy Strategy ETF	29,665
PureFunds™ Video Game Tech ETF	3,991
PureFunds™ Solactive FinTech ETF	148
PureFunds™ ETX HealthTech ETF	273

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS
 March 31, 2017 (Unaudited)

Offsetting Assets and Liabilities

The Funds are subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty. The following is a summary of the arrangements subject to offsetting as of March 31, 2017.

Fund	Description	Gross Amount of Recognized Liabilities	Gross Amount in the Statement of Assets & Liabilities	Net Amount Presented in the Statement of Assets & Liabilities	Collateral Received	Net Amount
PureFunds™ ISE Cyber Security ETF	Securities Lending	$275,119,283	$275,119,283	$—	$275,119,283	$—

PureFunds™ ISE Big Data ETF	Securities Lending	347,708	347,708	—	347,708	—

PureFunds™ ISE Mobile Payments ETF	Securities Lending	26,825,845	26,825,845	—	26,825,845	—

PureFunds™ Drone Economy Strategy ETF	Securities Lending	2,051,849	2,051,849	—	2,051,849	—

PureFunds™ Video Game Tech ETF	Securities Lending	1,002,072	1,002,072	—	1,002,072	—

PureFunds™ ETX HealthTech ETF	Securities Lending	130,633	130,633	—	130,633	—

NOTE 7 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2016 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Silver	$73,950,503	$9,194,782	$(8,048,952)	$1,145,830
Cyber Security	946,012,840	60,320,100	(105,202,406)	(44,882,306)
Big Data	1,536,736	141,440	(128,722)	12,718
Mobile	9,219,122	781,450	(701,500)	79,950
Drone	6,387,943	652,397	(366,785)	285,612
Video Game	5,652,670	1,047,644	(139,158)	908,486
FinTech	2,498,067	61,103	(55,909)	5,194
Health Tech	2,503,673	56,802	(17,938)	38,864

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS
 March 31, 2017 (Unaudited)

As of September 30, 2016, the components of distributable earnings (loss) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-term Gain	Total Distributable Earnings	Other Accumulated (Loss)	Undistributed Long-term Gain	Total Accumulated (Loss)
Silver	$258,169	$—	$258,169	$(4,704,262)	$—	$(3,300,263)
Cyber Security	3,186,993	—	3,186,993	(113,473,252)	—	(155,168,565)
Big Data	—	—	—	(67,472)	—	(54,754)
Mobile	9,406	—	—	(46,791)	—	42,565
Drone	36,159	—	36,159	(64)	—	321,707
Video Game	141,106	—	—	(49)	—	1,049,543
FinTech	3,803	—	—	(242)	—	8,755
Health Tech	7,502	—	—	(341)	—	46,025

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

As of September 30, 2016, the Funds had accumulated capital loss carryovers of:

	Capital
	Loss
	Carryover	Expires
PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF	$3,167,052	Indefinite
PureFunds™ ISE Cyber Security ETF	25,785,007	Indefinite
PureFunds™ ISE Big Data ETF	66,398	Indefinite
PureFunds™ ISE Mobile Payments ETF	44,321	Indefinite
PureFunds™ Drone Economy Strategy ETF	—	Indefinite
PureFunds™ Video Game Tech ETF	—	Indefinite
PureFunds™ Solactive FinTech ETF	—	Indefinite
PureFunds™ ETX HealthTech ETF	—	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ending September 30, 2017.

	Late Year Ordinary Loss	Post- October Capital Loss
PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF	$—	$1,450,008
PureFunds™ ISE Cyber Security ETF	—	87,697,509
PureFunds™ ISE Big Data ETF	1,074	—
PureFunds™ ISE Mobile Payments ETF	—	—
PureFunds™ Drone Economy Strategy ETF	—	—
PureFunds™ Video Game Tech ETF	—	—
PureFunds™ Solactive FinTech ETF	—	—
PureFunds™ ETX HealthTech ETF	—	—

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS
 March 31, 2017 (Unaudited)

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The components of the distributions to shareholders during the six months ended March 31, 2017, and the year ended September 30, 2016 were as follows:

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
	From Ordinary Income	From Capital Gains	From Ordinary Income	From Capital Gains
Silver	$258,169	$—	$87,131	—
Cyber Security	3,740,625	—	5,498,499	—
Big Data	—	—	—	—
Mobile	31,641	—	40,000	—
Drone	11,055	28,851	4,000	—
Video Game	45,780	96,540	—	—
FinTech	27,720	3,803	—	—
Health Tech	593	6,909	—	—

NOTE 9 – INVESTMENTS IN AFFILIATES

PureFundsTM ISE Junior Silver (Small Cap Miners/Explorers) ETF

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF owned 5% or more of the voting securities of the following companies during the six months ended March 31, 2017. After PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF sold some of their holdings in each company, each company was no longer deemed an affiliate of the Fund as defined by the Investment Company Act of 1940. Transactions during the period in these securities were as follows:

Share Activity
Security Name	Balance September 30, 2016	Purchases	Sales	Balance March 31, 2017	Realized Gains (Losses)[1]	Dividend Income	Value March 31, 2017
Excellon Resources, Inc.	362,439	2,578,243	(503,024)	2,437,658	(31,252)	—	2,932,852

1 Realized Gains (Losses) include transactions in affiliated investments and affiliated in-kind redemptions.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Effective April 1, 2017, the Funds changed their distributor from ALPS Distributors, Inc. to ETFMG Financial, LLC.

Effective May 1, 2017, PureFunds™ ISE Cyber Security ETF made permanent a reduction in unitary fees to ensure that total expenses do not exceed 0.60% of the Fund’s annual average net assets, from a previous unitary fee of 0.75%.

PureFunds™ ETFs

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2017 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 22, 2017, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (“Advisory Agreement”) between ETF Managers Group LLC (the “Adviser”) and the Trust, on behalf of PureFundsTM ISE Big Data ETF (“BIGD”), PureFundsTM ISE Mobile Payments ETF (“IPAY”), and PureFundsTM Junior Silver ETF (“SILJ”) (each a “Fund” and collectively the “Funds”).

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and approve the Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Adviser.

In reaching this decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the Funds’ shareholders by the Adviser; (ii) the investment performance of the Funds; (iii) the Adviser’s cost and profits they realize in providing their services, including any fall-out benefits enjoyed by the Adviser; (iv) comparative fee and expense data for the Funds and other similar investment companies; (v) the extent to which economies of scale would be realized as the Funds grow and whether the proposed advisory fee for the Funds reflects these economies of scale for the benefit of the Funds; and (vi) other financial benefits to the Adviser and their affiliates resulting from services rendered to the Funds.  The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 22, 2017, and throughout the year.  Among other things, the Adviser provided overviews of its advisory business, including its personnel. The information provided discussed the services provided by the Adviser. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Nature, Extent and Quality of Services Provided by the Adviser
The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Funds. The Board discussed the responsibilities of the Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Funds; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program.  The Board also considered the Adviser’s experience managing ETFs, including other series of the Trust.

The Board also considered other services to be provided to the Funds, such as overseeing the Funds’ service providers, monitoring adherence to Funds’ investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities laws.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by the Adviser.

PureFunds™ ETFs

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2017 (Unaudited)

Historical Performance
The Board then considered the past performance of the Funds. The Board reviewed information regarding the performance history of the Funds over various time periods, including the year-to-date period, the most recent one-year period and the periods since each Fund’s inception.  The Board noted that the index-based investment objective of SILJ, BIGD and IPAY made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively managed funds. Instead, the Board focused on the extent to which SILJ, BIGD and IPAY each tracked its underlying index.  The Board noted that the Adviser began managing BIGD and IPAY on January 1, 2017 and SILJ on September 1, 2016.  The Board reviewed information regarding each Fund’s index tracking during the time it was managed by the Adviser, discussing, as applicable, factors which contributed to each Fund’s tracking error over certain periods of time.  The Board noted that each of SILJ, BIGD and IPAY satisfactorily tracked its underlying index.  The Board further noted that it received regular reports regarding each Fund’s performance at its quarterly meetings.  The Board concluded that, given the capabilities and experience of the Adviser’s personnel in managing ETFs, the Adviser would be able to keep the Funds’ tracking error within acceptable ranges.

Cost of Services Provided and Economies of Scale
The Board reviewed the Funds’ expense ratio and the advisory fee to be paid by the Funds, and considered the expense ratios of comparable Funds.  The Board took into consideration management’s discussion of the fees, including that the Funds use a niche investment strategy. The Board noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses out of its own fee and resources.  The Board concluded that the advisory fee was reasonable and the result of arm’s length negotiations.  The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s profitability provided at the meeting.

In addition, the Board considered for the Funds whether economies of scale had been realized. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for the Funds was reasonable in relation to the asset size of the Funds, and concluded that the flat advisory fee was reasonable and appropriate.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provide to the Funds; and (c) agreed to renew the Advisory Agreement for another year.

PureFunds™ ETFs

EXPENSE EXAMPLES
For the Period October 1, 2016 to March 31, 2017 (Unaudited)

As a shareholder of PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF, PureFunds™ ISE Cyber Security ETF, PureFunds™ ISE Big Data ETF, PureFunds™ ISE Mobile Payments ETF, PureFunds™ Drone Economy Strategy ETF, PureFunds™ Video Game Tech ETF, PureFunds™ Solactive FinTech ETF and PureFunds™ ETX HealthTech ETF (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017) for PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF, PureFunds™ ISE Cyber Security ETF, PureFunds™ ISE Big Data ETF, PureFunds™ ISE Mobile Payments ETF, PureFunds™ Drone Economy Strategy ETF and PureFunds™ Video Game Tech ETF, PureFunds™ Solactive FinTech ETF and PureFunds™ ETX HealthTech ETF.

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

PureFunds™ ETFs

EXPENSE EXAMPLES
For the Period October 1, 2016 to March 31, 2017 (Unaudited) (Continued)

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF

	Beginning	Ending	Expenses
	Account	Account	Paid
	Value	Value	During
	October	March	the
	1, 2016	31, 2017	Period^
Actual	$1,000.00	$836.30	$3.16

Hypothetical (5% annual)	$1,000.00	$1,021.49	$3.48

PureFunds™ ISE Cyber Security ETF

	Beginning	Ending	Expenses
	Account	Account	Paid
	Value	Value	During
	October	March	the
	1, 2016	31, 2017	Period^
Actual	$1,000.00	$1,062.30	$3.86

Hypothetical (5% annual)	$1,000.00	$1,021.19	$3.78

PureFunds™ ISE Big Data ETF

	Beginning	Ending	Expenses
	Account	Account	Paid
	Value	Value	During
	October	March	the
	1, 2016	31, 2017	Period^
Actual	$1,000.00	$1,011.00	$3.76

Hypothetical (5% annual)	$1,000.00	$1,021.19	$3.78

PureFunds™ ISE Mobile Payments ETF

	Beginning	Ending	Expenses
	Account	Account	Paid
	Value	Value	During
	October	March	the
	1, 2016	31, 2017	Period^
Actual	$1,000.00	$1,121.40	$3.97

Hypothetical (5% annual)	$1,000.00	$1,021.19	$3.78

PureFunds™ ETFs

EXPENSE EXAMPLES
For the Period October 1, 2016 to March 31, 2017 (Unaudited) (Continued)

PureFunds™ Drone Economy Strategy ETF
	Beginning	Ending	Expenses
	Account	Account	Paid
	Value	Value	During
	October	March	the
	1, 2016	31, 2017	Period^
Actual	$1,000.00	$1,050.60	$3.83

Hypothetical (5% annual)	$1,000.00	$1,021.19	$3.78

PureFunds™ Video Game Tech ETF

	Beginning	Ending	Expenses
	Account	Account	Paid
	Value	Value	During
	October	March	the
	1, 2016	31, 2017	Period^
Actual	$1,000.00	$1,051.90	$3.84

Hypothetical (5% annual)	$1,000.00	$1,021.19	$3.78

PureFunds™ Solactive FinTech ETF

	Beginning	Ending	Expenses
	Account	Account	Paid
	Value	Value	During
	October	March	the
	1, 2016	31, 2017	Period^
Actual	$1,000.00	$1,021.40	$3.43

Hypothetical (5% annual)	$1,000.00	$1,021.54	$3.43

PureFunds™ ETFx HealthTech ETF

	Beginning	Ending	Expenses
	Account	Account	Paid
	Value	Value	During
	October	March	the
	1, 2016	31, 2017	Period^
Actual	$1,000.00	$1,027.60	$3.79

Hypothetical (5% annual)	$1,000.00	$1,021.19	$3.79

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365 (to reflect the one-half year period in the case of PureFundsTM ISE Junior Silver (Small Cap Miners/Explorers) ETF, PureFundsTM ISE Cyber Security ETF, PureFundsTM ISE Big Data ETF, PureFundsTM ISE Mobile Payments ETF, PureFunds™ Drone Economy Strategy ETF, PureFunds™ Video Game Tech ETF, PureFunds™ Solactive FinTech ETF and PureFunds™ ETX HealthTech ETF).

PureFunds™ ETFs

SUPPLEMENTARY INFORMATION
March 31, 2017 (Unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

Each Fund files its Form N-Q with the Securities and Exchange Commission (the ‘‘SEC’’) no more than sixty days after the Funds’ first and third fiscal quarters. For each Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Funds’ portfolio holdings as of the end of those fiscal quarters. The Funds’ N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room). The Funds’ portfolio holdings are posted on the Funds’ website at www.ETFMG.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (877) 756-7873, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.pureetfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (877) 756-7873 or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.pureetfs.com. Read the prospectus carefully before investing.

Advisor
ETF Managers Group, LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Distributor
ETFMG Financial, LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent
U.S Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP
1666 K Street NW, Washington, DC 20006

Semi-Annual Report
March 31, 2017

Tierra XP Latin America Real Estate ETF
Ticker: LARE

The Fund is a series of ETF Managers Trust.

TierraXPTM Latin America Real Estate ETF

 March 31, 2017

2

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Tierra XPTM Latin America Real Estate Exchange-Traded Fund (“LARE” or the “Fund”). The following information pertains to the six month period from October 1, 2016 to March 31, 2017.

The Fund saw positive performance during the six month period ended on March 31, 2017. The NAV price for LARE rose 8.83%, while the Solactive Latin America Real Estate Index (“Index”), the Fund’s benchmark, rose 10.12% over the same period. The primary difference between the Fund return and the Index return was attributable to Fund expenses, which are not a part of the Index.

For the six month period ended March 31, 2017, the best performing securities in the Fund were JHSF Participacoes SA (up 58.00%), Cyrela Brazil Realty SA EMP (up 32.46%), and Gafisa SA-RTS (up 31.90%). The worst performing securities in the Fund were Corporacion GEO SAB-SER B (down 71.36%), Desarrolladora HOMEX SAB DE (down 55.30%), and Corpovael SAB DE CV (down 34.36%).

You can find further details about LARE by visiting www.tierrafunds.com, or by calling 1-844-ETF-MGRS (1-844-383-6477).

Sincerely,

Samuel Masucci III
 Chairman of the Board

Samuel Masucci III is a registered representative of ETFMG Financial, LLC.
3

TierraXPTM Latin America Real Estate ETF
Growth of $10,000 (Unaudited)

Cumulative Returns	6 Months	1 Year	Since Inception
Period Ended March 31, 2017	Return	Return	(12/2/2015)
TierraXPTM Latin America Real Estate ETF (NAV)	8.83%	21.13%	24.26%
TierraXPTM Latin America Real Estate ETF (Market)	6.29%	17.85%	24.23%
S&P 500 Index	10.12%	17.17%	12.46%
Solactive Latin America Real Estate Index	10.12%	23.36%	26.57%

Total Fund Operating Expenses[1]			0.79%

1. The expense ratio is taken from the Fund’s most recent prospectus dated January 31, 2017.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on December 2, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions from the sale of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The unmanaged indices do not reflect fees and are not available for direct investment.
4

TierraXPTM Latin America Real Estate ETF

Top Ten Holdings*

		% of Total
	Security	Investments†
1	Fibra Uno Administracion SA de CV	3.68%
2	Prologis Property Mexico SA de CV	3.51%
3	Macquarie Mexico Real Estate Management SA de CV	3.33%
4	Grupo Aeroportuario del Pacifico SAB de CV	3.16%
5	Grupo Aeroportuario del Centro Norte SAB de CV	3.07%
6	Concentradora Hipotecaria SAPI de CV	3.06%
7	Concentradora Fibra Danhos SA de CV	2.96%
8	FII BTG Pactual Corporate Office Fund	2.82%
9	Kinea Rendimentos Imobiliarios FII	2.81%
10	PLA Administradora Industrial S de RL de CV	2.72%

Top Ten Holdings =31.12% of Total Investments†
* Current Fund holdings may not be indicative of future Fund holdings.
† Percentage of total investments less cash.
5

TierraXPTM Latin America Real Estate ETF

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

The TierraXPTM Latin America Real Estate ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Solactive Latin America Real Estate Index (the “Index”).

Foreign investing involves special risks such as currency fluctuations and political uncertainty. Investments in emerging markets accentuate these risks. The Fund is subject to the risks associated with investing in real estate, which may include possible declines in the value of real estate. Funds focusing on a single country or sector may experience greater price volatility. The Fund’s return may not match or achieve a high degree of correlation with the return of the Solactive Latin America Real Estate Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

Real estate risk factors include, but are not limited to, the fact that direct ownership of real estate is subject to fluctuations in the value of underlying properties, the impact of economic conditions on real estate values, the strength of specific industries renting properties and defaults by borrowers or tenants. Real estate is a cyclical business, highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding. Changing interest rates and credit quality requirements may affect the cash flow of real estate companies and their ability to borrow or lend money or to meet capital needs.

LAREPR: The Solactive Latin America Real Estate Index screens for all listed equities with primary listings in the Latin America region and which derive substantially most of their income from real estate and real estate services.

S&P 500: The S&P 500 Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.
6

TierraXPTM Latin America Real Estate ETF

PORTFOLIO ALLOCATIONS
As of March 31, 2017 (Unaudited)

TierraXPTM Latin America Real Estate ETF

As a percent of Net Assets:
Argentina	2.3%
Brazil	41.9
Chile	5.2
Mexico	40.9
Peru	0.9
United States	7.7
Short-Term and other Net Assets (Liabilities)	1.1
100.0%
7

TierraXPTM Latin America Real Estate ETF

Schedule of Investments
March 31, 2017 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 98.9%
Argentina - 2.3%
Real Estate Management & Development - 2.3%
Cresud SACIF y A - ADR (a)	1,802	$36,166
IRSA Inversiones y Representaciones SA - ADR (a)	1,212	29,706
Total Real Estate Management & Development		65,872

Brazil - 41.9%
Capital Markets - 0.1%
GP Investments Ltd. (a)	2,000	4,216
Household Durables - 12.0%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	16,400	69,831
Direcional Engenharia SA	22,600	40,788
Even Construtora e Incorporadora SA	10,400	15,115
Ez Tec Empreendimentos e Participacoes SA	12,232	74,706
Gafisa SA	4,272	37,349
MRV Engenharia e Participacoes SA	16,400	75,489
Tecnisa SA	35,187	30,235
Total Household Durables		343,513
Real Estate Investment Trusts (REITs) - 18.4%
BB Progressivo II FII	1,653	72,360
CSHG Brasil Shopping Investimento Imobiliario	60	42,088
CSHG Logistica FI Imobiliario	74	28,204
CSHG Real Estate FI Imobiliario	128	54,747
FII BTG Pactual Corporate Office Fund	2,390	80,351
FII TB Office	440	9,726
JS Real Estate Multigestao FII	1,899	58,840
Kinea Renda Imobiliaria FII	1,210	59,518
Kinea Rendimentos Imobiliarios FII	2,344	80,265
Santander Agencias FII	980	41,024
Total Real Estate Investment Trusts (REITs)		527,123
Real Estate Management & Development - 11.4%
Aliansce Shopping Centers SA	9,897	48,685
BR Malls Participacoes SA (a)	12,780	58,989
BR Properties SA (a)	12,600	36,988
Brasil Brokers Participacoes SA (a)	9,200	5,055
Helbor Empreendimentos SA	30,000	22,807
Iguatemi Empresa de Shopping Centers SA	5,600	58,798
JHSF Participacoes SA (a)	17,300	13,318
Multiplan Empreendimentos Imobiliarios SA	3,190	68,016
Sao Carlos Empreendimentos e Participacoes SA	1,100	10,959

The accompanying notes are an integral part of these financial statements.

8

TierraXPTM Latin America Real Estate ETF

Schedule of Investments
March 31, 2017 (Unaudited) (Continued)

	Shares	Market Value
Total Real Estate Management & Development		$323,615
Total Brazil		1,198,467

Chile - 5.2%
Household Durables - 1.0%
Socovesa SA	66,603	27,252
Real Estate Management & Development - 4.2%
Parque Arauco SA	25,325	67,086
PAZ Corporacion SA	52,383	51,123
Total Real Estate Management & Development		118,209
Total Chile		145,461

Mexico - 40.9%
Construction & Engineering - 1.2%
Empresas ICA SAB de CV (a)	64,190	6,377
Impulsora del Desarrollo y el Empleo en America Latina SAB	17,416	29,293
Total Construction & Engineering		35,670
Real Estate Investment Trusts (REITs) - 25.3%
Asesor de Activos Prisma SAPI de CV	90,131	52,955
Concentradora Fibra Danhos SA de CV	51,044	84,518
Concentradora Fibra Hotelera Mexicana SA de CV	41,635	33,913
Concentradora Hipotecaria SAPI de CV	72,697	87,288
Fibra MTY SAPI de CV	35,153	21,179
Fibra Shop Portafolios Inmobiliarios SAPI de CV	81,936	57,812
Fibra Uno Administracion SA de CV	61,394	104,968
Macquarie Mexico Real Estate Management SA de CV	84,679	94,981
PLA Administradora Industrial S de RL de CV	47,621	77,705
Prologis Property Mexico SA de CV	58,493	100,288
Total Real Estate Investment Trusts (REITs)		715,607
Hotels, Restaurants & Leisure - 0.8%
Grupo Hotelero Santa Fe SAB de CV (a)	16,806	9,470
Hoteles City Express SAB de CV (a)	14,035	14,543
Total Hotels, Restaurants & Leisure		24,013
Household Durables - 1.7%
Consorcio ARA SAB de CV	51,123	16,165
Corporacion GEO SAB De CV (a)	10,697	1,211
Corpovael SA de CV	59,444	28,417
Desarrolladora Homex SAB de CV (a)	60,044	2,681
Total Household Durables		48,474
Real Estate Management & Development - 3.0%
Corporacion Inmobiliaria Vesta SAB de CV	44,789	62,152
Grupo GICSA SA de CV (a)	33,078	22,350

The accompanying notes are an integral part of these financial statements.

9

TierraXPTM Latin America Real Estate ETF

Schedule of Investments
March 31, 2017 (Unaudited) (Continued)

	Shares	Market Value
Total Real Estate Management & Development		$84,502
Transportation Infrastructure - 8.9%
Grupo Aeroportuario del Centro Norte SAB de CV	16,181	87,645
Grupo Aeroportuario del Pacifico SAB de CV	9,293	90,249
Grupo Aeroportuario del Sureste SAB de CV	4,372	75,744
Total Transportation Infrastructure		253,638
Total Mexico		1,161,904

Peru - 0.9%
Construction & Engineering - 0.9%
Grana y Montero SAA - ADR	7,814	24,458

United States - 7.7%
Real Estate Investment Trusts (REITs) - 2.3%
Prologis, Inc.	1,274	66,095
Real Estate Management & Development - 5.4%
Brookfield Property Partners LP	3,235	72,010
CBRE Group, Inc. (a)	1,468	51,072
Jones Lang LaSalle, Inc.	307	34,215
Total Real Estate Management & Development		157,297
Total United States		223,392
TOTAL COMMON STOCKS (Cost $2,314,634)		2,819,554

RIGHTS - 0.0%
Tecnisa SA	154	546
TOTAL RIGHTS (Cost $154)		546

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 0.59% (b)	20,612	20,612
TOTAL SHORT-TERM INVESTMENTS (Cost $20,612)		20,612

Total Investments (Cost $2,335,400) - 99.6%		2,840,712
Other Assets in Excess of Liabilities - 0.4%		11,068
TOTAL NET ASSETS - 100.0%		$2,851,780

Percentages are stated as a percent of net assets.

ADR     American Depositary Receipt
(a)         Non-income producing security.
(b)        The rate quoted is the annualized seven-day yield at March 31, 2017.
 The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

10

TierraXPTM Latin America Real Estate ETF

STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2017 (Unaudited)

ASSETS	TierraXPTM Latin America Real Estate ETF
Investments in securities, at fair value*	$2,840,712
Cash	814
Foreign currency	11,577
Dividends and interest receivable	526
Securities lending income receivable	12
Total Assets	$2,853,641

LIABILITIES
Management fees payable	1,861
Total Liabilities	1,861
Net Assets	$2,851,780

NET ASSETS CONSIST OF:
Paid-in Capital	$2,502,056
Undistributed (accumulated) net investment income	(216,857)
Accumulated net realized gain on investments	61,268
Net unrealized appreciation on:
Investments in securities	505,312
Foreign currency and translation of other assets and liabilities in foreign currency	1
Net Assets	$2,851,780

*Identified Cost:
Investments in unaffiliated securities	$2,335,400
Foreign currency	813

Shares Outstanding^	100,000
Net Asset Value, Offering and Redemption Price per Share	$28.52

^ No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

11

TierraXPTM Latin America Real Estate ETF

STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2017 (Unaudited)

TierraXPTM Latin America Real Estate ETF
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholdings tax of $5,990)	$36,037
Interest	4
Securities lending Income	268
Total Investment Income	36,309

Expenses:
Management fees	10,784
Total Expenses	10,784
Net Investment Income	25,525
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated investments	48,946
Foreign currency	(5,665)
Net Realized Gain on Investments and Foreign Currency	43,281
Net Change in Unrealized Appreciation of:
Unaffiliated investments in securities	132,240
Foreign currency and foreign currency translation	(188)
Net Change in unrealized appreciation of investments	132,052
Net Realized and Unrealized Gain on Investments	175,333
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$200,858

The accompanying notes are an integral part of these financial statements.

12

TierraXPTM Latin America Real Estate ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2017 (Unaudited)	Period Ended September 30, 2016*
OPERATIONS
Net investment income	$25,525	$95,904
Net realized gain on investments	43,281	54,830
Net change in unrealized appreciation of investments	132,052	373,261
Net increase in net assets resulting from operations	200,858	523,995

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(242,218)	(93,090)
From Net Realized Gain	(70,581)	—
Total Distributions to Shareholders	(312,799)	(93,090)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding	—	2,500,000
shares (a)
Transaction Fees (Note 1)	—	32,816
Net increase in net assets from capital share transactions	—	2,532,816
Net increase (decrease) in net assets	$(111,941)	$2,963,721
NET ASSETS
Beginning of Period	2,963,721	—
End of Period	$2,851,780	$2,963,721
Undistributed net investment loss	$(216,857)	$(164)

(a) Summary of share transactions is as follows:

	Six Months Ended March 31, 2017 (Unaudited)		Period Ended September 30, 2016*
	Shares	Amount	Shares	Amount
Shares Sold	—	—	100,000	$2,500,000
Transaction Fees	—	—	—	32,816
Shares Redeemed	—	—	—	—
	—	$—	100,000	$2,532,816
Beginning Shares	100,000		—
Ending Shares	100,000		100,000

*Fund commenced operations on December 2, 2015. The information presented is for the period from December 2, 2015 to September 30, 2016.

The accompanying notes are an integral part of these financial statements.

13

TierraXPTM Latin America Real Estate ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six Months Ended March 31, 2017 (Unaudited)	Period Ended September 30, 2016[1]

Net Asset Value, Beginning of Period	$29.64	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss) [2]	0.26	0.98
Net realized and unrealized gain (loss) on investments	1.75	4.59
Total from investment operations	2.01	5.57
Less Distributions:
Distributions from net investment income	(2.42)	(0.93)
Distributions from net realized gain	(0.71)	—
Total distributions	(3.13)	(0.93)
Net asset value, end of period	$28.52	$29.64
Total Return	8.83%[3]	22.63%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$2,852	$2,964
Expenses to Average Net Assets	0.79%[4]	0.79%[4]
Net Investment Income (Loss) to Average Net Assets	1.87%[4]	5.88%[4]
Portfolio Turnover Rate	20%[3]	44%[3]

[1]	Commencement of operations on December 2, 2015.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.
14

TierraXPTM Latin America Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

NOTE 1 – ORGANIZATION

TierraXPTM Latin America Real Estate ETF (the “Fund”) is a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Solactive Latin America Real Estate Index (“The Index”). The Fund commenced operations on December 2, 2015.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in the Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, are included in “Transaction Fees” in the Statement of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

15

TierraXPTM Latin America Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited) (Continued)

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2017, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents a summary of the Fund’s assets measured at fair value:

TierraXPTM Latin America Real Estate ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,819,554	$—	$—	$2,819,554
Rights	546	—	—	546
Short-Term Investments	20,612	—	—	20,612
Total Investments in Securities	$2,840,712	$—	$—	$2,840,712

There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Transfers between levels are recognized at the end of the reporting period.
16

TierraXPTM Latin America Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited) (Continued)

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2017 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

D.
Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid by the Fund on a monthly basis. Distributions to Shareholders from net realized gains on securities of the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

17

TierraXPTM Latin America Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited) (Continued)

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The “Derivatives and Hedging” Topic of the Codification (Accounting Standards Codification 815, formerly Statement of Financial Accounting Standards (“SFAS”) 133 and SFAS 161) requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. The Fund did not use derivatives during the period ended March 31, 2017.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement with the Fund, the Advisor has overall responsibility for the general management and administration of the Fund and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary fee. For services provided the Fund pays the Advisor at an annual rate of 0.79% of the Fund’s average daily net assets. The Advisor has an agreement with, and is dependent on, a third party to pay the Fund’s expenses in excess of 0.79% of the Fund’s average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an Agreement with Tierra Funds, LLC (the “Sponsor”), under which the Sponsor agrees to sublicense the use of the Underlying Index to the Advisor. The Sponsor also provides marketing support for the Fund, including distributing marketing materials related to the Fund. Tierra Funds, LLC is a privately held business focused on bringing exchange-traded investment products to investors in the U.S. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund.
18

TierraXPTM Latin America Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited) (Continued)

Additionally, the Sponsor is not involved in the maintenance of the Underlying Index and does not otherwise act in the capacity of an index provider.

U.S. Bancorp Fund Services, LLC (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two parties.

The Advisor pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. For the period ended March 31, 2017, the Fund did not incur any 12b-1 expenses.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended March 31, 2017:

	Purchases	Sales
TierraXPTM Latin America Real Estate ETF	$555,422	$855,930

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended March 31, 2017:

	Purchases In-Kind	Sales In-Kind
TierraXPTM Latin America Real Estate ETF	$—	$—

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the determination of the Fund’s taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations for the period ended March 31, 2017.

NOTE 7 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.
19

TierraXPTM Latin America Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited) (Continued)

As of March 31, 2017, the Fund did not have any securities on loan.

Interest income earned on collateral investments and recognized by the Fund during the period ended March 31, 2017, were as follows:

Interest Income Earned

Fund	Interest Income Earned net of applicable Fees
TierraXPTM Latin America Real Estate ETF	$268

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2016 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
TierraXPTM Latin America Real Estate ETF	$2,642,639	$472,811	$(102,273)	$307,538

	Undistributed Ordinary Income	Undistributed Long-term Gain	Total Distributable Earnings	Other Accumulated (Loss)	Total Accumulated Gain
TierraXPTM Latin America Real Estate ETF	$89,615	$1,436	$91,051	$76	$461,665

As of September 30, 2016, the Fund had accumulated capital loss carryovers of:

	Capital Loss Carryover	Expires
TierraXPTM Latin America Real Estate ETF	None	Indefinite

20

TierraXPTM Latin America Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited) (Continued)

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ended September 30, 2017.

Late Year
	Ordinary	Post-October
	Loss	Capital Loss
TierraXPTM Latin America Real Estate ETF	None	None

NOTE 9 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund paid $242,218 from ordinary income and $70,581 from capital gains during the period ended March 31, 2017 and paid $93,090 from ordinary income during the period ended September 30, 2016.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Effective April 1, 2017, the Fund changed its distributor from ALPS Distributors, Inc. to ETFMG Financial, LLC.

21

TierraXPTM Latin America Real Estate ETF

SUPPLEMENTARY INFORMATION
March 31, 2017 (Unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files a Form N-Q with the Securities and Exchange Commission (the ‘‘SEC’’) no more than sixty days after the Fund’s first and third fiscal quarters. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Funds’ portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room). The Fund’s portfolio holdings are posted on the Fund’s website at www.tierrafunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477), by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.tierrafunds.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477) or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.tierrafunds.com. Read the prospectus carefully before investing.

22

TierraXPTM Latin America Real Estate ETF

EXPENSE EXAMPLE
For the Period October 1, 2016 to March 31, 2017 (Unaudited)

As a shareholder of TierraXPTM Latin America Real Estate ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

TierraXPTM Latin America Real Estate ETF

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid
	October 1,	March 31,	During the
	2016	2017	Period^
Actual	$1,000.00	$1,088.30	$4.11

Hypothetical (5% annual)	$1,000.00	$1,020.99	$3.98

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365 (to reflect the period from October 1, 2016 to March 31, 2017).

23

Advisor
ETF Managers Group, LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Distributor
ETFMG Financial, LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent
U.S Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP
1666 K Street NW, Washington, DC 20006

Semi-Annual Report
March 31, 2017

BlueStar TA-BIGITechTM Israel Technology ETF
Ticker: ITEQ

The Fund is a series of ETF Managers Trust.

BlueStar TA-BIGITechTM Israel Technology ETF

March 31, 2017

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the BlueStar TA-BIGITechTM Israel Technology Exchange-Traded Fund (“ITEQ” or the “Fund”). The following information pertains to the six month period from October 1, 2016 to March 31, 2017.

The Fund saw positive performance during the six month period ended March 31, 2017. The NAV price for ITEQ rose 11.45% while the TASE-Bluestar Israel Global Technology Index (“Index”), the Fund’s benchmark, rose 11.81% over the same period. The difference was primarily attributable to Fund expenses that are not a part of the Index.

For the six month period ended March 31, 2017, the best performing securities in the Fund were Kornit Digital (up 103.62%), Wix.com (up 56.34%), and Tower Semiconductor (up 54.52%). The worst performing securities in the Fund were Aevi Genomic Medicine Inc. (down 66.61%), Alcobra (down 53.85%), and ReWalk Robotics (down 51.39%).

We believe Israeli companies play an essential role in the global high technology value chain. Most technology users, from online shoppers to Fortune 500 companies, use Israeli technology applications and solutions every day without ever being aware of it. From cybersecurity and defense to clean energy and agriculture, Israeli innovations power some of the biggest names in the tech industry today.

Even in industries where Israeli companies do not have dominant individual market share, the collective footprint of Israeli companies is significant in many key technology subsectors, and Israel-based Research & Development and non-public companies are usually significant contributors to that same sub-industry’s ecosystem.

There is much ahead for Israeli Technology companies and we are thankful you have joined us. You can find further details about ITEQ by visiting www.iteqetf.com, or by calling 1-844-ETF-MGRS. (1- 844-383-6477).

Sincerely,

Samuel Masucci III
 Chairman of the Board

Samuel Masucci III is a registered representative of ETFMG Financial, LLC.

2

BlueStar TA‐BIGITechTM Israel Technology ETF
 Growth of $10,000 (Unaudited)

Cumulative Returns	6 Months	1 Year	Since Inception
Period Ended March 31, 2017	Return	Return	(11/2/2015)
BlueStar TA-BIGITechTM Israel Technology ETF (NAV)	11.45%	19.31%	9.75%
BlueStar TA-BIGITechTM Israel Technology ETF (Market)	11.56%	19.03%	10.04%
S&P 500 Index	10.12%	17.17%	10.99%
TASE-BlueStar Israel Global Technology IndexTM	11.81%	20.09%	10.50%

Total Fund Operating Expenses[1]			0.75%

1. The expense ratio is taken from the Fund’s most recent prospectus dated January 31, 2017.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.   Current performance of the Fund’s may be lower or higher than the performance quoted.   All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF- MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on November 2, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions from the sale of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The unmanaged indices do not reflect fees and are not available for direct investment.

3

BlueStar TA-BIGITechTM Israel Technology ETF

Top Ten Holdings*
		% of Total
	Security	Investments†
1	Mobileye NV	13.36%
2	Check Point Software Technologies, Ltd.	9.92%
3	Amdocs Ltd.	8.34%
4	NICE-Systems Ltd.	5.59%
5	Verint Systems, Inc.	3.82%
6	OPKO Health, Inc.	3.78%
7	Elbit Systems Ltd.	3.76%
8	Ormat Technologies, Inc.	3.25%
9	Wix.com Ltd.	3.10%
10	Tower Semiconductor Ltd.	3.05%

	Top Ten Holdings =57.97% of Total Investments†
	* Current Fund holdings may not be indicative of future Fund holdings.
	† Percentage of total investments less cash.

4

BlueStar TA-BIGITechTM Israel Technology ETF

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

The BlueStar TA-BIGITechTM Israel Technology ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the TASE-BlueStar Israel Global Technology IndexTM (“TA-BIGITechTM” or the “Index”).

Investment in securities of Israeli companies involves risks that may negatively affect the value of your investment in the Fund. Among other things, Israel’s economy depends on imports of certain key items, such as crude oil, coal, grains, raw materials and military equipment. Foreign investing involves special risks such as currency fluctuations and political uncertainty. Funds that invest in smaller companies may experience greater volatility. Funds that emphasize investments in technology generally will experience greater price volatility. The Fund’s return may not match or achieve a high degree of correlation with the return of the TA-BIGITech™ Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The TASE- BlueStar Israel Technology Index™ (TA-BIGITech™) is an index of more than 60 Israeli technology companies listed on global stock exchanges in Tel Aviv, New York, London and elsewhere.

S&P 500: The S&P 500 Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

5

BlueStar TA-BIGITechTM Israel Technology ETF

PORTFOLIO ALLOCATIONS
As of March 31, 2017 (Unaudited)

BlueStar TA- BIGITechTM Israel Technology ETF
As a percent of Net Assets:
Guernsey	9.5%
Israel	53.3
Jersey	0.5
Netherlands	14.4
Netherlands Antilles	0.6
United Kingdom	2.6
United States	18.9
Short-Term and other Net Assets (Liabilities)	0.2
100.0%

6

BlueStar TA-BIGITechTM Israel Technology ETF

Schedule of Investments
March 31, 2017 (Unaudited)

	Shares	Market Value

COMMON STOCKS - 99.8%
Guernsey - 9.5%
IT Services - 9.5%
Amdocs Ltd.	14,616	$891,429
SafeCharge International Group Ltd.	13,951	45,184
Total IT Services		936,613

Israel - 53.3%
Aerospace & Defense - 4.0%
Elbit Systems Ltd.	3,514	402,182
Biotechnology - 1.4%
Enzymotec Ltd. (a)	5,558	48,910
Evogene Ltd. (a)	6,874	36,566
Kamada Ltd. (a)	7,693	53,517
Total Biotechnology		138,993
Communications Equipment - 4.5%
AudioCodes Ltd (a)	7,245	50,787
Ceragon Networks Ltd. (a)	17,185	56,195
Ituran Location and Control Ltd.	3,668	113,158
RADCOM Ltd. (a)	2,226	47,859
Radware Ltd. (a)	6,720	108,595
Silicom Ltd.	1,309	65,018
Total Communications Equipment		441,612
Electronic Equipment, Instruments & Components - 2.2%
Orbotech Ltd. (a)	6,783	218,752
Health Care Equipment & Supplies - 1.9%
Mazor Robotics Ltd. (a)	7,539	111,321
Syneron Medical Ltd. (a)	7,035	74,219
Total Health Care Equipment & Supplies		185,540
Household Durables - 0.4%
Maytronics Ltd.	10,234	41,755
Internet Software & Services - 3.4%
Wix.com Ltd. (a)	4,886	331,760
IT Services - 1.2%
Formula Systems (1985) Ltd.	1,477	58,795
Matrix IT Ltd.	6,790	64,029
Total IT Services		122,824
Life Sciences Tools & Services - 0.4%
Compugen Ltd. (a)	10,171	43,211
Machinery - 1.3%
Kornit Digital Ltd. (a)	3,486	66,582

The accompanying notes are an integral part of these financial statements.

7

BlueStar TA-BIGITechTM Israel Technology ETF

Schedule of Investments
March 31, 2017 (Unaudited) (Continued)

	Shares	Market Value
Sarine Technologies Ltd.	44,800	$61,651
Total Machinery		128,233
Pharmaceuticals - 2.9%
Alcobra Ltd. (a)	13,587	15,489
Foamix Pharmaceuticals Ltd. (a)	7,217	35,724
Neuroderm Ltd. (a)	2,590	68,765
Redhill Biopharma Ltd - ADR (a) ^	17,843	171,114
Total Pharmaceuticals		291,092
Semiconductors & Semiconductor Equipment - 7.5%
Mellanox Technologies Ltd. (a)	6,258	318,845
Nova Measuring Instruments Ltd. (a)	5,327	95,702
Tower Semiconductor Ltd. (a)	14,112	326,495
Total Semiconductors & Semiconductor Equipment		741,042
Software - 20.7%
Allot Communications Ltd. (a)	8,449	40,093
Attunity Ltd. (a)	5,089	40,305
Check Point Software Technologies, Ltd. (a)	10,332	1,060,683
CyberArk Software Ltd. (a) ^	4,172	212,230
Hilan Ltd.	3,213	56,765
Magic Software Enterprises Ltd.	5,985	46,683
NICE-Systems Ltd.	8,890	597,329
Total Software		2,054,088
Technology Hardware, Storage & Peripherals - 1.5%
Stratasys Ltd. (a) ^	7,476	153,183
Total Israel		5,294,267

Jersey - 0.5%
Internet Software & Services - 0.5%
XLMedia PLC	39,270	51,907

Netherlands - 14.4%
Software - 14.4%
Mobileye NV (a)	23,261	1,428,226

Netherlands Antilles - 0.6%
Software - 0.6%
Sapiens International Corporation NV	4,788	62,796

United Kingdom - 2.6%
Communications Equipment - 0.8%
Telit Communications PLC	18,466	81,150
Diversified Financial Services - 0.7%

The accompanying notes are an integral part of these financial statements.

8

BlueStar TA-BIGITechTM Israel Technology ETF

Schedule of Investments
March 31, 2017 (Unaudited) (Continued)

	Shares	Market Value
Plus500 Ltd.	13,181	$69,361
Hotels, Restaurants & Leisure - 1.1%
888 Holdings PLC	32,375	108,302
Total United Kingdom		258,813

United States - 18.9%
Biotechnology - 4.5%
Aevi Genomic Medicine, Inc. (a)	8,267	15,377
OPKO Health, Inc. (a)	49,987	404,588
Pluristem Therapeutics, Inc. (a)	23,401	28,424
Total Biotechnology		448,389
Communications Equipment - 0.4%
Gilat Satellite Networks Ltd. (a)	7,869	39,426
Electric Utilities - 3.5%
Ormat Technologies, Inc.	6,125	347,633
Internet Software & Services - 0.7%
LivePerson, Inc. (a)	10,052	69,788
Pharmaceuticals - 0.3%
Oramed Pharmaceuticals, Inc. (a) ^	4,095	25,184
Semiconductors & Semiconductor Equipment - 2.6%
CEVA, Inc. (a)	3,612	128,226
DSP Group, Inc. (a)	4,403	52,836
SolarEdge Technologies, Inc. (a)	5,264	$82,118
Total Semiconductors & Semiconductor Equipment		263,180
Software - 6.9%
Imperva, Inc. (a) ^	4,711	193,387
Varonis Systems, Inc. (a)	2,772	88,150
Verint Systems, Inc. (a)	9,422	408,679
Total Software		690,216
Total United States		1,883,816

TOTAL COMMON STOCKS (Cost $8,789,379)		9,916,438

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 0.59% (b)	11,327	11,327
TOTAL SHORT-TERM INVESTMENTS (Cost $11,327)		11,327

TOTAL NET ASSETS - 100.0%		$9,940,253

The accompanying notes are an integral part of these financial statements.

9

BlueStar TA-BIGITechTM Israel Technology ETF

Schedule of Investments
March 31, 2017 (Unaudited) (Continued)

	Shares	Market Value
INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 7.7%
Investment Companies - 7.7%
Mount Vernon Liquid Assets Portfolio, LLC, 1.17% (b) +	762,876	$762,876
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $762,876)		762,876

Total Investments (Cost $9,563,582) - 107.6%		10,690,641
Liabilities in Excess of Other Assets - (7.6)%		(750,388)
TOTAL NET ASSETS		$9,940,253

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at March 31, 2017.
^	All or a portion of this security is out on loan as of March 31, 2017. Total value of securities out on loan is $746,540.
+	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $762,876 as of March 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

10

BlueStar TA-BIGITechTM Israel Technology ETF

STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2017 (Unaudited)

BlueStar TA- BIGITechTM Israel Technology ETF
ASSETS
Investments in securities, at fair value*	$10,690,641
Cash	1,042
Foreign currency	106
Dividends and interest receivable	15,775
Securities lending income receivable	1,665
Total Assets	$10,709,229

LIABILITIES
Collateral received for securities loaned (Note 7)	762,876
Management fees payable	6,100
Total Liabilities	768,976
Net Assets	$9,940,253

NET ASSETS CONSIST OF:
Paid-in Capital	$8,895,685
Undistributed (accumulated) net investment income (loss)	(5,116)
Accumulated net realized gain (loss) on investments	(77,376)
Net unrealized appreciation (depreciation) on:
Investments in securities	1,127,059
Foreign currency and translation of other assets and liabilities in foreign currency	1
Net Assets	$9,940,253

*Identified Cost:
Investments in securities	$9,563,582
Foreign currency	105

Shares Outstanding^	350,000
Net Asset Value, Offering and Redemption Price per Share	$28.40

^	No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

11

BlueStar TA-BIGITechTM Israel Technology ETF

STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2017 (Unaudited)

BlueStar TA-
BIGITechTM Israel
Technology ETF
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholdings tax of $1,929)	$22,999
Interest	5
Securities lending income	5,328
Total Investment Income	28,332
Expenses:
Management fees	22,213
Total Expenses	22,213
Net Investment Income	6,119
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated investments	(56,217)
Foreign currency	(117)
Net Realized Gain (Loss) on Investments and Foreign Currency	(56,334)
Net Change in Unrealized Appreciation (Depreciation) of:
Unaffiliated investments	899,505
Foreign currency and foreign currency translation	4
Net Change in Unrealized Appreciation of Investments and Foreign Currency	899,509
Net Realized and Unrealized Gain on Investments	843,175
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$849,294

The accompanying notes are an integral part of these financial statements.

12

BlueStar TA-BIGITechTM Israel Technology ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Period Ended
	March 31, 2017	September 30,
	(Unaudited)	2016*
OPERATIONS
Net investment income	$6,119	$7,025
Net realized loss on investments	(56,334)	(20,932)
Net change in unrealized appreciation of investments	899,509	227,551
Net increase in net assets resulting from operations	849,294	213,644
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(18,370)	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)	3,993,780	4,901,905
Net increase in net assets	$4,824,704	$5,115,549
NET ASSETS
Beginning of Period	5,115,549	—
End of Period	$9,940,253	$5,115,549
Undistributed net investment income (loss)	$(5,116)	$7,135

(a) Summary of share transactions is as follows:

	Six Months Ended		Period Ended
	March 31, 2017 (Unaudited)		September 30, 2016*
	Shares	Amount	Shares	Amount
Shares Sold	150,000	$3,993,780	200,000	$4,901,905
Reinvested Dividends	—	—	—	—
Shares Redeemed	—	—	—	—
	150,000	$3,993,780	200,000	$4,901,905
Beginning Shares	200,000		—
Ending Shares	350,000		200,000

*Fund commenced operations on November 2, 2015. The information presented is for the period from November 2, 2015 to September 30, 2016.

The accompanying notes are an integral part of these financial statements.

13

BlueStar TA-BIGITechTM Israel Technology ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six Months Ended	Period Ended
	March 31, 2017	September 30,
	(Unaudited)	2016[1]

Net Asset Value, Beginning of Period	$25.58	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss) [2]	0.03	0.05
Net realized and unrealized gain (loss) on investments	2.88	0.53
Total from investment operations	2.91	0.58
Less Distributions:
Distributions from net investment income	(0.09)	—
Total distributions	(0.09)	—
Net asset value, end of period	$28.40	$25.58
Total Return	11.45%[3]	2.31%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$9,940	$5,116
Expenses to Average Net Assets	0.75%[4]	0.75%[4]
Net Investment Income (Loss) to Average Net Assets	0.21%[4]	0.23%[4]
Portfolio Turnover Rate	7%[3]	14%[3]

[1]	Commencement of operations on November 2, 2015.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

14

BlueStar TA-BIGITechTM Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
 March 31, 2017 (Unaudited)

NOTE 1 – ORGANIZATION

BlueStar TA-BIGITechTM Israel Technology ETF (the “Fund”) is a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the TASE-BlueStar Israel Technology Index™. The Fund commenced operations on November 2, 2015.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NASDAQ Stock Market, LLC. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in the Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2017, the Fund did not hold any fair valued securities.
15

BlueStar TA-BIGITechTM Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
 March 31, 2017 (Unaudited) (Continued)

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents a summary of the Funds’ assets measured at fair value:

BlueStar TA-BIGITechTM Israel Technology ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$9,916,438	$—	$—	$9,916,438
Short-Term Investments	11,327	—	—	11,327
Investments Purchased with Securities Lending Collateral*	—	—	—	762,876
Total Investments in Securities	$9,927,765	$—	$—	$10,690,641

^ See Schedule of Investments for classifications by country and industry.

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Transfers between levels are recognized at the end of the reporting period.
16

BlueStar TA-BIGITechTM Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
 March 31, 2017 (Unaudited) (Continued)

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2017 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

D.
Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income, if any are generally declared and paid by the Fund on a quarterly basis. Net realized gains on securities of the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

17

BlueStar TA-BIGITechTM Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
 March 31, 2017 (Unaudited) (Continued)

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The “Derivatives and Hedging” Topic of the Codification (Accounting Standards Codification 815, formerly Statement of Financial Accounting Standards (“SFAS”) 133 and SFAS 161) requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. The Fund did not use derivatives during the period ended March 31, 2017.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-today operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement with the Fund, the Advisor has overall responsibility for the general management and administration of the Fund and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary fee. For services provided the Fund pays the Advisor at an annual rate of 0.75% of the Fund’s average daily net assets. The Advisor has an agreement with, and is dependent on, a third party to pay the Fund’s expenses in excess of 0.75% of the Fund’s average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an Agreement with ITEQ ETF Partners, LLC (the “Sponsor”), under which the Sponsor agrees to sublicense the use of the Underlying Index to the Advisor. The Sponsor also provides marketing support for the Fund, including distributing marketing materials related to the Fund. ITEQ ETF Partners, LLC is a privately held business focused on bringing exchange-traded investment products to investors in the U.S. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund. Additionally, the Sponsor is not involved in the maintenance of the Underlying Index and does not otherwise act in the capacity of an index provider.
18

BlueStar TA-BIGITechTM Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
 March 31, 2017 (Unaudited) (Continued)

US Bancorp Fund Services, LLC (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two parties.

The Advisor pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. For the period ended March 31, 2017, the Fund did not incur any 12b-1 expenses.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended March 31, 2017:

	Purchases	Sales
BlueStar TA-BIGITechTM Israel Technology ETF	$441,622	$427,109

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended March 31, 2017:

	Purchases In-Kind	Sales In-Kind
BlueStar TA-BIGITechTM Israel Technology ETF	$3,989,084	$—

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the determination of the Fund’s taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations for the period ended March 31, 2017.

NOTE 7 – SECURITIES LENDING

The Fund may lend up to 331/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. As of March 31, 2017, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.
19

BlueStar TA-BIGITechTM Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
 March 31, 2017 (Unaudited) (Continued)

As of March 31, 2017, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
BlueStar TA-BIGITechTM Israel Technology ETF	$746,540	$762,876

* The cash collateral received was invested in the Mount Vernon Securities Lending Prime Portfolio as shown on the Schedule of Investments, a money market fund with an overnight and continuous maturity.

Fees and interest income earned on collateral investments and recognized by the Fund during the period ended March 31, 2017, were as follows:

Fees and Interest Income Earned

Fund	Interest income earned net of applicable fees
BlueStar TA-BIGITechTM Israel Technology ETF	$5,328

Offsetting Assets and Liabilities

The Fund is subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty. The following is a summary of the arrangements subject to offsetting as of March 31, 2017.

Fund	Description	Gross Amount of Recognized Liabilities	Gross Amount in the Statement of Assets and Liabilities	Net Amount Presented in the Statement of Assets and Liabilities	Collateral Received	Net Amount
BlueStar TA-	Securities Lending	$762,876	$762,876	—	$762,876	—
BIGITechTM Israel
Technology ETF
20

BlueStar TA-BIGITechTM Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited) (Continued)

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2016 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation		Net Unrealized Appreciation (Depreciation)
BlueStar TA-BIGITechTM Israel	$5,954,417	$505,791	$(294,478	)$	211,313
Technology ETF

	Undistributed Ordinary Income	Undistributed Long-term Gain	Total Distributable Earnings	Other Accumulated (Loss)	Total Accumulated Gain
BlueStar TA-	$18,370	$—	$18,370	$(16,039)	$213,644
BIGITechTM
Israel
Technology ETF

As of September 30, 2016, the Fund had accumulated capital loss carryovers of:

Capital Loss
	Carryover	Expires
BlueStar TA-BIGITechTM Israel Technology ETF	None	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ended September 30, 2017.
	Late Year
	Ordinary	Post-October
	Loss	Capital Loss
BlueStar TA-BIGITechTM Israel Technology ETF	None	$16,036

NOTE 9 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund paid $18,370 from ordinary income during the period ended March 31, 2017 and did not pay any distributions from ordinary or capital gains during the period ended September 30, 2016.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Effective April 1, 2017, the Fund changed its distributor from ALPS Distributors, Inc. to ETFMG Financial, LLC.

21

BlueStar TA-BIGITechTM Israel Technology ETF

SUPPLEMENTARY INFORMATION
March 31, 2017 (Unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files a Form N-Q with the Securities and Exchange Commission (the ‘‘SEC’’) no more than sixty days after the Fund’s first and third fiscal quarters. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Funds’ portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room). The Fund’s portfolio holdings are posted on the Fund’s website at www.iteqetf.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477), by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.iteqetf.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477) or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.iteqetf.com. Read the prospectus carefully before investing.

22

BlueStar TA-BIGITechTM Israel Technology ETF

Expense Example
For the Period October 1, 2016 to March 31, 2017 (Unaudited)

As a shareholder of BlueStar TA-BIGITechTM Israel Technology ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

BlueStar TA-BIGITechTM Israel Technology ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	October 1, 2016	March 31, 2017	During the Period^
Actual	$1,000.00	$1,114.50	$3.95

Hypothetical
(5% annual)	$1,000.00	$1,021.19	$3.78

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365 (to reflect the period from October 1, 2016 to March 31, 2017).

23

Advisor
ETF Managers Group, LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Distributor
ETFMG Financial, LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent
U.S Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP
1666 K Street NW, Washington, DC 20006

Semi-Annual Report
March 31, 2017

Etho Climate Leadership U.S. ETF
Ticker: ETHO

The Fund is a series of ETF Managers Trust.

Etho Climate Leadership U.S. ETF

March 31, 2017

2

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Etho Climate Leadership U.S. Exchange-Traded Fund (“ETHO” or the “Fund”). The following information pertains to the 6-month period from October 1, 2016 to March 31, 2017.

The Fund saw positive performance during the 6 months period ended March 31, 2017. The NAV price for ETHO rose 9.73% while the Etho Climate Leadership Index – U.S. (“Index”), the Fund’s benchmark, rose 9.27% over the same period. The difference was primarily attributable to Fund expenses that are not a part of the Index.

For the 6 months ended March 31, 2017, the best performing securities in the Fund were SVB Financial Group (up 68.35%), SLM Corp (up 61.98%), and Nvidia Corp (up 59.41%). The worst performing securities in the Fund were Hertz (down 56.32%), Under Armour (down 48.86%), and Energy Recovery Inc. (down 47.93%).

As you may know, the Etho Climate Leadership U.S. ETF offers broad diversification across companies that have demonstrated efficiency and leadership with their use of resources and their supply chains when compared to industry peers. The Fund holds roughly 340 equities equally weighted and results in a carbon emissions profile that is, on average, 50-70% lower per dollar invested than conventional U.S. benchmark indices.1 ETHO avoids investment in any direct fossil fuel companies, as well as enablers of that industry, along with a series of other unsustainable industries such as Tobacco/Weapons/Gambling, etc. Equal weighting of the Fund allows for the elimination of equities that do not meet ETHO’S standards without there being a significant impact on the diversification or performance of the Fund. It also creates broad exposure to both the sectors and factors that potentially make for greater stability and higher performance.

There is much ahead for environmentally sustainable and socially responsible investing. We are thankful you have joined us by investing in the Etho Climate Leadership U.S. ETF.

You can find further details about ETHO by visiting www.ethoetf.com, or by calling 1- 844-ETF- MGRS (1-844-383-6477).

Sincerely,

Samuel Masucci III
Chairman of the Board

Samuel Masucci III is a registered representative of ETFMG Financial, LLC.

[1]	Etho Capital. www.ethocapital.com

3

Etho Climate Leadership U.S. ETF
Growth of $10,000 (Unaudited)

Cumulative Returns	6 Months	1 Year	Since Inception
Period Ended March 31, 2017	Return	Return	(11/18/2015)
Etho Climate Leadership U.S. ETF (NAV)	9.73%	18.44%	13.56%
Etho Climate Leadership U.S. ETF (Market)	10.36%	18.68%	13.91%
S&P 500 Index	10.12%	17.17%	12.01%
Etho Climate Leadership Index - U.S.	9.27%	17.51%	12.73%

Total Fund Operating Expenses[1]			0.45%

1. The expense ratio is taken from the Fund’s most recent prospectus dated January 31, 2017.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more of less than their original cost.   Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on November 18, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions from the sale of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The unmanaged indices do not reflect fees and are not available for direct investment.

4

Etho Climate Leadership U.S. ETF

Top Ten Holdings*
		% of Total
	Security	Investments†
1	NVIDIA Corporation	0.67%
2	Charter Communications, Inc.	0.48%
3	GenMark Diagnostics, Inc.	0.42%
4	United Rentals, Inc.	0.41%
5	Applied Materials, Inc.	0.40%
6	Newell Brands, Inc.	0.39%
7	SLM Corporation	0.38%
8	Centene Corporation	0.38%
9	Incyte Corporation	0.36%
10	Albemarle Corporation	0.36%

	Top Ten Holdings = 4.25% of Total Investments†
	* Current Fund holdings may not be indicative of future Fund holdings.
	† Percentage of total investments less cash.

5

Etho Climate Leadership U.S. ETF

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

The Etho Climate Leadership U.S. ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Etho Climate Leadership Index – US (the “Index”).

Funds that invest in smaller companies may experience greater volatility. The Fund’s return may not match or achieve a high degree of correlation with the return of the Etho Climate Leadership Index – US (ticker: ETHO INDEX). To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The Etho Climate Leadership Index™ (ECLI™) is an index of more than 350 companies listed on the NYSE Arca stock exchange that have the smallest carbon footprint in their industries.

S&P 500: The S&P 500 Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.
6

Etho Climate Leadership U.S. ETF

PORTFOLIO ALLOCATIONS
As of March 31, 2017 (Unaudited)

Etho Climate
Leadership
U.S. ETF
As a percent of Net Assets:
Bermuda	2.3%
Ireland	2.1
Jersey	0.3
Netherlands	0.3
Switzerland	0.9
United Kingdom	0.3
United States	92.9
Virgin Islands (UK)	0.2
Mutual Funds	0.2
Short-Term and other Net Assets (Liabilities)	0.5
100.0%

7

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2017 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 99.3%
Bermuda - 2.3%
Insurance - 1.7%
Arch Capital Group Ltd. (a)	394	$37,339
Axis Capital Holdings Ltd.	504	33,783
Everest Re Group Ltd.	143	33,435
RenaissanceRe Holdings Ltd.	240	34,716
Validus Holdings Ltd.	611	34,454
White Mountains Insurance Group Ltd.	35	30,796
Total Insurance		204,523
IT Services - 0.2%
Genpact Ltd.	1,013	25,082
Professional Services - 0.3%
IHS Markit Ltd. (a)	871	36,538
Specialty Retail - 0.1%
Signet Jewelers Ltd.	244	16,902
Total Bermuda		283,045

Ireland - 2.1%
Auto Components - 0.0%
Adient PLC - ADR	72	5,232
Biotechnology - 0.4%
Alkermes PLC (a)	798	46,683
Building Products - 0.3%
Allegion PLC	429	32,475
Health Care Equipment & Supplies - 0.2%
Medtronic PLC	362	29,163
IT Services - 0.3%
Accenture PLC	269	32,248
Machinery - 0.3%
Pentair PLC	531	33,336
Pharmaceuticals - 0.6%
Allergan PLC	94	22,458
Endo International PLC (a)	607	6,774
Jazz Pharmaceuticals PLC (a)	212	30,768
Total Pharmaceuticals		60,000
Total Ireland		239,137

Jersey - 0.3%
Auto Components - 0.3%
Delphi Automotive PLC	390	31,391

The accompanying notes are an integral part of these financial statements.

8

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2017 (Unaudited) (Continued)

	Shares	Market Value
Netherlands - 0.3%
Electrical Equipment - 0.3%
Sensata Technologies Holding NV (a)	747	$32,621

Switzerland - 0.9%
Electronic Equipment, Instruments & Components - 0.3%
TE Connectivity Ltd.	453	33,771
Household Durables - 0.3%
Garmin Ltd.	693	35,419
Insurance - 0.3%
Allied World Assurance Co. Holdings AG	795	42,215
Total Switzerland		111,405

United Kingdom - 0.3%
Insurance - 0.3%
Aon PLC	276	32,758

United States - 92.9%
Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	384	29,679
Airlines - 0.5%
JetBlue Airways Corporation (a)	1,236	25,474
Southwest Airlines Co.	657	35,320
Total Airlines		60,794
Auto Components - 0.8%
Autoliv, Inc.	245	25,054
BorgWarner, Inc.	771	32,220
Gentex Corporation	1,747	37,264
Total Auto Components		94,538
Automobiles - 0.3%
Tesla, Inc. (a)	132	36,736
Banks - 4.2%
Associated Banc-Corp	1,474	35,966
BancorpSouth, Inc.	1,255	37,964
Bank of Hawaii Corporation	405	33,356
Citizens Financial Group, Inc.	1,274	44,016
Commerce Bancshares, Inc.	632	35,493
First Citizens BancShares, Inc.	107	35,885
First Republic Bank	408	38,274
Fulton Financial Corporation	2,060	36,771
M&T Bank Corporation	250	38,683

The accompanying notes are an integral part of these financial statements.

9

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2017 (Unaudited) (Continued)

	Shares	Market Value
People’s United Financial, Inc.	1,782	$32,432
SVB Financial Group (a)	263	48,941
Synovus Financial Corporation	946	38,805
Valley National Bancorp	2,881	33,996
Total Banks		490,582
Beverages - 0.5%
Dr Pepper Snapple Group, Inc.	305	29,865
Monster Beverage Corporation (a)	634	29,272
Total Beverages		59,137
Biotechnology - 2.3%
Agios Pharmaceuticals, Inc. (a) ^	567	33,113
Alexion Pharmaceuticals, Inc. (a)	181	21,944
Alnylam Pharmaceuticals, Inc. (a)	450	23,063
BioMarin Pharmaceutical, Inc. (a)	307	26,948
Celgene Corporation (a)	260	32,352
Incyte Corporation (a)	369	49,325
Ionis Pharmaceuticals, Inc. (a)	652	26,210
Regeneron Pharmaceuticals, Inc. (a)	66	25,576
Vertex Pharmaceuticals, Inc. (a)	298	32,586
Total Biotechnology		271,117
Building Products - 2.6%
Advanced Drainage Systems, Inc.	1,245	27,266
AO Smith Corporation	748	38,268
Apogee Enterprises, Inc.	665	39,640
Fortune Brands Home & Security, Inc.	531	32,311
Johnson Controls International plc	724	30,495
Lennox International, Inc.	212	35,468
Masco Corporation	943	32,053
Simpson Manufacturing Co., Inc.	753	32,447
Trex Co., Inc. (a)	603	41,841
Total Building Products		309,789
Capital Markets - 4.2%
BlackRock, Inc.	84	32,215
Charles Schwab Corporation	989	40,362
CME Group, Inc.	299	35,521
E*TRADE Financial Corporation (a)	1,065	37,158
FactSet Research Systems, Inc.	173	28,529
Interactive Brokers Group, Inc.	703	24,408
Intercontinental Exchange, Inc.	584	34,964
Moody’s Corporation	289	32,380
Morningstar, Inc.	342	26,881
MSCI, Inc.	390	37,904

The accompanying notes are an integral part of these financial statements.

10

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2017 (Unaudited) (Continued)

	Shares	Market Value
Nasdaq, Inc.	425	$29,516
S&P Global, Inc.	290	37,915
SEI Investments Co.	671	33,845
T Rowe Price Group, Inc.	383	26,101
TD Ameritrade Holding Corporation	871	33,847
Total Capital Markets		491,546
Chemicals - 2.8%
Albemarle Corporation	466	49,229
Celanese Corporation	428	38,456
Ecolab, Inc.	257	32,212
International Flavors & Fragrances, Inc.	258	34,193
PPG Industries, Inc.	265	27,846
RPM International, Inc.	643	35,384
Sherwin-Williams Co.	99	30,709
Valspar Corporation	342	37,941
Westlake Chemical Corporation	600	39,630
Total Chemicals		325,600
Commercial Services & Supplies - 1.3%
Brink’s Co.	904	48,318
Cintas Corporation	311	39,354
Copart, Inc. (a)	678	41,989
Stericycle, Inc. (a)	236	19,562
Total Commercial Services & Supplies		149,223
Communications Equipment - 1.0%
Cisco Systems, Inc.	1,022	34,544
F5 Networks, Inc. (a)	268	38,209
Juniper Networks, Inc.	1,086	30,223
Palo Alto Networks, Inc. (a)	175	19,719
Total Communications Equipment		122,695
Construction & Engineering - 0.9%
AECOM (a)	913	32,494
EMCOR Group, Inc.	563	35,441
Jacobs Engineering Group, Inc.	649	35,876
Total Construction & Engineering		103,811
Construction Materials - 0.6%
Martin Marietta Materials, Inc.	176	38,412
Vulcan Materials Co.	264	31,807
Total Construction Materials		70,219
Consumer Finance - 0.4%
SLM Corporation (a)	4,309	52,139
Containers & Packaging - 0.7%
AptarGroup, Inc.	361	27,793

The accompanying notes are an integral part of these financial statements.

11

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2017 (Unaudited) (Continued)

	Shares	Market Value
Avery Dennison Corporation	404	$32,563
Sealed Air Corporation	593	25,843
Total Containers & Packaging		86,199
Distributors - 0.5%
Genuine Parts Co.	292	26,984
LKQ Corporation (a)	889	26,021
Total Distributors		53,005
Diversified Consumer Services - 0.2%
H&R Block, Inc.	989	22,994
Diversified Financial Services - 0.3%
Voya Financial, Inc.	864	32,797
Diversified Telecommunication Services - 0.3%
Zayo Group Holdings, Inc. (a)	1,094	35,993
Electric Utilities - 0.8%
Eversource Energy	493	28,979
Hawaiian Electric Industries, Inc.	907	30,212
NextEra Energy, Inc.	241	30,937
Total Electric Utilities		90,128
Electrical Equipment - 1.6%
Acuity Brands, Inc.	126	25,704
AMETEK, Inc.	565	30,555
Emerson Electric Co.	534	31,965
FuelCell Energy, Inc. (a)	3,979	5,471
Generac Holdings, Inc. (a)	753	28,072
Hubbell, Inc.	270	32,414
Rockwell Automation, Inc.	253	39,395
Total Electrical Equipment		193,576
Electronic Equipment, Instruments & Components - 4.1%
Amphenol Corporation	479	34,090
Badger Meter, Inc.	801	29,437
Corning, Inc.	1,406	37,962
Dolby Laboratories, Inc.	674	35,324
IPG Photonics Corporation (a)	302	36,451
Itron, Inc. (a)	644	39,091
Keysight Technologies, Inc. (a)	997	36,032
Littelfuse, Inc.	233	37,259
National Instruments Corporation	920	29,955
OSI Systems, Inc. (a)	431	31,459
Trimble, Inc. (a)	1,076	34,443
Universal Display Corporation	522	44,944
VeriFone Systems, Inc. (a)	1,028	19,254
Zebra Technologies Corporation (a)	401	36,591

The accompanying notes are an integral part of these financial statements.

12

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2017 (Unaudited) (Continued)

	Shares	Market Value
Total Electronic Equipment, Instruments & Components		$482,292
Food & Staples Retailing - 1.2%
Costco Wholesale Corporation	184	30,855
CVS Health Corporation	279	21,902
PriceSmart, Inc.	346	31,901
Walgreens Boots Alliance, Inc.	346	28,735
Whole Foods Market, Inc.	815	24,222
Total Food & Staples Retailing		137,615
Food Products - 1.3%
Hain Celestial Group, Inc. (a)	689	25,631
Kraft Heinz Co.	362	32,873
McCormick & Co., Inc.	294	28,680
Mead Johnson Nutrition Co.	362	32,247
Pinnacle Foods, Inc.	613	35,475
Total Food Products		154,906
Health Care Equipment & Supplies - 1.3%
Danaher Corporation	301	25,745
Edwards Lifesciences Corporation (a)	310	29,162
GenMark Diagnostics, Inc. (a)	4,429	56,779
Intuitive Surgical, Inc. (a)	47	36,024
Total Health Care Equipment & Supplies		147,710
Health Care Providers & Services - 3.6%
Aetna, Inc. ^	248	31,632
AMN Healthcare Services, Inc. (a)	850	34,510
Anthem, Inc.	206	34,068
Centene Corporation (a)	728	51,877
Cigna Corporation	193	28,273
Henry Schein, Inc. (a)	162	27,535
Humana, Inc.	148	30,509
Laboratory Corporation of America Holdings (a)	242	34,720
MEDNAX, Inc. (a)	408	28,307
Quest Diagnostics, Inc.	394	38,687
UnitedHealth Group, Inc.	225	36,902
VCA, Inc. (a)	500	45,750
Total Health Care Providers & Services		422,770
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	2,061	26,133
Cerner Corporation (a)	514	30,249
Total Health Care Technology		56,382
Hotels, Restaurants & Leisure - 0.9%
Chipotle Mexican Grill, Inc. (a)	51	22,722
Choice Hotels International, Inc.	520	32,552

The accompanying notes are an integral part of these financial statements.

13

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2017 (Unaudited) (Continued)

	Shares	Market Value
International Speedway Corporation	755	$27,897
Starbucks Corporation	472	27,560
Total Hotels, Restaurants & Leisure		110,731
Household Durables - 2.5%
DR Horton, Inc.	970	32,311
KB Home	2,017	40,098
Lennar Corporation	593	30,356
Newell Brands, Inc.	1,125	53,066
NVR, Inc. (a)	17	35,817
Tempur Sealy International, Inc. (a)	433	20,117
Toll Brothers, Inc. (a)	949	34,268
TopBuild Corporation (a)	947	44,509
Total Household Durables		290,542
Household Products - 0.8%
Church & Dwight Co., Inc.	603	30,072
Colgate-Palmolive Co.	407	29,788
Procter & Gamble Co.	333	29,920
Total Household Products		89,780
Independent Power and Renewable Electricity Producers -
NextEra Energy Partners LP	30,504	35,946
NRG Yield, Inc.	2,161	37,580
Ormat Technologies, Inc.	689	39,327
Pattern Energy Group, Inc.	1,523	30,658
Total Independent Power and Renewable Electricity Producers		143,511
Industrial Conglomerates - 1.1%
3M Co.	172	32,909
Carlisle Cos, Inc.	291	30,965
General Electric Co.	913	27,207
Roper Technologies, Inc.	157	32,419
Total Industrial Conglomerates		123,500
Insurance - 2.5%
Alleghany Corporation (a)	56	34,421
Brown & Brown, Inc.	809	33,751
Cincinnati Financial Corporation	430	31,076
Markel Corporation (a)	31	30,252
Marsh & McLennan Cos, Inc.	476	35,172
MBIA, Inc. (a)	3,031	25,673
Torchmark Corporation	507	39,059
Travelers Cos, Inc.	249	30,014
XL Group Ltd	781	31,131
Total Insurance		290,549
Internet & Direct Marketing Retail - 1.7%

The accompanying notes are an integral part of these financial statements.
14

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2017 (Unaudited) (Continued)

	Shares	Market Value
Amazon.com, Inc. (a)	48	$42,554
Expedia, Inc.	258	32,552
Liberty Expedia Holdings, Inc. (a)	285	12,962
Liberty Ventures (a)	427	18,993
Netflix, Inc. (a)	283	41,830
Priceline Group, Inc. (a)	21	37,379
TripAdvisor, Inc. (a)	413	17,825
Total Internet & Direct Marketing Retail		204,095
Internet Software & Services - 1.4%
Alphabet, Inc. (a)	39	32,353
CommerceHub, Inc. - Series A (a)	71	1,099
CommerceHub, Inc. - Series C (a)	142	2,205
Facebook, Inc. (a)	256	36,365
Twitter, Inc. (a)	1,412	21,109
VeriSign, Inc. (a)	308	26,830
Zillow Group, Inc. (a)	1,149	38,687
Total Internet Software & Services		158,648
IT Services - 3.9%
Alliance Data Systems Corporation	123	30,627
Automatic Data Processing, Inc.	320	32,765
Broadridge Financial Solutions, Inc.	479	32,548
Cognizant Technology Solutions Corporation (a)	475	28,272
CoreLogic, Inc. (a)	792	32,250
Fidelity National Information Services, Inc.	455	36,227
Fiserv, Inc. (a)	280	32,287
FleetCor Technologies, Inc. (a)	191	28,923
Global Payments, Inc.	447	36,064
MasterCard, Inc.	308	34,641
Paychex, Inc.	526	30,981
Total System Services, Inc.	607	32,450
Vantiv, Inc. (a)	514	32,958
Visa, Inc.	378	33,593
Total IT Services		454,586
Leisure Products - 0.3%
Hasbro, Inc.	350	34,937
Life Sciences Tools & Services - 0.8%
Bio-Techne Corporation	293	29,783
Illumina, Inc. (a)	167	28,497
Waters Corporation (a)	211	32,982
Total Life Sciences Tools & Services		91,262
Machinery - 4.8%
Donaldson Co., Inc.	833	37,918

The accompanying notes are an integral part of these financial statements.
15

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2017 (Unaudited) (Continued)

	Shares	Market Value
Energy Recovery, Inc. (a)	3,157	$26,266
Flowserve Corporation	600	29,052
Fortive Corp.	151	9,093
Graco, Inc.	331	31,160
IDEX Corporation	349	32,635
Illinois Tool Works, Inc.	281	37,224
ITT, Inc.	727	29,822
Lincoln Electric Holdings, Inc.	474	41,173
Lindsay Corporation	367	32,340
Snap-on, Inc.	178	30,023
Stanley Black & Decker, Inc.	277	36,805
Tennant Co.	528	38,359
Toro Co.	665	41,537
WABCO Holdings, Inc. (a)	271	31,821
Wabtec Corporation	352	27,456
Watts Water Technologies, Inc.	509	31,736
Xylem, Inc.	709	35,606
Total Machinery		580,026
Media - 2.7%
Charter Communications, Inc. (a)	200	65,464
DISH Network Corporation (a)	543	34,475
Liberty Braves Group (a)	71	1,700
Liberty Broadband Corporation (a)	513	44,323
Liberty Media Corporation (a)	178	5,821
Liberty SiriusXM Group (a)	712	27,711
Scripps Networks Interactive, Inc.	425	33,307
Time Warner, Inc.	394	38,498
Twenty-First Century Fox, Inc.	971	30,858
Walt Disney Co.	275	31,182
Total Media		313,339
Metals & Mining - 1.4%
Carpenter Technology Corporation	801	29,877
Commercial Metals Co.	1,689	32,311
Compass Minerals International, Inc.	382	25,919
Nucor Corporation	617	36,847
Reliance Steel & Aluminum Co.	419	33,528
Total Metals & Mining		158,482
Multiline Retail - 0.5%
Dollar General Corporation	366	25,521
Dollar Tree, Inc. (a)	352	27,618
Total Multiline Retail		53,139
Multi-Utilities - 0.6%

The accompanying notes are an integral part of these financial statements.
16

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2017 (Unaudited) (Continued)

	Shares	Market Value
CenterPoint Energy, Inc.	1,418	$39,095
Consolidated Edison, Inc.	387	30,054
Total Multi-Utilities		69,149
Personal Products - 0.2%
Estee Lauder Cos, Inc.	298	25,267
Pharmaceuticals - 0.4%
Bristol-Myers Squibb Co.	414	22,513
Zoetis, Inc.	661	35,278
Total Pharmaceuticals		57,791
Professional Services - 1.0%
Dun & Bradstreet Corporation	275	29,684
Equifax, Inc.	257	35,142
Nielsen Holdings PLC	535	22,101
Verisk Analytics, Inc. (a)	355	28,805
Total Professional Services		115,732
Real Estate Investment Trusts (REITs) - 4.2%
AvalonBay Communities, Inc.	153	28,091
Colony NorthStar, Inc.	2,622	33,850
Crown Castle International Corporation	323	30,507
Digital Realty Trust, Inc.	336	35,747
Equinix, Inc.	92	36,834
Equity Residential	398	24,764
Essex Property Trust, Inc.	124	28,710
Extra Space Storage, Inc.	333	24,772
Federal Realty Investment Trust	186	24,831
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,543	31,169
Kimco Realty Corporation	1,012	22,355
Prologis, Inc.	671	34,811
Realty Income Corporation	482	28,693
Regency Centers Corporation	378	25,095
SBA Communications Corp. (a)	281	33,824
Simon Property Group, Inc.	139	23,912
UDR, Inc.	772	27,993
Total Real Estate Investment Trusts (REITs)		495,958
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	968	33,677
Jones Lang LaSalle, Inc.	239	26,637
St. Joe Co. (a)	1,665	28,388
Total Real Estate Management & Development		88,702
Road & Rail - 0.3%
Avis Budget Group, Inc. (a)	961	28,427
Hertz Global Holdings, Inc. (a)	506	8,875

The accompanying notes are an integral part of these financial statements.
17

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2017 (Unaudited) (Continued)

	Shares	Market Value
Total Road & Rail		$37,302
Semiconductors & Semiconductor Equipment - 6.5%
Analog Devices, Inc.	487	39,910
Applied Materials, Inc.	1,406	54,692
Cypress Semiconductor Corporation	3,219	44,293
First Solar, Inc. (a)	391	10,596
Integrated Device Technology, Inc. (a)	1,305	30,889
Intel Corporation	894	32,247
KLA-Tencor Corporation	401	38,123
Lam Research Corporation	364	46,722
Maxim Integrated Products, Inc.	812	36,508
Microchip Technology, Inc.	577	42,571
NVIDIA Corporation	841	91,609
ON Semiconductor Corporation (a)	3,004	46,532
Power Integrations, Inc.	562	36,952
QUALCOMM, Inc.	520	29,817
Rambus, Inc. (a)	2,072	27,226
Skyworks Solutions, Inc.	375	36,743
SunPower Corporation (a)	1,117	6,814
Teradyne, Inc.	1,365	42,452
Texas Instruments, Inc.	496	39,958
Xilinx, Inc.	585	33,866
Total Semiconductors & Semiconductor Equipment		768,520
Software - 3.5%
Activision Blizzard, Inc.	879	43,828
Adobe Systems, Inc. (a)	318	41,381
ANSYS, Inc. (a)	309	33,023
Autodesk, Inc. (a)	465	40,209
FireEye, Inc. (a)	1,448	18,259
Intuit, Inc.	275	31,897
Red Hat, Inc. (a)	404	34,946
salesforce.com, Inc. (a)	384	31,676
ServiceNow, Inc. (a)	465	40,674
Splunk, Inc. (a)	580	36,128
Tableau Software, Inc. (a)	611	30,275
Workday, Inc. (a)	373	31,063
Total Software		413,359
Specialty Retail - 3.3%
Advance Auto Parts, Inc. ^	179	26,539
AutoZone, Inc. (a)	35	25,307
Foot Locker, Inc.	439	32,842
L Brands, Inc.	323	15,213

The accompanying notes are an integral part of these financial statements.
18

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2017 (Unaudited) (Continued)

	Shares	Market Value
Lowe’s Cos, Inc.	387	$31,815
O’Reilly Automotive, Inc. (a)	103	27,794
Ross Stores, Inc.	473	31,157
The Home Depot, Inc.	218	32,009
Tiffany & Co.	389	37,072
TJX Cos, Inc.	362	28,627
Tractor Supply Co.	318	21,932
Ulta Beauty, Inc. (a)	164	46,777
Williams-Sonoma, Inc.	481	25,791
Total Specialty Retail		382,875
Technology Hardware, Storage & Peripherals - 1.4%
3D Systems Corporation (a)	2,121	31,730
Apple, Inc.	270	38,788
NetApp, Inc.	1,025	42,896
Western Digital Corporation	561	46,300
Total Technology Hardware, Storage & Peripherals		159,714
Textiles, Apparel & Luxury Goods - 1.0%
Hanesbrands, Inc.	934	19,390
Lululemon Athletica, Inc. (a)	436	22,615
NIKE, Inc.	461	25,692
Ralph Lauren Corporation	278	22,690
Under Armour, Inc. (a)	328	6,002
Under Armour, Inc. (a)	325	6,429
VF Corporation	419	23,032
Total Textiles, Apparel & Luxury Goods		125,850
Thrifts & Mortgage Finance - 1.1%
Capitol Federal Financial, Inc.	2,175	31,820
New York Community Bancorp, Inc.	1,753	24,489
TFS Financial Corporation	1,626	27,024
Washington Federal, Inc.	1,221	40,416
Total Thrifts & Mortgage Finance		123,749
Trading Companies & Distributors - 2.3%
Air Lease Corporation ^	869	33,674
Fastenal Co.	596	30,694
GATX Corporation	546	33,284
Herc Holdings, Inc. (a)	169	8,262
MSC Industrial Direct Co., Inc.	389	39,974
United Rentals, Inc. (a)	452	56,522
WESCO International, Inc. (a)	541	37,627
WW Grainger, Inc.	122	28,397
Total Trading Companies & Distributors		268,434
Water Utilities - 0.8%

The accompanying notes are an integral part of these financial statements.
19

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2017 (Unaudited) (Continued)

	Shares	Market Value
American States Water Co.	664	$29,415
American Water Works Co., Inc.	408	31,731
Aqua America, Inc.	876	28,163
Total Water Utilities		89,309
Total United States		10,902,810

Virgin Islands (UK) - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Michael Kors Holdings Ltd. (a)	471	17,950

TOTAL COMMON STOCKS (Cost $10,731,373)		11,651,117

MUTUAL FUNDS - 0.2%
Fifth Street Finance Corporation	5,729	26,468
TOTAL MUTUAL FUNDS (Cost $29,494)		26,468

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 0.59% (b)	54,986	54,986
TOTAL SHORT-TERM INVESTMENTS (Cost $54,986)		54,986

INVESTMENTS PURCHASED WITH SECURITIES
LENDING COLLATERAL - 16.6%
Investment Companies - 16.6%
Mount Vernon Liquid Assets Portfolio, LLC, 1.17% (b) +	1,945,140	1,945,140
TOTAL INVESTMENTS PURCHASED WITH SECURITIES
LENDING COLLATERAL (Cost $1,945,140)		1,945,140
Total Investments (Cost $12,760,993) - 116.6%		13,677,711
Liabilities in Excess of Other Assets - (16.6)%		(1,940,213)
TOTAL NET ASSETS - 100.0%		$11,737,498

The accompanying notes are an integral part of these financial statements.
20

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2017 (Unaudited) (Continued)

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at March 31, 2017.
^	All or a portion of this security is out on loan as of March 31, 2017. Total value of securities out on loan is $1,900,711.
+	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $1,945,140 as of March 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.
21

Etho Climate Leadership U.S. ETF
STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2017 (Unaudited)

Etho Climate
Leadership
U.S. ETF
ASSETS
Investments in securities, at fair value*	$13,677,711
Cash	8
Dividends and interest receivable	8,678
Securities lending income receivable	574
Total Assets	13,686,971

LIABILITIES
Collateral received for securities loaned (Note 7)	1,945,140
Management fees payable	4,333
Total Liabilities	1,949,473
Net Assets	$11,737,498

NET ASSETS CONSIST OF:
Paid-in Capital	$10,779,940
Undistributed (accumulated) net investment income	7,768
Accumulated net realized gain on investments	33,072
Net unrealized appreciation on:
Investments in securities	916,718
Net Assets	$11,737,498

*Identified Cost:
Investments in unaffiliated securities	$12,760,993

Shares Outstanding^	400,000
Net Asset Value, Offering and Redemption Price per Share	$29.34

^ No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.
22

Etho Climate Leadership U.S. ETF

STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2017 (Unaudited)

Etho Climate
Leadership
U.S. ETF
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities	$62,879
Interest	30
Securities lending income	3,349
Total Investment Income	66,258
Expenses:
Management fees	19,047
Total Expenses	19,047
Net Investment Income	47,211
REALIZED & UNREALIZED GAIN ON INVESTMENTS
Net Realized Gain on:
Unaffiliated investments	42,901
Net Change in Unrealized Appreciation of:
Unaffiliated investments	702,492
Net Realized and Unrealized Gain on Investments	745,393
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$792,604

The accompanying notes are an integral part of these financial statements.
23

Etho Climate Leadership U.S. ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended March	Period Ended
	31, 2017	September 30,
	(Unaudited)	2016*
OPERATIONS
Net investment income	$47,211	$28,916
Net realized gain on investments and In-Kind Redemptions	42,901	84,401
Net change in unrealized appreciation of investments	702,492	214,226
Net increase in net assets resulting from operations	792,604	327,543

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(46,359)	(22,000)
From Net Realized Gain	(40,845)	—
Total Distributions to Shareholders	(87,204)	(22,000)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)	4,281,275	6,445,280
Net increase in net assets	$4,986,675	$6,750,823

NET ASSETS
Beginning of Period	6,750,823	—
End of Period	$11,737,498	$6,750,823
Undistributed net investment income	$7,768	$6,916

(a) Summary of share transactions is as follows:

	Six Months Ended
	March 31, 2017		Period Ended
	(Unaudited)		September 30, 2016*
	Shares	Amount	Shares	Amount
Shares Sold	150,000	$4,281,275	300,000	$7,688,910
Shares Redeemed	—	—	(50,000)	(1,243,630)
	150,000	$4,281,275	250,000	$6,445,280
Beginning Shares	250,000		—
Ending Shares	400,000		250,000

*Fund commenced operations on November 18, 2015. The information presented is for the period from November 18, 2015 to September 30, 2016.

The accompanying notes are an integral part of these financial statements.
24

Etho Climate Leadership U.S. ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six Months Ended	Period Ended
	March 31, 2017	September 30,
	(Unaudited)	2016[1]
Net Asset Value, Beginning of Period	$27.00	$25.00
Income (Loss) from Investment Operations:
Net investment income [2]	0.16	0.23
Net realized and unrealized gain on investments	2.46	1.87
Total from investment operations	2.62	2.10
Less Distributions:
Distributions from net investment income	(0.14)	(0.10)
Distributions from net realized gain	(0.14)	—
Total distributions	(0.28)	(0.10)
Net asset value, end of period	$29.34	$27.00
Total Return	9.73%[3]	8.43%[3]
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$11,737	$6,751

Expenses to Average Net Assets	0.45%[4]	0.50%[4]
Net Investment Income (Loss) to Average Net Assets	1.12%[4]	1.04%[4]
Portfolio Turnover Rate	4%[3]	25%[3]

1 Commencement of operations on November 18, 2015.
2 Calculated based on average shares outstanding during the period.
3 Not annualized.
4 Annualized.

The accompanying notes are an integral part of these financial statements.
25

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

NOTE 1 – ORGANIZATION

Etho Climate Leadership U.S. ETF (the “Fund”) is a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Etho Climate Leadership Index™ (“the Index”). The Fund commenced operations on November 18, 2015.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in the Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2017, the Fund did not hold any fair valued securities.

26

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited) (Continued)

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents a summary of the Funds’ assets measured at fair value:

Etho Climate Leadership U.S. ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$11,651,117	$—	$—	$11,651,117
Mutual Funds	26,468	—	—	26,468
Short-Term Investments	54,986	—	—	54,986
Investments Purchased as Securities Lending Collateral*	—	—	—	1,945,140
Total Investments in Securities	$11,732,571	$—	$—	$13,677,711

^ See Schedule of Investments for classifications by sector or country.

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

27

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited) (Continued)

There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Transfers between levels are recognized at the end of the reporting period.

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2017 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

D.
Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid by the Fund on a quarterly basis. Distributions to shareholders from net realized gains on securities of the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

28

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited) (Continued)

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expense during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding by the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The “Derivatives and Hedging” Topic of the Codification (Accounting Standards Codification 815, formerly Statement of Financial Accounting Standards (“SFAS”) 133 and SFAS 161) requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. The Fund did not use derivatives during the period ended March 31, 2017.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement with the Fund, the Advisor has overall responsibility for the general management and administration of the Fund and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary fee. For services provided the Fund pays the Advisor at an annual rate of 0.45% of the Fund’s average daily net assets. The Advisor has an agreement with, and is dependent on, a third party to pay the Fund’s expenses in excess of 0.45% of the Fund’s average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the Purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an Agreement with Etho Climate Leadership U.S. (the “Sponsor”), under which the Sponsor agrees to sublicense the use of the Underlying Index to the Advisor. The Sponsor also provides marketing support for the Fund, including distributing marketing materials related to the Fund. Etho Climate Leadership U.S. is a privately held business focused on bringing exchange-traded investment products to investors in the U.S. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund. Additionally, the Sponsor is not involved in the maintenance of the Underlying Index and does not otherwise act in the capacity of an index provider.
29

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited) (Continued)

U.S. Bancorp Fund Services, LLC (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two parties.

The Advisor pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. For the period ended March 31, 2017, the Fund did not incur any 12b-1 expenses.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended March 31, 2017:

	Purchases	Sales
Etho Climate Leadership U.S. ETF	$528,356	$375,494

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended March 31, 2017:

	Purchases In-Kind	Sales In-Kind

Etho Climate Leadership U.S. ETF	$4,220,707	$—

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the determination of the Fund’s taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations for the period ended March 31, 2017.
30

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited) (Continued)

NOTE 7 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. As of March 31, 2017, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of March 31, 2017, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
Etho Climate Leadership U.S. ETF	$1,900,711	$1,945,140

* The cash collateral received was invested in the Mount Vernon Securities Lending Prime Portfolio as shown on the Schedule of Investments, a money market fund with an overnight and continuous maturity.

Fees and interest income earned on collateral investments and recognized by the Fund during the period ended March 31, 2017, were as follows:

Fees and Interest Income Earned

Fund	Interest income earned net of applicable fees
Etho Climate Leadership U.S. ETF	$3,349

Offsetting Assets and Liabilities

The Fund is subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty. The following is a summary of the arrangements subject to offsetting as of March 31, 2017.
31

Etho Climate Leadership U.S. ETF
NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited) (Continued)

Fund	Description	Gross Amounts of Recognized Liabilities	Gross Amounts in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Collateral Received	Net Amount
Etho Climate Leadership U.S. ETF	Securities Lending	$1,945,140	$1,945,140	$—	$1,945,140	$—

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2016 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Etho Climate Leadership U.S. ETF	$7,735,765	$434,113	$(228,384)	$205,729

	Undistributed Ordinary Income	Undistributed Long-term Gain	Total Distributable Earnings	Other Accumulated (Loss)	Total Accumulated Gain
Etho Climate Leadership U.S. ETF	$45,279	$1,178	$46,457	$(28)	$252,158

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

As of September 30, 2016, the Fund had accumulated capital loss carryovers of:

	Capital Loss Carryover	Expires
Etho Climate Leadership U.S. ETF	None	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ended September 30, 2016.

32

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited) (Continued)

Late Year
	Ordinary	Post-October
	Loss	Capital Loss
Etho Climate Leadership U.S. ETF	None	None

NOTE 9 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund paid $46,359 from ordinary income and $40,845 from capital gains during the period ended March 31, 2017 and paid $22,000 from ordinary income during the period ended September 30, 2016.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Effective April 1, 2017, the Fund changed its distributor from ALPS Distributors, Inc. to ETFMG Financial, LLC.

33

Etho Climate Leadership U.S. ETF

SUPPLEMENTARY INFORMATION
March 31, 2017 (Unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files a Form N-Q with the Securities and Exchange Commission (the ‘‘SEC’’) no more than sixty days after the Fund’s first and third fiscal quarters. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Funds’ portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room). The Fund’s portfolio holdings are posted on the Fund’s website at www.ethoetf.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477), by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.ethoetf.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477) or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.ethoetf.com. Read the prospectus carefully before investing.

34

Etho Climate Leadership U.S. ETF

EXPENSE EXAMPLES
For the Period October 1, 2016 to March 31, 2017 (Unaudited)

As a shareholder of Etho Climate Leadership U.S. ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

Etho Climate Leadership U.S. ETF
	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid
	October 1,	March 31,	During the
	2016	2017	Period^
Actual	$1,000.00	$1,097.30	$2.35

Hypothetical
(5% annual)	$1,000.00	$1,022.69	$2.27

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365 (to reflect the period from October 1, 2016 to March 31, 2017).

35

Advisor
ETF Managers Group, LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Distributor
ETFMG Financial, LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent
U.S Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP
1666 K Street NW, Washington, DC 20006

36

Semi-Annual Report
 March 31, 2017

The Spirited Funds/ETFMG Whiskey & Spirits ETF
Ticker: WSKY

The Fund is a series of ETF Managers Trust.

Spirited Funds/ETFMG Whiskey & Spirits ETF

 March 31, 2017

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Spirited Funds/ETFMG Whiskey & Spirits Exchange-Traded Fund (“WSKY” or the “Fund”). The following information pertains to the period since inception from October 11, 2016 to March 31, 2017.

The Fund saw positive performance during the period since inception ended March 31, 2017. The NAV price for WSKY rose 5.15% while the Spirited Funds/ETFMG Whiskey & Spirits Index (“Index”), the Fund’s benchmark, rose 5.06% over the same period. The difference was primarily attributable to Fund expenses that are not a part of the Index.

For the period since inception March 31, 2017, the best performing securities in the Fund were MGP Ingredients Inc. (up 30.42%), Stock Spirits Group (up 29.15%), and CIA Cervecerias Unidas S.A. (up 26.73%). The worst performing securities in the Fund were, Emperador (down 17.34%), Distell Group Ltd. (down 11.27%),and Constellation Brands (down 4.17%).

You can find further details about WSKY by visiting www.spiritedfunds.com, or by calling 1-844-ETF-MGRS (1-844-383-6477).

Sincerely,

Samuel Masucci III
Chairman of the Board

Samuel Masucci III is a registered representative of ETFMG Financial, LLC.
2

Spirited Funds/ ETFMG Whiskey & Spirits ETF
 Growth of $10,000 (Unaudited)

Average Annual Returns	Since Inception
Period Ended March 31, 2017	(10/11/2016)
Spirited Funds/ ETFMG Whiskey & Spirits ETF (NAV)	5.15%
Spirited Funds/ ETFMG Whiskey & Spirits ETF (Market)	5.62%
S&P 500 Index	11.67%
The WSKY Index	5.06%

Total Fund Operating Expenses[1]	0.60%

1. The expense ratio is taken from the Fund’s most recent prospectus dated May 1, 2017. Effective May 1, 2017, the Fund’s unitary fees went from 0.75% to 0.60%.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on October 11, 2016, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions from the sale of Fund shares.  The chart assumes reinvestment of capital gains and dividends, if any.

The unmanaged indices do not reflect fees and are not available for direct investment.
3

Spirited Funds/ETFMG Whiskey & Spirits ETF

Top Ten Holdings*

	Security	% of Total Investments†
1	Diageo PLC	22.93%
2	Pernod Ricard SA	12.53%
3	Thai Beverage PLC	6.08%
4	Brown-Forman Corporation	5.71%
5	Remy Cointreau SA	5.01%
6	Davide Campari-Milano SpA	4.91%
7	LVMH Moet Hennessy Louis Vuitton SE	4.75%
8	Corby Spirit and Wine Ltd.	4.68%
9	MGP Ingredients, Inc.	4.66%
10	Marie Brizard Wine & Spirits SA	4.48%

	Top Ten Holdings = 75.74% of Total Investments† * Current Fund holdings may not be indicative of future Fund holdings. † Percentage of total investments less cash.
4

Spirited Funds/ETFMG Whiskey & Spirits ETF

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility. The Fund is new with limited operating history.

The Spirited Funds/ETFMG Whiskey & Spirits ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Spirited Funds/ETFMG Whiskey & Spirits Index (the “Index”). The Index is comprised of core companies that are principally engaged in the production, distillation, storage, or aging of whiskey and non-core companies that derive a portion of their revenue from whiskey and spirits.

The industries in which Bourbon and Whiskey Economy Companies operate are very competitive and companies in such industries are subject to a number of risks. Demographic and product trends, changing consumer preferences, nutritional and health-related concerns, competitive pricing, marketing campaigns, environmental factors, adverse changes in general economic conditions, government regulation, food inspection and processing control, consumer boycotts, risks of product tampering, product liability claims, and the availability and expense of liability insurance can affect the demand for, and success of, such companies’ products in the marketplace. Such companies also face risks associated with changing market prices as a result of, among other things, changes in government support and trading policies and agricultural conditions influencing the growth and harvest seasons.

ETF shares are not individually redeemable and owners of the shares may acquire those shares from the Fund and tender those shares for redemption to the Fund in Creation Units only, typically consisting of aggregations of 50,000 shares.
5

Spirited Funds/ETFMG Whiskey & Spirits ETF

PORTFOLIO ALLOCATIONS
 As of March 31, 2017 (Unaudited)

Spirited Funds/ETFMG Whiskey & Spirits
As a percent of Net Assets:
Canada	4.7%
Chile	1.3
France	26.7
Ireland	1.4
Italy	4.9
Japan	6.7
Mexico	3.0
Philippines	1.5
South Africa	4.1
Thailand	6.1
United Kingdom	24.6
United States	14.6
Short-Term and other Net Assets (Liabilities)	0.4
100.0%
6

Spirited Funds/ETFMG Whiskey & Spirits ETF

Schedule of Investments
March 31, 2017 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 99.6%
Canada - 4.7%
Beverages - 4.7%
Corby Spirit and Wine Ltd. (a)	7,361	$122,494

Chile - 1.3%
Beverages - 1.3%
Cia Cervecerias Unidas SA - ADR	1,303	32,927

France - 26.7%
Beverages - 22.0%
Marie Brizard Wine & Spirits SA (a)	6,960	117,388
Pernod Ricard SA	2,774	328,188
Remy Cointreau SA	1,339	131,089
Total Beverages		576,665
Textiles, Apparel & Luxury Goods - 4.7%
LVMH Moet Hennessy Louis Vuitton SE	566	124,294
Total France		700,959

Ireland - 1.4%
Beverages - 1.4%
C&C Group PLC	9,625	37,324

Italy - 4.9%
Beverages - 4.9%
Davide Campari-Milano SpA	11,089	128,590

Japan - 6.7%
Beverages - 6.7%
Asahi Group Holdings Ltd.	2,000	75,595
Kirin Holdings Co Ltd.	2,800	52,829
Takara Holdings, Inc.	4,400	47,466
Total Beverages		175,890

Mexico - 3.0%
Beverages - 3.0%
Becle SAB de CV (a)	45,000	79,774

Philippines - 1.5%
Beverages - 1.5%
Emperador, Inc.	335,000	40,327

The accompanying notes are an integral part of these financial statements.

7

Spirited Funds/ETFMG Whiskey & Spirits ETF

Schedule of Investments
March 31, 2017 (Unaudited)  (Continued)

	Shares	Market Value
South Africa - 4.1%
Beverages - 4.1%
Distell Group Ltd.	10,382	$106,790

Thailand - 6.1%
Beverages - 6.1%
Thai Beverage PLC	236,800	159,125

United Kingdom - 24.6%
Beverages - 24.6%
Diageo PLC	20,993	600,607
Stock Spirits Group PLC	20,017	46,898
Total Beverages		647,505

United States - 14.6%
Beverages - 14.6%
Brown-Forman Corporation	3,238	149,531
Constellation Brands, Inc.	693	112,315
MGP Ingredients, Inc.	2,251	122,072
Total Beverages		383,918
TOTAL COMMON STOCKS (Cost $2,489,512)		2,615,623
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 0.59% (b)	3,435	3,435
TOTAL SHORT-TERM INVESTMENTS (Cost $3,435)		3,435

Total Investments (Cost $2,492,947) - 99.7%		2,619,058
Other Assets in Excess of Liabilities - 0.3%		7,728
TOTAL NET ASSETS - 100.0%		$2,626,786

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at March 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.
8

Spirited Funds/ETFMG Whiskey & Spirits ETF

STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2017 (Unaudited)

Spirited Funds/ ETFMG Whiskey & Spirits ETF
ASSETS
Investments in securities, at fair value*	$2,619,058
Foreign currency	73
Dividends and interest receivable	9,325
Total Assets	$2,628,456

LIABILITIES
Management fees payable	1,670
Total Liabilities	1,670
Net Assets	$2,626,786

NET ASSETS CONSIST OF:
Paid-in Capital	$2,491,302
Undistributed (accumulated) net investment income (loss)	9,688
Accumulated net realized gain (loss) on investments	(353)
Net unrealized appreciation (depreciation) on:
Investments in securities	126,111
Foreign currency and translation of other assets and liabilities in foreign currency	38
Net Assets	$2,626,786

*Identified Cost:
Investments in securities	$2,492,947
Foreign currency	79

Shares Outstanding^	100,000
Net Asset Value, Offering and Redemption Price per Share	$26.27
^	No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

9

Spirited Funds/ETFMG Whiskey & Spirits ETF

STATEMENT OF OPERATIONS
For the period ended March 31, 2017 (Unaudited)

Spirited Funds/ ETFMG Whiskey & Spirits ETF[1]
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholdings tax of $1,969)	$20,188
Interest	1
Securities lending income	2
Total Investment Income	20,191
Expenses:
Management fees	8,702
Total Expenses	8,702
Net Investment Income	11,489
REALIZED & UNREALIZED GAIN ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated investments	(24,207)
In-Kind redemptions	28,191
Foreign currency and foreign currency translation	(4,337)
Net Realized Gain (Loss) on Investments and Foreign Currency	(353)
Net Change in Unrealized Appreciation (Depreciation) of:
Unaffiliated investments	126,111
Foreign currency and foreign currency translation	38
Net Change in Unrealized Appreciation of Investments and Foreign Currency	126,149
Net Realized and Unrealized Gain on Investments	125,796
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$137,285

1Fund commenced operations on October 11, 2016. The information presented is for the period from October 12, 2016 to March 31, 2017.

The accompanying notes are an integral part of these financial statements.

10

Spirited Funds/ETFMG Whiskey & Spirits ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended March 31, 2017 (Unaudited)*
OPERATIONS
Net investment income	$11,489
Net realized loss on investments	(353)
Net change in unrealized appreciation of investments	126,149
Net increase in net assets resulting from operations	137,285
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,801)
Total Distributions to Shareholders	(1,801)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)	2,491,230
Transaction Fees (Note 1)	72
Net increase in net assets from capital chare transactions	2,491,302
Net increase in net assets	2,626,786
NET ASSETS
Beginning of Period	—
End of Period	$2,626,786
Undistributed net investment income	$9,688

(a) Summary of share transactions is as follows:

	Period Ended March 31, 2017 (Unaudited)*
	Shares	Amount
Shares Sold	150,000	$3,802,625
Transaction Fees	—	72
Shares Redeemed	(50,000)	(1,311,395)
	100,000	$2,491,302
Beginning Shares	—
Ending Shares	100,000

*Fund commenced operations on October 11, 2016. The information presented is for the period from October 11, 2016 to March 31, 2017.

The accompanying notes are an integral part of these financial statements.

11

Spirited Funds/ETFMG Whiskey & Spirits ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

Period Ended March 31, 2017 (Unaudited)[1]

Net Asset Value, Beginning of Period	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.11
Net realized and unrealized gain (loss) on investments	1.18
Total from investment operations	1.29
Less Distributions:
Distributions from net investment income	(0.02)
Total distributions	(0.02)
Net asset value, end of period	$26.27
Total Return	5.15%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$2,627
Expenses to Average Net Assets	0.75%[4]
Net Investment Income (Loss) to Average Net Assets	1.00%[4]
Portfolio Turnover Rate	35%[3]

1Commencement of operations on October 11, 2016.
2Calculated based on average shares outstanding during the period.
3Not annualized.
4Annualized.

The accompanying notes are an integral part of these financial statements.

12

Spirited Funds/ETFMG Whiskey & Spirits ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

NOTE 1 – ORGANIZATION

Spirited Funds/ETFMG Whiskey & Spirits ETF (the “Fund”) is a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Spirited Funds/ETFMG Whiskey & Spirits Index. The Fund commenced operations on October 11, 2016.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Transaction Fees” in the statements of changes in net assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

13

Spirited Funds/ETFMG Whiskey & Spirits ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited) (Continued)

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2017, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017:

Spirited Funds/ETFMG Whiskey & Spirits ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,615,623	$—	$—	$2,615,623
Short-Term Investments	3,435	—	—	3,435
Total Investments in Securities	$2,619,058	$—	$—	$2,619,058

^ See Schedule of Investments for classifications by sector or country.

There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Transfers between levels are recognized at the end of the reporting period.

14

Spirited Funds/ETFMG Whiskey & Spirits ETF

NOTES TO FINANCIAL STATEMENTS
 March 31, 2017 (Unaudited) (Continued)

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2017 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

D.
Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid for the Fund on a quarterly basis. Net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

15

Spirited Funds/ETFMG Whiskey & Spirits ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited) (Continued)

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The “Derivatives and Hedging” Topic of the Codification (Accounting Standards Codification 815, formerly Statement of Financial Accounting Standards (“SFAS”) 133 and SFAS 161) requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. The Fund did not use derivatives during the period ended March 31, 2017.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-today operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement with the Fund, the Advisor has overall responsibility for the general management and administration of the Fund and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary fee. For services provided the Fund pays the Advisor at an annual rate of 0.75% of the Fund’s average daily net assets (See Note 9). The Advisor has an agreement with, and is dependent on, a third party to pay the Fund’s expenses in excess of 0.75% of the Fund’s average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an Agreement with Spirited Funds, LLC (the “Sponsor”), under which the Sponsor agrees to sublicense the use of the Underlying Index to the Advisor. The Sponsor also provides marketing support for the Fund, including distributing marketing materials related to the Fund. Spirited Funds, LLC is a privately held business focused on bringing exchange-traded investment products to investors in the U.S. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund. Additionally, the Sponsor is not involved in the maintenance of the Underlying Index and does not otherwise act in the capacity of an index provider.
16

Spirited Funds/ETFMG Whiskey & Spirits ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited) (Continued)

US Bancorp Fund Services, LLC (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two entities.

The Advisor pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s daily average net assets. For the period ended March 31, 2017, the Fund did not incur any 12b-1 expenses.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended March 31, 2017:

	Purchases	Sales
Spirited Funds/ETFMG Whiskey & Spirits ETF	$869,687	$1,655,573

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended March 31, 2017:

	Purchases	Sales
	In-Kind	In-Kind
Spirited Funds/ETFMG Whiskey & Spirits ETF	$3,484,389	$212,976

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the Fund’s taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations for the period ended March 31, 2017.

NOTE 7 – SECURITIES LENDING

The Fund may lend up to 331/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.
17

Spirited Funds/ETFMG Whiskey & Spirits ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited) (Continued)

As of March 31, 2017, the Fund did not have any securities on loan.

Interest income earned on collateral investments and recognized by the Fund during the period ended March 31, 2017, were as follows:

Interest Income Earned
Fund	Interest Income Earned net of applicable Fees
Spirited Funds/ETFMG Whiskey & Spirits ETF	$2

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund paid $1,801 from ordinary income during the period ended March 31, 2017.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Effective April 1, 2017, the Fund changed its distributor from ALPS Distributors, Inc. to ETFMG Financial, LLC.

Effective May 1, 2017, the Fund made permanent a reduction in unitary fees to ensure that total expenses do not exceed 0.60% of the Fund’s annual average net assets, from a previous unitary fee of 0.75%.
18

Spirited Funds/ETFMG Whiskey & Spirits ETF

SUPPLEMENTARY INFORMATION
March 31, 2017 (Unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files a Form N-Q with the Securities and Exchange Commission (the ‘‘SEC’’) no more than sixty days after the Fund’s first and third fiscal quarters. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Funds’ portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room). The Fund’s portfolio holdings are posted on the Fund’s website at www.spiritedfunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477), by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.spiritedfunds.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477) or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.spiritedfunds.com. Read the prospectus carefully before investing.
19

Spirited Funds/ETFMG Whiskey & Spirits ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2017 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on June 22, 2016, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the approval of the Investment Advisory Agreement between ETF Managers Group, LLC (the “Adviser”) and the Trust, on behalf of Spirited Funds/ETFMG Whiskey & Spirits ETF (the “Fund”) (the “Agreement”).

The Agreement must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to renew the Agreement for an additional one-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Adviser.

In reaching this decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the Fund’s shareholders by the Adviser; (ii) the Adviser’s cost and profits it will realize in providing its services, including any fall-out benefits enjoyed by the Adviser; (iii) comparative fee and expense data for the Fund and other similar investment companies; (iv) the extent to which economies of scale would be realized as the Fund grows and whether the proposed advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on June 22, 2016, and throughout the year.  Among other things, the information provided by the Adviser provided an overview of its advisory business, including its personnel. Representatives of the Adviser discussed the services to be provided by the Adviser. Representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Nature, Extent and Quality of Services Provided by the Adviser
The Trustees considered the scope of services provided under the Agreement, noting that the Adviser will be providing investment management services to the Fund. The Board discussed the responsibilities of the Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program. The Board also considered the Adviser’s experience managing ETFs, including other series of the Trust.

The Board also considered other services to be provided to the Fund’s, such as overseeing the Fund’s service providers, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund’s by the Adviser.

20

Spirited Funds/ETFMG Whiskey & Spirits ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2017 (Unaudited)

Cost of Services Provided and Economies of Scale
The Board reviewed the Fund’s estimated expense ratio and the advisory fee to be paid by the Fund, and considered the expense ratios of comparable funds.  The Board took into consideration management’s discussion of the fees, including that the Fund uses a niche investment strategy. The Board concluded that the advisory fee was reasonable and the result of arm’s length negotiations. Additionally, the Board took into consideration that the Fund’s operating expenses would be paid by the Adviser. The Board also evaluated compensation and benefits expected to be received by the Adviser from its relationship with the Fund. The Board noted, however, that because the Fund was new, it was difficult to estimate the profitability of the Fund to the Adviser at this time. The Board also noted that because the Fund was new, it was difficult to estimate whether the Fund would experience economies of scale. The Board determined to evaluate economies of scale on an ongoing basis in the event of asset growth of the Fund.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser will provide to the Fund; and (c) agreed to approve the Agreement for an initial term of two years.
21

Spirited Funds/ETFMG Whiskey & Spirits ETF

Expense Example
For the Period October 11, 2016 to March 31, 2017 (Unaudited)

As a shareholder of Spirited Funds/ETFMG Whiskey & Spirits ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 11, 2016 to March 31, 2017).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

Spirited Funds/ETFMG Whiskey & Spirits ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	October 11,	March 31,	During the
	2016	2017	Period^
Actual	$1,000.00	$1,051.50	$3.84

Hypothetical
(5% annual)	$1,000.00	$1,021.19	$3.78

^ The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio for the period since inception multiplied by the average account value during the period, multiplied by 171/365 (to reflect the period from October 11, 2016 to March 31, 2017).
22

Advisor
ETF Managers Group, LLC
30 Maple Street Suite 2, Summit, NJ 07901

Distributor
ETFMG Financial, LLC
30 Maple Street Suite 2, Summit NJ 07901

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent
U.S Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP
1666 K Street NW, Washington, DC 20006

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer/Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Managers Trust

By (Signature and Title)  /s/ Samuel Masucci III
Samuel Masucci III, Principal Executive Officer

Date  June 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Samuel Masucci III
  Samuel Masucci III, Principal Executive Officer

Date  June 1, 2017

By (Signature and Title)*  /s/ John A. Flanagan
  John A. Flanagan, Principal Financial Officer/Treasurer

Date  June 1, 2017

* Print the name and title of each signing officer under his or her signature.